UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Dividend Value Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5%

	Aerospace & Defense – 1.9%

134,363	General Dynamics Corporation, (2)	$15,689,568

162,886	United Technologies Corporation	17,127,463
	Total Aerospace & Defense	32,817,031

	Banks – 12.8%

2,521,591	Bank of America Corporation, (2)	38,454,263

276,575	BankUnited Inc.	8,640,203

822,052	Citigroup Inc.	40,206,563

208,807	Comerica Incorporated, (2)	10,494,640

210,206	Community Bank System Inc.	7,405,557

902,144	Fifth Third Bancorp.	18,475,909

171,082	ICICI Bank Limited	8,557,522

459,157	JPMorgan Chase & Co.	26,479,584

146,432	M&T Bank Corporation, (2)	17,791,488

130,304	PNC Financial Services Group, Inc.	10,757,898

1,218,486	Regions Financial Corporation	12,355,448

517,040	SunTrust Banks, Inc., (2)	19,673,372
	Total Banks	219,292,447

	Capital Markets – 2.5%

645,456	Morgan Stanley	20,874,047

311,473	State Street Corporation	21,940,158
	Total Capital Markets	42,814,205

	Chemicals – 4.2%

364,769	Dow Chemical Company	18,628,753

179,724	LyondellBasell Industries NV	19,095,675

108,405	PPG Industries, Inc.	21,503,216

108,224	Praxair, Inc.	13,867,823
	Total Chemicals	73,095,467

	Communications Equipment – 1.1%

1,538,377	Ericsson LM Telefonaktiebolaget, (2)	19,122,026

	Computers & Peripherals – 3.4%

303,735	Apple, Inc.	29,027,954

839,899	Hewlett-Packard Company	29,908,803
	Total Computers & Peripherals	58,936,757

Nuveen Investments	1

Nuveen Dividend Value Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Consumer Finance – 2.1%

229,555	Capital One Financial Corporation	$18,258,805

682,380	Navient Corporation	11,736,936

682,379	SLM Corporation	6,045,878
	Total Consumer Finance	36,041,619

	Diversified Telecommunication Services – 2.6%

439,125	CenturyLink Inc., (2)	17,231,265

549,411	Verizon Communications Inc.	27,701,303
	Total Diversified Telecommunication Services	44,932,568

	Electric Utilities – 2.3%

183,837	Pinnacle West Capital Corporation	9,833,441

447,041	PPL Corporation	14,747,883

436,730	Westar Energy Inc., (2)	15,739,749
	Total Electric Utilities	40,321,073

	Electrical Equipment – 3.8%

341,696	Eaton PLC	23,207,992

219,300	Emerson Electric Company	13,958,445

268,813	Regal-Beloit Corporation	18,894,866

81,839	Rockwell Automation, Inc.	9,138,143
	Total Electrical Equipment	65,199,446

	Energy Equipment & Services – 1.0%

142,716	Halliburton Company	9,845,977

117,794	Oceaneering International Inc.	7,999,391
	Total Energy Equipment & Services	17,845,368

	Food & Staples Retailing – 0.8%

198,746	Walgreen Co.	13,667,762

	Food Products – 0.9%

360,956	Unilever PLC, ADR	14,846,120

	Health Care Equipment & Supplies – 1.7%

241,298	Covidien PLC	20,874,690

106,466	Stryker Corporation	8,492,793
	Total Health Care Equipment & Supplies	29,367,483

	Health Care Providers & Services – 1.4%

304,590	UnitedHealth Group Incorporated, (2)	24,687,020

	Hotels, Restaurants & Leisure – 1.4%

411,023	Carnival Corporation	14,887,253

40,280	Wynn Resorts Ltd	8,587,696
	Total Hotels, Restaurants & Leisure	23,474,949

2	Nuveen Investments

Shares	Description (1)	Value

	Household Durables – 0.8%

102,956	Whirlpool Corporation, (2)	$14,685,644

	Household Products – 2.5%

557,821	Procter & Gamble Company	43,130,720

	Industrial Conglomerates – 3.6%

2,470,948	General Electric Company	62,144,344

	Insurance – 4.2%

478,951	Hartford Financial Services Group, Inc., (2)	16,360,966

265,167	Lincoln National Corporation	13,892,099

288,901	Prudential Financial, Inc.	25,125,720

514,780	Unum Group	17,672,397
	Total Insurance	73,051,182

	Leisure Equipment & Products – 2.3%

276,152	Hasbro, Inc.	13,796,554

174,729	Polaris Industries Inc.	25,779,517
	Total Leisure Equipment & Products	39,576,071

	Machinery – 1.0%

191,794	Dover Corporation	16,448,253

	Media – 1.8%

410,520	Cinemark Holdings Inc.	13,465,056

60,915	Omnicom Group, Inc.	4,263,441

85,904	Time Warner Cable, Class A	12,464,670
	Total Media	30,193,167

	Metals & Mining – 1.4%

324,258	Goldcorp Inc.	8,884,669

611,355	Teck Cominco Limited	14,648,066
	Total Metals & Mining	23,532,735

	Multi-Utilities – 0.9%

532,365	CMS Energy Corporation	15,401,319

	Oil, Gas & Consumable Fuels – 13.3%

276,899	Anadarko Petroleum Corporation	29,586,658

334,777	Chevron Corporation	43,266,579

156,683	ConocoPhillips, (2)	12,926,348

390,243	Enbridge Energy Partners LP	13,443,871

348,943	Exxon Mobil Corporation	34,524,420

154,056	Golar LNG, Limited, (2)	9,491,390

365,057	Linn Energy LLC	10,991,866

321,463	Occidental Petroleum Corporation	31,410,150

167,941	SM Energy Company, (2)	13,190,086

Nuveen Investments	3

Nuveen Dividend Value Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

509,391	Spectra Energy Corporation, (2)	$20,844,280

162,771	Williams Partners LP	8,242,723
	Total Oil, Gas & Consumable Fuels	227,918,371

	Pharmaceuticals – 9.5%

140,389	AstraZeneca PLC, Sponsored ADR	10,218,915

305,114	GlaxoSmithKline PLC	14,758,364

276,329	Johnson & Johnson	27,657,770

697,572	Merck & Company Inc.	39,580,235

1,721,922	Pfizer Inc.	49,419,161

411,655	Teva Pharmaceutical Industries Limited, Sponsored ADR	22,023,543
	Total Pharmaceuticals	163,657,988

	Real Estate Investment Trust – 3.4%

172,977	Liberty Property Trust	6,083,601

1,494,269	MFA Mortgage Investments, Inc.	12,163,350

108,683	Mid-America Apartment Communities	7,599,115

218,983	National Retail Properties, Inc.	7,789,225

496,194	Redwood Trust Inc., (2)	9,417,762

626,600	Starwood Property Trust Inc.	14,787,760
	Total Real Estate Investment Trust	57,840,813

	Semiconductors & Equipment – 3.1%

877,423	Intel Corporation	29,735,865

335,552	Maxim Integrated Products, Inc.	9,835,029

197,967	Texas Instruments Incorporated	9,155,974

108,100	Xilinx, Inc.	4,446,153
	Total Semiconductors & Equipment	53,173,021

	Software – 2.2%

651,035	CA Inc.	18,801,891

441,922	Microsoft Corporation	19,073,354
	Total Software	37,875,245

	Specialty Retail – 3.3%

566,936	Best Buy Co., Inc., (2)	16,855,007

286,640	Lowe’s Companies, Inc.	13,715,724

84,071	Signet Jewelers Limited	8,557,587

1,469,041	Staples, Inc., (2)	17,026,185
	Total Specialty Retail	56,154,503

	Tobacco – 1.6%

390,812	Altria Group, Inc.	15,866,967

151,157	Philip Morris International	12,396,386
	Total Tobacco	28,263,353

4	Nuveen Investments

Shares	Description (1)	Value

	Wireless Telecommunication Services – 0.7%

368,619	Vodafone Group PLC, Sponsored ADR	$12,245,524
	Total Long-Term Investments (cost $1,200,603,039)	1,711,753,594

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 7.9%

	Money Market Funds – 7.9%

135,066,548	Mount Vernon Securities Lending Prime Portfolio, 0.181%, (3), (4)	$135,066,548
	Total Investments Purchased with Collateral from Securities Lending (cost $135,066,548)	135,066,548

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

7,009,935	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$7,009,935
	Total Short-Term Investments (cost $7,009,935)	7,009,935
	Total Investments (cost $1,342,679,522) – 107.8%	1,853,830,077
	Other Assets Less Liabilities – (7.8)%	(134,848,223)
	Net Assets – 100%	$1,718,981,854

Fair Value Measurements

Fair value is defined as the price the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,711,753,594	$—	$—	$1,711,753,594
Investments Purchased with Collateral from Securities Lending	135,066,548	—	—	135,066,548
Short-Term Investments:
Money Market Funds	7,009,935	—	—	7,009,935
Total	$1,853,830,077	$—	$—	$1,853,830,077

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are

Nuveen Investments	5

Nuveen Dividend Value Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $1,345,676,798.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$511,494,809
Depreciation	(3,341,530)
Net unrealized appreciation (depreciation) of investments	$508,153,279

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $128,837,208.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt.

6	Nuveen Investments

Nuveen Mid Cap Value Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.3%

	COMMON STOCKS – 99.3%

	Aerospace & Defense – 0.9%

14,895	Huntington Ingalls Industries Inc.	$1,354,253

	Airlines – 2.8%

35,939	Delta Air Lines, Inc.	1,346,275

96,862	Southwest Airlines Co.	2,739,257
	Total Airlines	4,085,532

	Banks – 6.6%

63,958	East West Bancorp Inc.	2,178,409

112,236	Fifth Third Bancorp.	2,298,593

246,677	Regions Financial Corporation	2,501,305

108,418	Synovus Financial Corp.	2,553,244
	Total Banks	9,531,551

	Building Products – 1.0%

66,455	Masco Corporation	1,382,264

	Capital Markets – 5.1%

89,682	E*Trade Group Inc., (2)	1,885,116

85,071	Invesco LTD	3,201,222

46,801	Raymond James Financial Inc.	2,384,511
	Total Capital Markets	7,470,849

	Commercial Services & Supplies – 2.3%

58,339	Pitney Bowes Inc., (3)	1,578,653

111,907	Steelcase Inc.	1,689,796
	Total Commercial Services & Supplies	3,268,449

	Communications Equipment – 1.1%

24,335	Motorola Solutions Inc.	1,549,653

	Computers & Peripherals – 3.5%

43,502	Lexmark International, Inc., Class A, (3)	2,089,401

14,758	SanDisk Corporation	1,353,456

17,003	Western Digital Corporation	1,697,409
	Total Computers & Peripherals	5,140,266

	Consumer Finance – 2.1%

335,813	SLM Corporation	2,975,303

	Containers & Packaging – 1.0%

29,668	Avery Dennison Corporation	1,400,626

Nuveen Investments	7

Nuveen Mid Cap Value Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Diversified Telecommunication Services – 1.6%

59,275	CenturyLink Inc.	$2,325,951

	Electric Utilities – 2.1%

56,361	Edison International	3,088,583

	Electrical Equipment – 1.4%

28,947	Regal-Beloit Corporation	2,034,685

	Electronic Equipment & Instruments – 1.3%

126,721	Vishay Intertechnology Inc., (3)	1,866,600

	Energy Equipment & Services – 1.6%

60,567	Nabors Industries Inc.	1,645,000

10,244	Oceaneering International Inc.	695,670
	Total Energy Equipment & Services	2,340,670

	Health Care Equipment & Supplies – 2.5%

56,163	Hologic Inc., (2)	1,464,169

21,491	Zimmer Holdings, Inc.	2,150,604
	Total Health Care Equipment & Supplies	3,614,773

	Health Care Providers & Services – 4.0%

30,316	Cardinal Health, Inc.	2,172,141

22,633	CIGNA Corporation	2,037,875

31,068	Tenet Healthcare Corporation, (2)	1,639,458
	Total Health Care Providers & Services	5,849,474

	Hotels, Restaurants & Leisure – 2.7%

74,639	MGM Resorts International Inc., (2)	2,003,311

32,676	Royal Caribbean Cruises Limited	1,949,123
	Total Hotels, Restaurants & Leisure	3,952,434

	Household Durables – 1.3%

15,070	Mohawk Industries Inc., (2)	1,880,284

	Independent Power & Renewable Electricity Producers – 1.2%

57,273	NRG Energy Inc.	1,773,172

	Industrial Conglomerates – 1.2%

22,345	Carlisle Companies Inc.	1,788,047

	Insurance – 7.3%

42,235	Endurance Specialty Holdings Limited, (3)	2,233,809

85,904	Hartford Financial Services Group, Inc., (3)	2,934,481

43,384	Lincoln National Corporation	2,272,888

90,338	Unum Group	3,101,304
	Total Insurance	10,542,482

8	Nuveen Investments

Shares	Description (1)	Value

	IT Services – 1.6%

180,404	Xerox Corporation	$2,392,157

	Leisure Equipment & Products – 1.0%

34,760	Brunswick Corporation	1,401,871

	Life Sciences Tools & Services – 1.6%

40,509	Agilent Technologies, Inc.	2,272,150

	Machinery – 2.3%

22,404	Dover Corporation	1,921,367

31,064	Oshkosh Truck Corporation	1,435,778
	Total Machinery	3,357,145

	Marine – 1.1%

13,190	Kirby Corporation, (2)	1,536,107

	Multiline Retail – 1.8%

280,564	J.C. Penney Company, Inc., (3)	2,631,690

	Multi-Utilities – 4.0%

37,810	Alliant Energy Corporation	2,136,265

37,192	Sempra Energy	3,708,416
	Total Multi-Utilities	5,844,681

	Oil, Gas & Consumable Fuels – 3.9%

60,513	Delek US Holdings Inc.	1,768,190

24,200	Gulfport Energy Corporation, (2)	1,292,522

30,116	Matador Resources Company, (2)	814,337

19,689	Whiting Petroleum Corporation, (2)	1,742,280
	Total Oil, Gas & Consumable Fuels	5,617,329

	Paper & Forest Products – 1.0%

48,956	KapStone Paper and Packaging Corp., (2)	1,455,951

	Pharmaceuticals – 1.1%

32,267	Mylan Laboratories Inc., (2), (3)	1,593,022

	Professional Services – 1.2%

22,089	Manpower Inc.	1,720,512

	Real Estate Investment Trust – 8.4%

87,083	CubeSmart	1,585,781

136,505	Developers Diversified Realty Corporation, (3)	2,394,298

138,980	Host Hotels & Resorts Inc.	3,021,425

371,708	MFA Mortgage Investments, Inc.	3,025,703

90,799	Starwood Property Trust Inc.	2,142,856
	Total Real Estate Investment Trust	12,170,063

Nuveen Investments	9

Nuveen Mid Cap Value Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Real Estate Management & Development – 1.3%

14,980	Jones Lang LaSalle Inc.	$1,853,026

	Road & Rail – 0.8%

59,188	Swift Transportation Company, (2), (3)	1,210,395

	Semiconductors & Equipment – 1.7%

42,757	Altera Corporation	1,399,009

36,121	Micron Technology, Inc., (2), (3)	1,103,497
	Total Semiconductors & Equipment	2,502,506

	Software – 4.6%

68,555	Activision Blizzard Inc.	1,534,261

29,135	Autodesk, Inc., (2)	1,554,352

67,053	CA Inc.	1,936,491

49,426	Electronic Arts Inc., (2)	1,660,714
	Total Software	6,685,818

	Specialty Retail – 5.6%

107,004	Best Buy Co., Inc.	3,181,229

39,091	Foot Locker, Inc.	1,857,995

22,124	Outerwall Inc., (2), (3)	1,217,262

17,823	Signet Jewelers Limited	1,814,203
	Total Specialty Retail	8,070,689

	Water Utilities – 1.7%

52,044	American Water Works Company	2,486,142
	Total Long-Term Investments (cost $129,793,614)	144,017,155

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.2%

	Money Market Funds – 11.2%

16,302,676	Mount Vernon Securities Lending Prime Portfolio, 0.181%, (4), (5)	$16,302,676
	Total Investments Purchased with Collateral from Securities Lending (cost $16,302,676)	16,302,676

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

596,202	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$596,202
	Total Short-Term Investments (cost $596,202)	596,202
	Total Investments (cost $146,692,492) – 110.9%	160,916,033
	Other Assets Less Liabilities – (10.9)%	(15,871,065)
	Net Assets – 100%	$145,044,968

10	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$144,017,155	$—	$—	$144,017,155
Investments Purchased with Collateral from Securities Lending	16,302,676	—	—	16,302,676
Short-Term Investments:
Money Market Funds	596,202	—	—	596,202
Total	$160,916,033	$—	$—	$160,916,033

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $146,837,940.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$16,343,108
Depreciation	(2,265,015)
Net unrealized appreciation (depreciation) of investments	$14,078,093

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $15,448,625.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	11

Nuveen Small Cap Value Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5%

	Auto Components – 1.1%

53,600	Dana Holding Corporation, (2)	$1,199,568

	Automobiles – 1.2%

25,000	Thor Industries, Inc.	1,324,250

	Banks – 14.2%

45,542	Banner Corporation	1,832,610

84,150	Customers Bancorp Inc., (3)	1,595,484

42,964	East West Bancorp Inc.	1,463,354

54,500	Heartland Financial USA, Inc.	1,298,735

53,200	Renasant Corporation	1,510,880

62,687	Square 1 Financial Inc., Class A, (3)	1,194,814

8,878	SVB Financial Group, (3)	967,880

30,131	Texas Capital BancShares, Inc., (3)	1,568,319

64,131	Webster Financial Corporation	1,838,636

75,800	Western Alliance Bancorporation, (3)	1,735,820

24,587	Wintrust Financial Corporation, (2)	1,139,116
	Total Banks	16,145,648

	Capital Markets – 4.0%

21,382	Evercore Partners Inc.	1,166,602

77,417	Manning & Napier Inc.	1,327,702

77,311	New Mountain Finance Corporation	1,119,463

88,052	Pennantpark Investment Corporation, (2)	980,019
	Total Capital Markets	4,593,786

	Chemicals – 2.0%

26,000	Minerals Technologies Inc.	1,509,820

44,657	Orion Engineered Carbons SA, (2), (3)	759,169
	Total Chemicals	2,268,989

	Commercial Services & Supplies – 2.3%

24,019	G&K Services, Inc.	1,155,074

95,101	Steelcase Inc.	1,436,025
	Total Commercial Services & Supplies	2,591,099

	Communications Equipment – 3.6%

53,946	Applied Optoelectronics Inc., (3)	971,028

45,791	Netgear, Inc., (3)	1,433,716

35,949	Plantronics Inc.	1,688,525
	Total Communications Equipment	4,093,269

12	Nuveen Investments

Shares	Description (1)	Value

	Construction & Engineering – 3.5%

47,125	Emcor Group Inc.	$1,928,826

76,717	Tutor Perini Corporation, (3)	2,089,004
	Total Construction & Engineering	4,017,830

	Construction Materials – 1.4%

153,689	Headwaters Incorporated, (3)	1,642,935

	Diversified Financial Services – 0.9%

42,500	PHH Corporation, (2), (3)	992,375

	Diversified Telecommunication Services – 1.1%

94,000	Premiere Global Services, Inc., (3)	1,231,400

	Electric Utilities – 3.3%

47,506	El Paso Electric Company	1,750,596

56,745	UIL Holdings Corporation	1,992,317
	Total Electric Utilities	3,742,913

	Electrical Equipment – 2.3%

38,287	Babcock & Wilcox Company	1,188,428

19,833	Regal-Beloit Corporation	1,394,062
	Total Electrical Equipment	2,582,490

	Electronic Equipment & Instruments – 1.6%

124,033	Vishay Intertechnology Inc., (2)	1,827,006

	Energy Equipment & Services – 3.3%

42,000	Dawson Geophysical Company	1,054,200

41,909	Matrix Service Company, (3)	1,125,257

47,343	Patterson-UTI Energy, Inc.	1,626,232
	Total Energy Equipment & Services	3,805,689

	Food & Staples Retailing – 0.7%

37,737	SpartanNash Co	790,968

	Gas Utilities – 1.3%

13,756	Laclede Group Inc.	646,257

17,485	Southwest Gas Corporation	866,032
	Total Gas Utilities	1,512,289

	Health Care Equipment & Supplies – 2.7%

710,014	Alphatec Holdings, Inc., (3)	994,020

82,710	Nxstage Medical, Inc., (3)	1,104,179

18,382	Steris Corporation	935,276
	Total Health Care Equipment & Supplies	3,033,475

	Health Care Providers & Services – 1.8%

31,738	Hanger Orthopedic Group Inc., (3)	1,004,508

Nuveen Investments	13

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

30,385	US Physical Therapy, Inc., (2)	$1,061,652
	Total Health Care Providers & Services	2,066,160

	Hotels, Restaurants & Leisure – 2.4%

95,082	Einstein Noah Restaurant Group	1,438,591

159,309	Papa Murphy’s Holdings Inc., (2), (3)	1,312,706
	Total Hotels, Restaurants & Leisure	2,751,297

	Household Durables – 1.2%

63,956	La Z Boy Inc.	1,345,634

	Insurance – 5.4%

59,920	American Equity Investment Life Holding Company, (2)	1,326,629

104,686	CNO Financial Group Inc.	1,693,819

24,000	Endurance Specialty Holdings Limited	1,269,360

65,735	Horace Mann Educators Corporation	1,883,308
	Total Insurance	6,173,116

	Internet Software & Services – 4.2%

59,000	Constant Contact Inc., (3)	1,836,670

135,028	Dice Holdings Inc., (3)	1,236,856

103,445	Perficient, Inc., (3)	1,757,531
	Total Internet Software & Services	4,831,057

	Leisure Equipment & Products – 1.5%

86,605	Malibu Boats Inc., Class A, (3)	1,667,146

	Machinery – 2.0%

21,884	Actuant Corporation	706,416

50,888	Altra Industrial Motion, Inc., (2)	1,595,339
	Total Machinery	2,301,755

	Metals & Mining – 1.3%

85,535	Commercial Metals Company	1,474,623

	Oil, Gas & Consumable Fuels – 4.9%

38,805	Bill Barrett Corporation, (2), (3)	931,708

111,545	Callon Petroleum Company Del, (3)	1,102,065

76,863	Energy XXI Ltd.	1,534,185

39,729	Rosetta Resources, Inc., (2), (3)	2,028,960
	Total Oil, Gas & Consumable Fuels	5,596,918

	Professional Services – 3.2%

87,500	Korn/Ferry International, (3)	2,574,247

38,321	TrueBlue Inc., (3)	1,034,284
	Total Professional Services	3,608,531

	Real Estate Investment Trust – 8.1%

48,000	Associated Estates Realty Corp.	848,160

14	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

100,558	Brandywine Realty Trust, WI/DD	$1,563,677

96,353	CubeSmart	1,754,588

28,000	Entertainment Properties Trust, (2)	1,509,200

50,000	LaSalle Hotel Properties	1,739,500

146,177	MFA Mortgage Investments, Inc.	1,189,881

24,500	STAG Industrial Inc.	559,580
	Total Real Estate Investment Trust	9,164,586

	Road & Rail – 2.1%

54,187	Celadon Group, Inc.	1,150,932

26,769	Saia, Inc., (2), (3)	1,222,005
	Total Road & Rail	2,372,937

	Semiconductors & Equipment – 3.6%

148,176	Cypress Semiconductor Corporation, (2)	1,498,059

40,435	Integrated Device Technology, Inc., (3)	580,647

34,226	MKS Instruments Inc.	1,087,702

51,497	TriQuint Semiconductor, Inc., (3)	925,916
	Total Semiconductors & Equipment	4,092,324

	Software – 1.0%

32,290	Parametric Technology Corporation, (3)	1,161,148

	Specialty Retail – 2.2%

35,000	Ann Inc., (3)	1,286,250

15,259	Genesco Inc., (3)	1,163,804
	Total Specialty Retail	2,450,054

	Textiles, Apparel & Luxury Goods – 1.6%

43,270	Movado Group Inc.	1,771,041

	Thrifts & Mortgage Finance – 2.5%

87,500	Everbank Financial Corporation, (2)	1,662,500

16,500	WSFS Financial Corporation	1,181,234
	Total Thrifts & Mortgage Finance	2,843,734
	Total Long-Term Investments (cost $94,806,347)	113,068,040

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 12.9%

	Money Market Funds – 12.9%

14,724,768	Mount Vernon Securities Lending Prime Portfolio, 0.181%, (4), (5)	$14,724,768
	Total Investments Purchased with Collateral from Securities Lending (cost $14,724,768)	14,724,768

Nuveen Investments	15

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.7%

	Money Market Funds – 0.7%

793,661	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$793,661
	Total Short-Term Investments (cost $793,661)	793,661
	Total Investments (cost $110,324,776) – 113.1%	128,586,469
	Other Assets Less Liabilities – (13.1)%	(14,858,932)
	Net Assets – 100%	$113,727,537

Fair Value Measurements

Fair value is defined as the price the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$113,068,040	$—	$—	$113,068,040
Investments Purchased with Collateral from Securities Lending	14,724,768	—	—	14,724,768
Short-Term Investments:
Money Market Funds	793,661	—	—	793,661
Total	$128,586,469	$—	$—	$128,586,469

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $110,364,397.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$20,301,187
Depreciation	(2,079,115)
Net unrealized appreciation (depreciation) of investments	$18,222,072

16	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $13,759,900.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

WI/DD	Investment, or portion of investment, purchased on a delayed delivery basis.

Nuveen Investments	17

Nuveen Large Cap Select Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.3%

	COMMON STOCKS – 98.3%

	Aerospace & Defense – 1.4%

5,641	Boeing Company	$679,628

	Airlines – 2.6%

12,332	Delta Air Lines, Inc.	461,957

26,635	Southwest Airlines Co.	753,238
	Total Airlines	1,215,195

	Banks – 4.7%

22,743	Citigroup Inc.	1,112,360

19,760	JP Morgan Chase & Co.	1,139,559
	Total Banks	2,251,919

	Biotechnology – 1.7%

9,028	Gilead Sciences, Inc., (2)	826,513

	Capital Markets – 3.8%

23,195	E*Trade Group Inc., (2)	487,559

20,405	Invesco LTD	767,840

16,721	Morgan Stanley	540,757
	Total Capital Markets	1,796,156

	Chemicals – 2.9%

16,400	Dow Chemical Company	837,548

2,721	PPG Industries, Inc.	539,738
	Total Chemicals	1,377,286

	Commercial Services & Supplies – 1.5%

26,826	Pitney Bowes Inc., (3)	725,912

	Computers & Peripherals – 7.1%

23,019	Apple, Inc.	2,199,926

33,109	Hewlett-Packard Company	1,179,011
	Total Computers & Peripherals	3,378,937

	Consumer Finance – 1.5%

82,735	SLM Corporation	733,032

	Diversified Telecommunication Services – 4.8%

18,740	CenturyLink Inc.	735,358

30,881	Verizon Communications Inc.	1,557,020
	Total Diversified Telecommunication Services	2,292,378

18	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities – 1.4%

11,909	Edison International	$652,613

	Electrical Equipment – 1.8%

6,137	Regal-Beloit Corporation	431,370

3,607	Rockwell Automation, Inc., (3)	402,758
	Total Electrical Equipment	834,128

	Energy Equipment & Services – 3.7%

13,096	Halliburton Company	903,493

8,077	Schlumberger Limited	875,466
	Total Energy Equipment & Services	1,778,959

	Food & Staples Retailing – 2.9%

9,604	CVS Caremark Corporation	733,361

13,385	Kroger Co.	655,597
	Total Food & Staples Retailing	1,388,958

	Food Products – 1.2%

4,766	Keurig Green Mountain Inc., (3)	568,488

	Health Care Equipment & Supplies – 1.1%

5,009	Zimmer Holdings, Inc.	501,251

	Health Care Providers & Services – 1.3%

3,353	McKesson HBOC Inc.	643,307

	Hotels, Restaurants & Leisure – 0.9%

5,732	Las Vegas Sands	423,308

	Household Durables – 2.9%

12,516	Jarden Corporation	699,644

5,330	Mohawk Industries Inc., (2)	665,024
	Total Household Durables	1,364,668

	Industrial Conglomerates – 0.9%

5,434	Carlisle Companies Inc.	434,829

	Insurance – 1.6%

8,528	Prudential Financial, Inc.	741,680

	Internet & Catalog Retail – 1.0%

394	priceline.com Incorporated, (2)	489,525

	Internet Software & Services – 2.9%

2,369	Google Inc., Class A, (2)	1,372,954

	IT Services – 3.5%

15,330	MasterCard, Inc.	1,136,720

38,452	Xerox Corporation	509,874
	Total IT Services	1,646,594

Nuveen Investments	19

Nuveen Large Cap Select Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Leisure Equipment & Products – 2.1%

11,466	Brunswick Corporation	$462,424

3,727	Polaris Industries Inc.	549,882
	Total Leisure Equipment & Products	1,012,306

	Life Sciences Tools & Services – 0.3%

2,550	Agilent Technologies, Inc.	143,030

	Machinery – 2.0%

5,486	Dover Corporation	470,479

5,918	Illinois Tool Works, Inc.	487,466
	Total Machinery	957,945

	Marine – 1.4%

5,772	Kirby Corporation, (2)	672,207

	Media – 4.6%

11,980	Comcast Corporation, Class A, (3)	643,685

8,174	Time Warner Inc.	678,605

10,072	Walt Disney Company, (3)	864,983
	Total Media	2,187,273

	Multi-Utilities – 2.3%

6,839	Dominion Resources, Inc.	462,590

6,584	Sempra Energy	656,491
	Total Multi-Utilities	1,119,081

	Oil, Gas & Consumable Fuels – 5.3%

5,665	Anadarko Petroleum Corporation	605,305

3,874	Chevron Corporation	500,676

5,592	Exxon Mobil Corporation	553,272

4,852	Occidental Petroleum Corporation	474,089

1,711	Pioneer Natural Resources Company	378,918
	Total Oil, Gas & Consumable Fuels	2,512,260

	Paper and Forest Products – 0.0%

1	Veritiv Corporation	32

	Pharmaceuticals – 5.1%

2,790	Allergan, Inc.	462,749

16,677	Merck & Company Inc.	946,253

10,707	Mylan Laboratories Inc., (2), (3)	528,605

9,226	Teva Pharmaceutical Industries Limited, Sponsored ADR	493,591
	Total Pharmaceuticals	2,431,198

	Road & Rail – 1.4%

33,070	Swift Transportation Company, (2)	676,282

20	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment – 2.1%

15,748	Micron Technology, Inc., (2), (3)	$481,101

12,586	Xilinx, Inc.	517,662
	Total Semiconductors & Equipment	998,763

	Software – 7.3%

22,088	Activision Blizzard Inc.	494,329

8,628	Adobe Systems Incorporated, (2)	596,281

9,250	Autodesk, Inc., (2)	493,488

25,799	CA Inc.	745,075

20,956	Electronic Arts Inc., (2)	704,122

9,889	Microsoft Corporation	426,809
	Total Software	3,460,104

	Specialty Retail – 5.3%

23,002	Best Buy Co., Inc.	683,849

9,911	Foot Locker, Inc.	471,070

19,212	Lowe’s Companies, Inc.	919,294

4,328	Signet Jewelers Limited	440,546
	Total Specialty Retail	2,514,759
	Total Long-Term Investments (cost $42,869,752)	46,803,458

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 5.5%

	Money Market Funds – 5.5%

2,596,796	Mount Vernon Securities Lending Prime Portfolio, 0.181%, (4), (5)	$2,596,796
	Total Investments Purchased with Collateral from Securities Lending (cost $2,596,796)	2,596,796

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.9%

433,965	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$433,965
	Total Short-Term Investments – (cost $433,965)	433,965
	Total Investments (cost $45,900,513) – 104.7%	49,834,219
	Other Assets Less Liabilities – (4.7)%	(2,248,899)
	Net Assets – 100%	$47,585,320
Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	21

Nuveen Large Cap Select Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$46,803,458	$—	$—	$46,803,458
Investments Purchased with Collateral from Securities Lending	2,596,796	—	—	2,596,796
Short-Term Investments:
Money Market Funds	433,965	—	—	433,965
Total	$49,834,219	$—	$—	$49,834,219

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $45,996,581.

Gross unrealized appreciation and gross unrealized (depreciation) of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$4,423,647
Depreciation	(586,009)
Net unrealized appreciation (depreciation) of investments	$3,837,638

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $2,497,680.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt.

22	Nuveen Investments

Nuveen Small Cap Select Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.1%

	COMMON STOCKS – 98.1%

	Aerospace & Defense – 1.4%

168,543	Orbital Sciences Corporation, (2)	$4,326,499

	Automobiles – 1.3%

75,347	Thor Industries, Inc.	3,991,131

	Banks – 8.7%

95,564	Banner Corporation	3,845,495

179,417	Cardinal Financial Corporation, (3)	3,168,504

134,431	East West Bancorp Inc.	4,578,720

164,511	Glacier Bancorp, Inc., (3)	4,356,251

180,054	Square 1 Financial Inc., Class A, (2), (3)	3,431,829

72,262	Texas Capital BancShares, Inc., (2)	3,761,237

172,194	Western Alliance Bancorporation, (2)	3,943,243
	Total Banks	27,085,279

	Biotechnology – 3.2%

60,324	Cepheid, Inc., (2), (3)	2,270,595

107,163	Dyax Corporation, (2)	1,009,475

38,855	Intermune, Inc., (2), (3)	1,704,569

49,226	ISIS Pharmaceuticals, Inc., (2), (3)	1,525,514

66,682	Keryx Biopharmaceuticals, Inc., (2), (3)	1,003,564

26,004	NPS Pharmaceuticals, Inc., (2)	726,552

4,747	Puma Biotechnology Inc , (2)	1,052,505

9,749	Synageva BioPharma Corporation, (2), (3)	666,929
	Total Biotechnology	9,959,703

	Capital Markets – 2.3%

65,500	Evercore Partners Inc.	3,573,680

310,994	Pennantpark Investment Corporation, (3)	3,461,363
	Total Capital Markets	7,035,043

	Chemicals – 1.3%

92,943	H.B. Fuller Company	4,149,905

	Commercial Services & Supplies – 1.6%

50,204	Interface, Inc.	795,733

278,901	Steelcase Inc.	4,211,405
	Total Commercial Services & Supplies	5,007,138

	Communications Equipment – 3.0%

237,696	Finisar Corporation, (2), (3)	4,689,742

Nuveen Investments	23

Nuveen Small Cap Select Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Communications Equipment (continued)

98,761	Plantronics Inc.	$4,638,804
	Total Communications Equipment	9,328,546

	Construction & Engineering – 3.8%

187,865	MasTec Inc., (2), (3)	5,108,049

91,079	Primoris Services Corporation	2,174,967

172,187	Tutor Perini Corporation, (2)	4,688,652
	Total Construction & Engineering	11,971,668

	Construction Materials – 1.2%

340,529	Headwater Inc., (2)	3,640,255

	Distributors – 1.3%

73,058	Pool Corporation, (3)	4,000,656

	Diversified Consumer Services – 1.5%

75,503	Capella Education Company	4,829,172

	Electric Utilities – 1.3%

115,033	UIL Holdings Corporation	4,038,809

	Electrical Equipment – 1.2%

54,347	Regal-Beloit Corporation	3,820,051

	Electronic Equipment & Instruments – 1.6%

343,698	Vishay Intertechnology Inc., (3)	5,062,672

	Energy Equipment & Services – 1.0%

527,444	Parker Drilling Company, (2)	3,259,604

	Food Products – 2.2%

239,577	SunOpta, Inc., (2), (3)	2,961,172

53,144	Treehouse Foods Inc., (2)	3,906,084
	Total Food Products	6,867,256

	Gas Utilities – 1.2%

77,064	Atmos Energy Corporation	3,723,732

	Health Care Equipment & Supplies – 6.8%

60,239	Align Technology, Inc., (2)	3,265,556

131,694	Endologix, Inc., (2), (3)	1,863,470

97,541	Integra Lifesciences Holdings Corporation, (2), (3)	4,625,394

333,485	Merit Medical Systems, Inc., (2), (3)	4,281,947

251,974	Nxstage Medical, Inc., (2)	3,363,853

115,024	Thoratec Corporation, (2)	3,738,280
	Total Health Care Equipment & Supplies	21,138,500

	Health Care Providers & Services – 1.9%

104,949	HealthSouth Corporation	4,022,695

24	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

52,871	VCA Antech, Inc., (2)	$1,971,560
	Total Health Care Providers & Services	5,994,255

	Hotels, Restaurants & Leisure – 3.5%

68,030	Life Time Fitness Inc., (2), (3)	2,676,981

62,137	Red Robin Gourmet Burgers, Inc., (2)	3,999,137

172,246	Texas Roadhouse, Inc.	4,285,480
	Total Hotels, Restaurants & Leisure	10,961,598

	Household Durables – 1.0%

148,298	La Z Boy Inc.	3,120,190

	Insurance – 4.2%

169,893	American Equity Investment Life Holding Company, (3)	3,761,431

295,759	CNO Financial Group Inc.	4,785,381

154,870	Horace Mann Educators Corporation	4,437,026
	Total Insurance	12,983,838

	Internet Software & Services – 2.8%

155,118	Constant Contact Inc., (2)	4,828,823

238,812	Perficient, Inc., (2), (3)	4,057,416
	Total Internet Software & Services	8,886,239

	IT Services – 1.6%

102,327	Euronet Worldwide, Inc., (2)	5,120,443

	Leisure Equipment & Products – 1.3%

103,564	Brunswick Corporation, (3)	4,176,736

	Machinery – 2.4%

138,439	Actuant Corporation	4,468,811

98,801	Altra Industrial Motion, Inc., (3)	3,097,411
	Total Machinery	7,566,222

	Oil, Gas & Consumable Fuels – 4.7%

297,064	Callon Petroleum Company Del, (2)	2,934,992

184,334	Energy XXI Limited Bermuda, (3)	3,679,307

59,648	Oasis Petroleum Inc., (2)	3,188,186

92,527	Rosetta Resources, Inc., (2), (3)	4,725,354
	Total Oil, Gas & Consumable Fuels	14,527,839

	Paper & Forest Products – 1.7%

139,059	KapStone Paper and Packaging Corp., (2)	4,135,615

93,209	Louisiana-Pacific Corporation, (2), (3)	1,262,050
	Total Paper & Forest Products	5,397,665

	Pharmaceuticals – 0.5%

66,638	Nektar Therapautics, (2), (3)	703,031

Nuveen Investments	25

Nuveen Small Cap Select Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals (continued)

9,290	Pacira Pharmaceuticals, Inc., (2), (3)	$854,680
	Total Pharmaceuticals	1,557,711

	Professional Services – 3.3%

277,640	CBIZ Inc., (2), (3)	2,265,542

152,534	Korn Ferry International, (2)	4,487,550

131,978	TrueBlue Inc., (2)	3,562,086
	Total Professional Services	10,315,178

	Real Estate Investment Trust – 6.0%

213,444	CubeSmart	3,886,815

313,911	DiamondRock Hospitality Company	3,848,549

103,843	Empire State Realty Trust Inc.	1,686,410

108,281	LaSalle Hotel Properties, (3)	3,767,096

392,996	MFA Mortgage Investments, Inc.	3,198,987

108,436	STAG Industrial Inc.	2,476,678
	Total Real Estate Investment Trust	18,864,535

	Road & Rail – 1.7%

253,296	Swift Transportation Company, (2), (3)	5,179,903

	Semiconductors & Equipment – 3.6%

79,664	Cavium Networks Inc., (2), (3)	3,716,326

144,468	MKS Instruments Inc.	4,591,193

132,149	Semtech Corporation, (2)	2,950,887
	Total Semiconductors & Equipment	11,258,406

	Software – 5.1%

86,635	Fleetmatics Group Limited, (2), (3)	2,736,800

147,260	Parametric Technology Corporation, (2)	5,295,471

128,407	Synchronoss Technologies, Inc., (2), (3)	5,188,927

19,013	Ultimate Software Group, Inc., (2), (3)	2,565,044
	Total Software	15,786,242

	Specialty Retail – 1.2%

199,787	Kirkland’s, Inc., (2)	3,757,993

	Textiles, Apparel & Luxury Goods – 3.3%

49,254	G III Apparel Group, Limited, (2)	3,825,558

82,394	Movado Group Inc.	3,372,386

156,250	Vera Bradley Inc., (2), (3)	3,098,438
	Total Textiles, Apparel & Luxury Goods	10,296,382

	Thrifts & Mortgage Finance – 1.1%

181,478	Everbank Financial Corporation, (3)	3,448,082

26	Nuveen Investments

Shares	Description (1)	Value

	Trading Companies & Distributors – 1.3%

151,405	MRC Global Inc., (2)	$4,062,196
	Total Long-term Investments (cost $259,871,144)	306,497,272

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 20.3%

	Money Market Funds – 20.3%

63,270,511	Mount Vernon Securities Lending Prime Portfolio, 0.181%, (4), (5)	$63,270,511
	Total Investments Purchased with Collateral from Securities Lending (cost $63,270,511)	63,270,511

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.8%

	Money Market Funds – 0.8%

2,556,006	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$2,556,006
	Total Short-Term Investments – (cost $2,556,006)	2,556,006
	Total Investments (cost $325,697,661) – 119.2%	372,323,789
	Other Assets Less Liabilities – (19.2)%	(60,099,693)
	Net Assets – 100%	$312,224,096

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$306,497,272	$—	$—	$306,497,272
Investments Purchased with Collateral from Securities Lending	63,270,511	—	—	63,270,511
Short-Term Investments:
Money Market Funds	2,556,006	—	—	2,556,006
Total	$372,323,789	$—	$—	$372,323,789

Nuveen Investments	27

Nuveen Small Cap Select Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $328,353,780.

Gross unrealized appreciation and gross unrealized (depreciation) of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$55,445,492
Depreciation	(11,475,483)
Net unrealized appreciation (depreciation) of investments	$43,970,009

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $59,597,461.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

28	Nuveen Investments

Nuveen Large Cap Growth Opportunities Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Aerospace & Defense – 2.8%

67,671	Boeing Company	$8,153,002

33,734	Precision Castparts Corporation	7,718,339
	Total Aerospace & Defense	15,871,341

	Airlines – 2.2%

163,122	Delta Air Lines, Inc.	6,110,550

223,040	Southwest Airlines Co., (2)	6,307,571
	Total Airlines	12,418,121

	Auto Components – 0.9%

81,071	BorgWarner Inc., (2)	5,046,670

	Automobiles – 0.9%

79,632	Harley-Davidson, Inc., (2)	4,922,850

	Biotechnology – 6.2%

43,710	Biogen Idec Inc., (3)	14,616,187

168,586	Gilead Sciences, Inc., (2), (3)	15,434,048

18,915	Regeneron Pharmaceuticals, Inc., (2), (3)	5,981,301
	Total Biotechnology	36,031,536

	Capital Markets – 1.0%

202,154	Charles Schwab Corporation	5,609,774

	Chemicals – 2.9%

55,017	Ecolab Inc.	5,970,995

30,835	PPG Industries, Inc.	6,116,431

48,858	WR Grace & Company, (3)	4,446,078
	Total Chemicals	16,533,504

	Computers & Peripherals – 5.4%

326,346	Apple, Inc.	31,188,885

	Consumer Finance – 1.6%

105,837	American Express Company	9,313,656

	Electrical Equipment – 0.8%

42,319	Rockwell Automation, Inc., (2)	4,725,340

	Energy Equipment & Services – 1.7%

145,996	Halliburton Company	10,072,264

	Food & Staples Retailing – 2.2%

50,062	Costco Wholesale Corporation	5,884,287

Nuveen Investments	29

Nuveen Large Cap Growth Opportunities Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

92,585	CVS Caremark Corporation	$7,069,791
	Total Food & Staples Retailing	12,954,078

	Food Products – 0.9%

44,675	Keurig Green Mountain Inc.	5,328,834

	Health Care Equipment & Supplies – 1.0%

92,463	Medtronic, Inc., (2)	5,708,666

	Health Care Providers & Services – 1.5%

45,118	McKesson HBOC Inc.	8,656,339

	Health Care Technology – 0.9%

94,746	Cerner Corporation, (3)	5,229,979

	Hotels, Restaurants & Leisure – 5.6%

10,139	Chipotle Mexican Grill, (3)	6,818,478

80,513	Las Vegas Sands	5,945,885

121,569	Starbucks Corporation	9,443,480

58,895	Starwood Hotels & Resorts Worldwide, Inc.	4,525,492

27,020	Wynn Resorts Ltd	5,760,664
	Total Hotels, Restaurants & Leisure	32,493,999

	Household Durables – 1.0%

104,252	Jarden Corporation	5,827,687

	Industrial Conglomerates – 1.0%

75,551	Danaher Corporation	5,581,708

	Internet & Catalog Retail – 6.1%

37,878	Amazon.com, Inc., (2), (3)	11,855,435

16,145	Netflix.com Inc., (3)	6,824,814

10,847	priceline.com Incorporated, (3)	13,476,855

34,795	TripAdvisor Inc., (3)	3,299,958
	Total Internet & Catalog Retail	35,457,062

	Internet Software & Services – 11.1%

249,833	Facebook Inc., Class A, (2), (3)	18,150,367

22,700	Google Inc., Class A, (3)	13,155,785

22,700	Google Inc., Class C, (2), (3)	12,975,320

16,018	LinkedIn Corporation, Class A, (3)	2,893,492

181,952	Pandora Media, Inc., (2), (3)	4,570,634

136,974	Twitter Inc., (2), (3)	6,189,855

41,243	Yelp Inc., Class A, (2), (3)	2,769,880

23,954	Zillow, Inc., Class A, (2), (3)	3,438,118
	Total Internet Software & Services	64,143,451

30	Nuveen Investments

Shares	Description (1)	Value

	IT Services – 5.9%

22,550	Alliance Data Systems Corporation, (2), (3)	$5,914,640

186,812	MasterCard, Inc., Class A, (2)	13,852,110

67,226	Visa Inc., Class A, (2)	14,185,358
	Total IT Services	33,952,108

	Leisure Equipment & Products – 1.0%

39,839	Polaris Industries Inc.	5,877,846

	Life Sciences Tools & Services – 0.9%

32,349	Illumina Inc., (2), (3)	5,172,929

	Machinery – 4.1%

51,107	Cummins Inc.	7,123,805

78,922	Flowserve Corporation	5,843,385

76,845	Graco Inc.	5,698,057

64,282	Wabtec Corporation	5,186,272
	Total Machinery	23,851,519

	Marine – 1.1%

55,597	Kirby Corporation, (3)	6,474,827

	Media – 6.1%

105,288	CBS Corporation, Class B	5,983,517

138,219	Comcast Corporation, Class A, (2)	7,426,507

62,288	Discovery Communications inc., Class A, (3)	5,307,560

71,620	Liberty Global PLC Class A, (2), (3)	2,979,392

74,059	Liberty Global PLC Class C, (2), (3)	2,961,619

121,761	The Walt Disney Company, (2)	10,456,835
	Total Media	35,115,430

	Oil, Gas & Consumable Fuels – 3.6%

69,708	Diamondback Energy Inc., (3)	5,732,089

32,018	Pioneer Natural Resources Company	7,090,706

90,472	Whiting Petroleum Corporation, (3)	8,005,867
	Total Oil, Gas & Consumable Fuels	20,828,662

	Pharmaceuticals – 4.8%

41,622	Actavis PLC, (2), (3)	8,917,930

35,342	Allergan, Inc.	5,861,824

119,515	Bristol-Myers Squibb Company	6,049,849

143,030	Mylan Laboratories Inc., (2), (3)	7,061,391
	Total Pharmaceuticals	27,890,994

	Real Estate Investment Trust – 1.6%

95,184	American Tower Corporation (REIT)	8,984,418

Nuveen Investments	31

Nuveen Large Cap Growth Opportunities Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Road & Rail – 1.6%

96,610	Union Pacific Corporation	$9,497,729

	Semiconductors & Equipment – 1.0%

283,264	Applied Materials, Inc., (2)	5,937,213

	Software – 7.5%

196,195	Activision Blizzard Inc.	4,390,844

99,263	Adobe Systems Incorporated, (2), (3)	6,860,066

29,306	Concur Technologies, Inc., (2), (3)	2,724,286

164,100	Electronic Arts Inc., (3)	5,513,760

194,416	Microsoft Corporation	8,390,995

88,636	Salesforce.com, Inc., (2), (3)	4,808,503

80,021	ServiceNow Inc., (3)	4,705,235

21,188	Ultimate Software Group, Inc., (2), (3)	2,858,473

39,139	Workday Inc., Class A, (2), (3)	3,281,414
	Total Software	43,533,576

	Specialty Retail – 2.1%

78,448	CarMax, Inc., (2), (3)	3,829,047

102,928	Home Depot, Inc.	8,321,729
	Total Specialty Retail	12,150,776

	Trading Companies & Distributors – 0.8%

19,272	W.W. Grainger, Inc., (2)	4,531,811
	Total Long-Term Investments (cost $403,079,779)	576,915,582

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 20.5%

	Money Market Funds – 20.5%

118,885,992	Mount Vernon Securities Lending Prime Portfolio, 0.181%, (4), (5)	$118,885,992
	Total Investments Purchased with Collateral from Securities Lending (cost $118,885,992)	118,885,992

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.0%

	Money Market Funds – 0.0%

224,635	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$224,635
	Total Short-Term Investments (cost $224,635)	224,635
	Total Investments (cost $522,190,406) – 120.3%	696,026,209
	Other Assets Less Liabilities – (20.3)%	(117,324,388)
	Net Assets – 100%	$578,701,821

32	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$576,915,582	$—	$—	$576,915,582
Investments Purchased with Collateral from Securities Lending	118,885,992	—	—	118,885,992
Short-Term Investments:
Money Market Funds	224,635	—	—	224,635
Total	$696,026,209	$—	$—	$696,026,209

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $522,765,894.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$176,840,757
Depreciation	(3,580,442)
Net unrealized appreciation (depreciation) of investments	$172,260,315

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $113,083,938.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust.

Nuveen Investments	33

Nuveen Mid Cap Growth Opportunities Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.8%

	COMMON STOCKS – 98.8%

	Airlines – 2.6%

530,684	Delta Air Lines, Inc., (2)	$19,879,423

500,849	Southwest Airlines Co., (2)	14,164,010
	Total Airlines	34,043,433

	Auto Components – 2.9%

303,549	BorgWarner Inc., (2)	18,895,925

277,451	Delphi Automotive PLC	18,533,727
	Total Auto Components	37,429,652

	Automobiles – 0.6%

125,565	Harley-Davidson, Inc., (2)	7,762,428

	Beverages – 1.5%

306,720	Monster Beverage Corporation, (2), (3)	19,617,811

	Biotechnology – 3.0%

103,157	Alexion Pharmaceuticals Inc., (3)	16,400,931

194,387	Alnylam Pharmaceuticals, Inc., (2), (3)	10,506,617

139,656	Vertex Pharmaceuticals Inc., (3)	12,416,815
	Total Biotechnology	39,324,363

	Capital Markets – 6.1%

95,382	Affiliated Managers Group Inc., (3)	19,004,864

645,670	E*Trade Group Inc., (3)	13,571,983

151,642	Evercore Partners Inc., Class A	8,273,588

389,269	Lazard Limited	20,358,769

537,920	TD Ameritrade Holding Corporation, (2)	17,277,990
	Total Capital Markets	78,487,194

	Chemicals – 2.3%

86,205	PPG Industries, Inc.	17,099,624

134,364	W.R. Grace & Co., (2), (3)	12,227,124
	Total Chemicals	29,326,748

	Communications Equipment – 1.5%

169,622	F5 Networks, Inc., (3)	19,097,741

	Construction & Engineering – 0.6%

287,137	MasTec Inc., (2), (3)	7,807,255

	Containers & Packaging – 1.2%

226,318	Packaging Corp. of America	14,973,199

34	Nuveen Investments

Shares	Description (1)	Value

	Diversified Consumer Services – 0.9%

844,928	LifeLock, Incorporated, (2), (3)	$11,727,601

	Diversified Financial Services – 2.1%

135,738	CBOE Holdings Inc.	6,579,221

241,718	Moody’s Corporation, (2)	21,029,466
	Total Diversified Financial Services	27,608,687

	Electrical Equipment – 1.1%

131,937	Rockwell Automation, Inc., (2)	14,732,085

	Electronic Equipment & Instruments – 2.4%

218,485	Amphenol Corporation, Class A	21,011,702

116,471	Littelfuse Inc.	10,123,659
	Total Electronic Equipment & Instruments	31,135,361

	Food Products – 1.8%

190,051	Keurig Green Mountain Inc., (2)	22,669,283

	Health Care Providers & Services – 0.7%

82,030	Henry Schein Inc., (3)	9,535,988

	Health Care Technology – 0.9%

91,743	AthenaHealth Inc., (2), (3)	11,412,829

	Hotels, Restaurants & Leisure – 5.1%

18,484	Chipotle Mexican Grill, (2), (3)	12,430,490

194,102	Jack in the Box Inc., Term Loan	11,100,693

238,734	Starwood Hotels & Resorts Worldwide, Inc.	18,344,321

112,761	Wynn Resorts Ltd	24,040,645
	Total Hotels, Restaurants & Leisure	65,916,149

	Household Durables – 1.4%

316,426	Jarden Corporation	17,688,213

	Industrial Conglomerates – 1.7%

154,919	Roper Industries Inc.	22,319,180

	Internet & Catalog Retail – 5.1%

226,432	Expedia, Inc.	17,983,229

49,652	Netflix.com Inc., (2), (3)	20,988,893

10,275	priceline.com Incorporated, (3)	12,766,174

150,381	TripAdvisor Inc., (3)	14,262,134
	Total Internet & Catalog Retail	66,000,430

	Internet Software & Services – 4.0%

172,633	Cornerstone OnDemand Inc., (2), (3)	7,222,965

84,206	LinkedIn Corporation, Class A, (3)	15,210,972

340,956	Pandora Media, Inc., (2), (3)	8,564,815

242,187	Twitter Inc., (3)	10,944,431

Nuveen Investments	35

Nuveen Mid Cap Growth Opportunities Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services (continued)

153,002	Yelp Inc., Class A, (2), (3)	$10,275,614
	Total Internet Software & Services	52,218,797

	IT Services – 4.1%

72,583	Alliance Data Systems Corporation, (2), (3)	19,037,795

280,636	Gartner Inc., (3)	19,201,115

137,412	WEX Inc., (2), (3)	14,829,503
	Total IT Services	53,068,413

	Leisure Equipment & Products – 1.5%

136,057	Polaris Industries Inc.	20,073,850

	Life Sciences Tools & Services – 1.2%

280,912	Quintiles Transnational Corporation, (2), (3)	15,430,496

	Machinery – 5.1%

227,061	Flowserve Corporation	16,811,596

179,760	Graco Inc., (2)	13,329,204

192,473	WABCO Holdings Inc.	18,762,268

207,595	Wabtec Corporation, (2)	16,748,765
	Total Machinery	65,651,833

	Marine – 1.4%

153,056	Kirby Corporation, (3)	17,824,902

	Media – 0.6%

92,924	Discovery Communications inc., Class A, (3)	7,918,054

	Oil, Gas & Consumable Fuels – 4.9%

167,841	Concho Resources Inc., (3)	23,632,013

114,674	Diamondback Energy Inc., (3)	9,429,643

148,937	Gulfport Energy Corporation, (3)	7,954,725

348,322	Matador Resources Company, (2), (3)	9,418,627

144,424	Whiting Petroleum Corporation, (3)	12,780,080
	Total Oil, Gas & Consumable Fuels	63,215,088

	Paper & Forest Products – 1.2%

503,069	KapStone Paper and Packaging Corp., (3)	14,961,272

	Pharmaceuticals – 6.5%

74,171	Actavis PLC, (2), (3)	15,891,878

114,454	Jazz Pharmaceuticals, Inc., (3)	15,992,657

139,419	Mallinckrodt PLC, (2), (3)	9,706,351

459,232	Mylan Laboratories Inc., (2), (3)	22,672,284

150,896	Salix Pharmaceuticals Limited, (2), (3)	19,904,691
	Total Pharmaceuticals	84,167,861

36	Nuveen Investments

Shares	Description (1)	Value

	Professional Services – 3.1%

185,848	IHS Inc., Class A, (3)	$24,414,852

207,799	Manpower Inc.	16,185,464
	Total Professional Services	40,600,316

	Road & Rail – 1.6%

381,828	Knight Transportation Inc.	9,148,599

593,334	Swift Transportation Company, Class A, (2), (3)	12,133,680
	Total Road & Rail	21,282,279

	Semiconductors & Equipment – 3.4%

1,214,717	Applied Materials, Inc., (2)	25,460,471

443,440	Xilinx, Inc.	18,238,687
	Total Semiconductors & Equipment	43,699,158

	Software – 7.5%

292,035	Activision Blizzard Inc.	6,535,743

279,513	Aspen Technology Inc., (3)	12,142,045

237,834	Autodesk, Inc., (3)	12,688,444

560,401	Electronic Arts Inc., (3)	18,829,474

247,949	Red Hat, Inc., (3)	14,410,796

205,892	ServiceNow Inc., (3)	12,106,450

84,775	Ultimate Software Group, Inc., (2), (3)	11,436,995

103,597	Workday Inc., Class A, (2), (3)	8,685,572
	Total Software	96,835,519

	Specialty Retail – 5.1%

27,536	AutoZone, Inc., (2), (3)	14,236,938

222,673	CarMax, Inc., (2), (3)	10,868,669

473,499	Michaels Cos Inc., (2), (3)	7,140,365

130,539	Restoration Hardware Holdings Incorporated, (2), (3)	10,676,785

111,508	Signet Jewelers Limited	11,350,399

127,462	Ulta Salon, Cosmetics & Fragrance, Inc., (3)	11,768,566
	Total Specialty Retail	66,041,722

	Textiles, Apparel & Luxury Goods – 2.1%

193,842	Deckers Outdoor Corporation, (2), (3)	17,156,955

115,792	Michael Kors Holdings Limited, (3)	9,434,732
	Total Textiles, Apparel & Luxury Goods	26,591,687
	Total Long-Term Investments (cost $1,073,092,266)	1,278,196,877

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 24.9%

	Money Market Funds – 24.9%

321,522,465	Mount Vernon Securities Lending Prime Portfolio, 0.181%, (4), (5)	$321,522,465
	Total Investments Purchased with Collateral from Securities Lending (cost $321,522,465)	321,522,465

Nuveen Investments	37

Nuveen Mid Cap Growth Opportunities Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Funds – 1.5%

18,939,983	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$18,939,983
	Total Short-Term Investments (cost $18,939,983)	18,939,983
	Total Investments (cost $1,413,554,714) – 125.2%	1,618,659,325
	Other Assets Less Liabilities – (25.2)%	(325,769,375)
	Net Assets – 100%	$1,292,889,950

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,278,196,877	$—	$—	$1,278,196,877
Investments Purchased with Collateral from Securities Lending	321,522,465	—	—	321,522,465
Short-Term Investments:
Money Market Funds	18,939,983	—	—	18,939,983
Total	$1,618,659,325	$—	$—	$1,618,659,325

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $1,415,193,129.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$229,685,175
Depreciation	(26,218,979)
Net unrealized appreciation (depreciation) of investments	$203,466,196

38	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $303,823,083.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	39

Nuveen Small Cap Growth Opportunities Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.4%

	COMMON STOCKS – 97.4%

	Aerospace & Defense – 1.6%

55,087	Orbital Sciences Corporation, (2)	$1,414,083

	Auto Components – 1.0%

14,223	Tenneco Inc., (2), (3)	906,005

	Automobiles – 1.2%

19,315	Thor Industries, Inc., (3)	1,023,116

	Banks – 4.6%

56,319	Cathay General Bancorp., (3)	1,441,203

38,018	East West Bancorp Inc.	1,294,893

52,398	Western Alliance Bancorporation, (2)	1,199,914
	Total Banks	3,936,010

	Biotechnology – 8.8%

13,120	Alnylam Pharmaceuticals, Inc., (2)	709,136

29,891	Cepheid, Inc., (2), (3)	1,125,097

14,823	Cubist Pharmaceuticals Inc., (2)	902,721

73,490	Dyax Corporation, (2)	692,276

19,129	Intermune, Inc., (2), (3)	839,189

28,878	ISIS Pharmaceuticals, Inc., (2), (3)	894,929

9,257	Karyopharm Therapeutics Inc., (2), (3)	321,125

38,599	Keryx Biopharmaceuticals, Inc., (2), (3)	580,915

2,529	Puma Biotechnology Inc., (2)	560,730

8,508	Receptos Inc., (2)	352,316

8,682	Synageva BioPharma Corporation, (2)	593,936
	Total Biotechnology	7,572,370

	Capital Markets – 2.5%

17,660	Evercore Partners Inc., Class A	963,530

25,485	Stifel Financial Corporation, (2), (3)	1,166,958
	Total Capital Markets	2,130,488

	Chemicals – 1.6%

30,040	H.B. Fuller Company	1,341,286

	Commercial Services & Supplies – 2.8%

69,835	Interface, Inc.	1,106,885

86,487	Steelcase Inc., Class A	1,305,954
	Total Commercial Services & Supplies	2,412,839

40	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment – 3.8%

71,706	Finisar Corporation, (2), (3)	$1,414,759

40,514	Plantronics Inc.	1,902,939
	Total Communications Equipment	3,317,698

	Construction & Engineering – 2.7%

45,315	MasTec Inc., (2), (3)	1,232,115

40,867	Tutor Perini Corporation, (2)	1,112,808
	Total Construction & Engineering	2,344,923

	Distributors – 1.4%

22,765	Pool Corporation	1,246,611

	Diversified Consumer Services – 1.4%

19,375	Capella Education Company	1,239,225

	Electrical Equipment – 1.0%

36,295	Thermon Group Holdings Inc., (2), (3)	884,872

	Energy Equipment & Services – 1.2%

10,029	Dril-Quip Inc., (2)	1,010,622

	Food & Staples Retailing – 1.0%

15,006	United Natural Foods Inc., (2)	879,652

	Food Products – 2.4%

68,052	Boulder Brands Inc., (2)	772,390

17,399	Treehouse Foods Inc., (2)	1,278,827
	Total Food Products	2,051,217

	Health Care Equipment & Supplies – 8.3%

18,742	Align Technology, Inc., (2)	1,016,004

86,946	Endologix, Inc., (2), (3)	1,230,286

51,162	Globus Medical Inc, Class A, (2)	1,140,913

76,721	K2M Group Holdings Inc., (2)	1,301,955

72,465	Nxstage Medical, Inc., (2)	967,408

57,245	Spectranetics Corporation, (2), (3)	1,468,334
	Total Health Care Equipment & Supplies	7,124,900

	Health Care Providers & Services – 2.7%

28,114	HealthSouth Corporation	1,077,610

21,725	Team Health Holdings Inc., (2)	1,228,549
	Total Health Care Providers & Services	2,306,159

	Health Care Technology – 0.8%

5,507	AthenaHealth Inc., (2), (3)	685,071

	Hotels, Restaurants & Leisure – 2.8%

59,674	Del Friscos Restaurant Group, (2)	1,272,250

Nuveen Investments	41

Nuveen Small Cap Growth Opportunities Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

17,921	Red Robin Gourmet Burgers, Inc., (2)	$1,153,396
	Total Hotels, Restaurants & Leisure	2,425,646

	Internet Software & Services – 5.5%

39,181	Constant Contact Inc., (2)	1,219,705

68,032	Perficient, Inc., (2)	1,155,864

15,263	Shutterstock Incorporated, (2), (3)	1,189,598

45,679	Web.com Group, Inc., (2)	1,212,777
	Total Internet Software & Services	4,777,944

	IT Services – 4.2%

28,999	Heartland Payment Systems Inc., (3)	1,377,453

32,104	IGATE Corporation	1,145,471

72,290	Sapient Corporation, (2)	1,067,000
	Total IT Services	3,589,924

	Leisure Equipment & Products – 2.5%

29,435	Arctic Cat, Inc., (3)	1,047,886

28,279	Brunswick Corporation	1,140,492
	Total Leisure Equipment & Products	2,188,378

	Machinery – 2.6%

32,886	Actuant Corporation, Class A	1,061,560

36,905	Altra Industrial Motion, Inc., (3)	1,156,972
	Total Machinery	2,218,532

	Oil, Gas & Consumable Fuels – 3.5%

21,443	Athlon Energy Inc., (2)	1,021,973

13,451	Diamondback Energy Inc., (2)	1,106,076

16,071	Oasis Petroleum Inc., (2)	858,995
	Total Oil, Gas & Consumable Fuels	2,987,044

	Pharmaceuticals – 2.1%

59,922	Nektar Therapautics, (2), (3)	632,177

12,460	Pacira Pharmaceuticals, Inc., (2), (3)	1,146,320
	Total Pharmaceuticals	1,778,497

	Professional Services – 1.5%

47,005	TrueBlue Inc., (2)	1,268,665

	Road & Rail – 1.8%

75,693	Swift Transportation Company, Class A, (2), (3)	1,547,922

	Semiconductors & Equipment – 6.1%

128,556	MaxLinear, Inc., Class A, (2)	1,218,711

115,066	RF Micro Devices, Inc., (2), (3)	1,284,137

54,225	Semtech Corporation, (2)	1,210,844

42	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

83,785	Teradyne Inc., (3)	$1,526,563
	Total Semiconductors & Equipment	5,240,255

	Software – 8.3%

20,504	Aspen Technology Inc., (2)	890,694

65,602	Cadence Design Systems, Inc., (2), (3)	1,104,082

44,305	PROS Holdings, Inc., (2)	1,135,094

33,724	Solarwinds, Inc., (2)	1,387,405

37,451	Synchronoss Technologies, Inc., (2)	1,513,395

8,364	Ultimate Software Group, Inc., (2), (3)	1,128,387

591,081	VideoPropulsion Inc., (2), (4)	—
	Total Software	7,159,057

	Specialty Retail – 2.1%

12,343	Genesco Inc., (2)	941,401

111,837	Tilly’s Inc, Class A, (2)	846,606
	Total Specialty Retail	1,788,007

	Textiles, Apparel & Luxury Goods – 2.4%

16,294	G-III Apparel Group, Ltd., (2)	1,265,555

42,467	Vera Bradley Inc., (2), (3)	842,121
	Total Textiles, Apparel & Luxury Goods	2,107,676

	Trading Companies & Distributors – 1.2%

39,560	MRC Global Inc., (2)	1,061,395
	Total Long-Term Investments (cost $71,706,861)	83,966,089

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 23.5%

	Money Market Funds – 23.5%

20,292,324	Mount Vernon Securities Lending Prime Portfolio, 0.181%, (5), (6)	$20,292,324
	Total Investments Purchased with Collateral from Securities Lending (cost $20,292,324)	20,292,324

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.4%

	Money Market Funds – 1.4%

1,248,294	First American Treasury Obligations Fund, Class Z, 0.000%, (5)	$1,248,294
	Total Short-Term Investments (cost $1,248,294)	1,248,294
	Total Investments (cost $93,247,479) – 122.3%	105,506,707
	Other Assets Less Liabilities – (22.3)%	(19,223,651)
	Net Assets – 100%	$86,283,056

Nuveen Investments	43

Nuveen Small Cap Growth Opportunities Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$83,966,089	$—	$—	*	$83,966,089
Investments Purchased with Collateral from Securities Lending	20,292,324	—	—		20,292,324
Short-Term Investments:
Money Market Funds	1,248,294	—	—		1,248,294
Total	$105,506,707	$—	$—	*	$105,506,707
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $93,931,894.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$15,066,805
Depreciation	(3,491,992)
Net unrealized appreciation (depreciation) of investments	$11,574,813

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $19,146,119.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen funds’ Board of Directors/Trustees. For fair value disclosure purposes, investment classified as Level 3.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

44	Nuveen Investments

Nuveen Equity Index Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.0%

	COMMON STOCKS – 96.0%

	Aerospace & Defense – 2.5%

30,855	Boeing Company	$3,717,410

14,669	General Dynamics Corporation	1,712,899

35,376	Honeywell International Inc.	3,248,578

3,872	L-3 Communications Holdings, Inc.	406,405

12,180	Lockheed Martin Corporation	2,033,695

9,777	Northrop Grumman Corporation	1,205,211

6,551	Precision Castparts Corporation	1,498,869

14,188	Raytheon Company	1,287,845

6,099	Rockwell Collins, Inc.	446,874

12,744	Textron Inc.	463,499

37,986	United Technologies Corporation	3,994,228
	Total Aerospace & Defense	20,015,513

	Air Freight & Logistics – 0.7%

6,697	C.H. Robinson Worldwide, Inc., (2)	451,780

9,143	Expeditors International of Washington, Inc.	394,795

12,532	FedEx Corporation	1,840,700

32,060	United Parcel Service, Inc., Class B	3,112,705
	Total Air Freight & Logistics	5,799,980

	Airlines – 0.3%

38,319	Delta Air Lines, Inc.	1,435,430

32,585	Southwest Airlines Co.	921,504
	Total Airlines	2,356,934

	Auto Components – 0.4%

10,642	BorgWarner Inc., (2)	662,465

12,578	Delphi Automotive PLC	840,210

11,547	Goodyear Tire & Rubber Company	290,638

29,956	Johnson Controls, Inc.	1,415,121
	Total Auto Components	3,208,434

	Automobiles – 0.7%

177,922	Ford Motor Company	3,028,232

56,717	General Motors Company	1,918,169

9,928	Harley-Davidson, Inc.	613,749
	Total Automobiles	5,560,150

Nuveen Investments	45

Nuveen Equity Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Banks – 5.7%

476,769	Bank of America Corporation	$7,270,727

32,071	BB&T Corporation	1,187,268

136,986	Citigroup Inc.	6,699,985

8,214	Comerica Incorporated	412,836

38,413	Fifth Third Bancorp.	786,698

37,499	Huntington BancShares Inc.	368,240

170,839	JPMorgan Chase & Co.	9,852,285

40,124	KeyCorp.	543,279

5,912	M&T Bank Corporation, (2)	718,308

24,093	PNC Financial Services Group, Inc.	1,989,118

64,429	Regions Financial Corporation	653,310

24,121	SunTrust Banks, Inc.	917,804

82,223	U.S. Bancorp	3,455,833

216,017	Wells Fargo & Company	10,995,265

8,340	Zions Bancorporation	240,359
	Total Banks	46,091,315

	Beverages – 2.0%

7,313	Brown-Forman Corporation, Class B	633,671

170,940	Coca-Cola Company, (2)	6,716,233

11,294	Coca-Cola Enterprises Inc.	513,312

7,566	Constellation Brands, Inc., Class A, (3)	629,945

8,900	Dr. Pepper Snapple Group	522,964

7,144	Molson Coors Brewing Company, Class B	482,434

6,099	Monster Beverage Corporation, (3)	390,092

68,684	PepsiCo, Inc.	6,051,060
	Total Beverages	15,939,711

	Biotechnology – 2.6%

8,924	Alexion Pharmaceuticals Inc., (3)	1,418,827

34,062	Amgen Inc.	4,339,158

10,664	Biogen Idec Inc., (3)	3,565,935

36,636	Celgene Corporation, (2), (3)	3,192,827

69,396	Gilead Sciences, Inc., (2), (3)	6,353,204

3,552	Regeneron Pharmaceuticals, Inc., (2), (3)	1,123,213

10,932	Vertex Pharmaceuticals Inc., (3)	971,964
	Total Biotechnology	20,965,128

	Building Products – 0.1%

4,320	Allegion PLC	222,178

17,093	Masco Corporation	355,534
	Total Building Products	577,712

46	Nuveen Investments

Shares	Description (1)	Value

	Capital Markets – 2.1%

111	Affiliated Managers Group Inc., (3)	$22,117

8,612	Ameriprise Financial, Inc.	1,029,995

51,207	Bank New York Mellon	1,999,121

5,668	BlackRock Inc.	1,727,210

52,725	Charles Schwab Corporation	1,463,119

14,163	E*Trade Group Inc., (3)	297,706

18,215	Franklin Resources, Inc.	986,342

18,996	Goldman Sachs Group, Inc.	3,283,839

19,541	Invesco LTD	735,328

4,728	Legg Mason, Inc.	224,344

64,797	Morgan Stanley	2,095,535

10,063	Northern Trust Corporation, (2)	673,114

19,472	State Street Corporation	1,371,608

12,202	T. Rowe Price Group Inc.	947,607
	Total Capital Markets	16,856,985

	Chemicals – 2.5%

9,550	Air Products & Chemicals Inc.	1,260,123

3,105	Airgas, Inc.	331,987

2,503	CF Industries Holdings, Inc., (2)	626,601

54,851	Dow Chemical Company	2,801,241

41,823	E.I. Du Pont de Nemours and Company	2,689,637

6,878	Eastman Chemical Company	541,849

12,212	Ecolab Inc.	1,325,368

5,996	FMC Corporation	391,059

3,666	International Flavors & Fragrances Inc.	370,229

18,845	LyondellBasell Industries NV, Class A	2,002,281

23,680	Monsanto Company	2,677,971

13,733	Mosaic Company	633,229

6,248	PPG Industries, Inc.	1,239,353

13,262	Praxair, Inc.	1,699,393

3,846	Sherwin-Williams Company, (2)	793,161

5,389	Sigma-Aldrich Corporation	541,163
	Total Chemicals	19,924,645

	Commercial Services & Supplies – 0.5%

8,269	ADT Corporation	287,761

4,542	Cintas Corporation	284,329

8,304	Iron Mountain Inc.	278,267

9,137	Pitney Bowes Inc.	247,247

12,201	Republic Services, Inc.	462,784

Nuveen Investments	47

Nuveen Equity Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

3,841	Stericycle Inc., (3)	$451,894

20,767	Tyco International Ltd.	896,096

19,502	Waste Management, Inc.	875,445
	Total Commercial Services & Supplies	3,783,823

	Communications Equipment – 1.6%

232,395	Cisco Systems, Inc., (2)	5,863,326

3,055	F5 Networks, Inc., (3)	343,962

4,819	Harris Corporation	328,993

21,355	Juniper Networks Inc.	502,697

10,193	Motorola Solutions Inc.	649,090

76,291	QUALCOMM, Inc.	5,622,647
	Total Communications Equipment	13,310,715

	Computers & Peripherals – 4.4%

276,436	Apple, Inc.	26,418,989

91,385	EMC Corporation	2,677,581

85,497	Hewlett-Packard Company	3,044,548

14,945	NetApp, Inc.	580,464

10,173	SanDisk Corporation	932,966

14,832	Seagate Technology	869,155

9,486	Western Digital Corporation	946,987
	Total Computers & Peripherals	35,470,690

	Construction & Engineering – 0.1%

7,234	Fluor Corporation	527,142

5,950	Jacobs Engineering Group, Inc., (3)	302,320

9,823	Quanta Services Incorporated, (3)	328,972
	Total Construction & Engineering	1,158,434

	Construction Materials – 0.1%

2,751	Martin Marietta Materials	341,757

5,890	Vulcan Materials Company	371,836
	Total Construction Materials	713,593

	Consumer Finance – 0.9%

41,226	American Express Company	3,627,888

25,841	Capital One Financial Corporation	2,055,393

21,244	Discover Financial Services	1,297,159

19,340	Navient Corporation	332,648
	Total Consumer Finance	7,313,088

	Containers & Packaging – 0.2%

4,331	Avery Dennison Corporation	204,467

6,341	Ball Corporation	388,450

48	Nuveen Investments

Shares	Description (1)	Value

	Containers & Packaging (continued)

3,602	Bemis Company, Inc.	$140,514

7,875	MeadWestvaco Corporation	329,175

7,432	Owens-Illinois, Inc., (3)	231,804

8,739	Sealed Air Corporation	280,697
	Total Containers & Packaging	1,575,107

	Distributors – 0.1%

6,936	Genuine Parts Company	574,440

	Diversified Consumer Services – 0.1%

110	Graham Holdings Company	75,433

12,781	H & R Block Inc.	410,654
	Total Diversified Consumer Services	486,087

	Diversified Financial Services – 1.8%

81,214	Berkshire Hathaway Inc., Class B, (3)	10,186,672

14,236	CME Group, Inc.	1,052,610

5,187	Intercontinental Exchange Group, Inc.	997,045

14,558	Leucadia National Corporation	359,728

12,225	McGraw-Hill Companies, Inc.	980,690

8,483	Moody’s Corporation, (2)	738,021

5,275	NASDAQ Stock Market, Inc.	222,552
	Total Diversified Financial Services	14,537,318

	Diversified Telecommunication Services – 2.4%

234,901	AT&T Inc., (2)	8,360,127

26,074	CenturyLink Inc., (2)	1,023,144

46,749	Frontier Communications Corporation	306,206

185,933	Verizon Communications Inc.	9,374,742

28,389	Windstream Holdings Inc., (2)	325,338
	Total Diversified Telecommunication Services	19,389,557

	Electric Utilities – 1.6%

22,006	American Electric Power Company, Inc.	1,144,092

31,871	Duke Energy Corporation	2,298,855

14,698	Edison International	805,450

8,056	Entergy Corporation	586,718

38,681	Exelon Corporation, (2)	1,202,205

18,922	FirstEnergy Corp.	590,556

20,144	NextEra Energy Inc., (2)	1,891,320

14,230	Northeast Utilities	624,697

11,301	Pepco Holdings, Inc.	303,432

4,971	Pinnacle West Capital Corporation	265,899

29,476	PPL Corporation	972,413

Nuveen Investments	49

Nuveen Equity Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities (continued)

40,058	Southern Company	$1,734,111

22,538	Xcel Energy, Inc.	694,170
	Total Electric Utilities	13,113,918

	Electrical Equipment – 0.6%

11,056	Ametek Inc.	538,317

21,443	Eaton PLC	1,456,409

31,715	Emerson Electric Company	2,018,660

6,260	Rockwell Automation, Inc.	698,992
	Total Electrical Equipment	4,712,378

	Electronic Equipment & Instruments – 0.4%

7,138	Amphenol Corporation, Class A	686,461

62,805	Corning Incorporated	1,234,118

6,355	FLIR Systems Inc.	211,494

8,646	Jabil Circuit Inc.	172,574

18,508	TE Connectivity Limited	1,145,460
	Total Electronic Equipment & Instruments	3,450,107

	Energy Equipment & Services – 2.0%

19,724	Baker Hughes Incorporated	1,356,419

9,779	Cooper Cameron Corporation, (3)	693,429

3,136	Diamond Offshore Drilling, Inc.	146,733

10,537	Ensco PLC, Class A, (2)	533,699

10,648	FMC Technologies Inc., (3)	647,398

38,386	Halliburton Company	2,648,250

4,852	Helmerich & Payne Inc.	515,574

12,176	Nabors Industries Inc.	330,700

19,332	National-Oilwell Varco Inc.	1,566,665

11,851	Noble Corporation PLC	371,766

5,605	Rowan Companies Inc., Class A	171,065

58,978	Schlumberger Limited, (2)	6,392,625

15,309	Transocean Inc., (2)	617,565
	Total Energy Equipment & Services	15,991,888

	Food & Staples Retailing – 2.2%

19,837	Costco Wholesale Corporation	2,331,641

53,343	CVS Caremark Corporation	4,073,271

23,303	Kroger Co., (2)	1,141,381

10,389	Safeway Inc.	358,005

26,390	Sysco Corporation	941,859

39,436	Walgreen Co.	2,712,014

72,989	Wal-Mart Stores, Inc.	5,370,531

50	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

16,781	Whole Foods Market, Inc.	$641,370
	Total Food & Staples Retailing	17,570,072

	Food Products – 1.5%

29,702	Archer-Daniels-Midland Company	1,378,173

8,068	Campbell Soup Company	335,548

18,967	ConAgra Foods, Inc.	571,476

28,176	General Mills, Inc.	1,413,026

6,765	Hershey Foods Corporation	596,335

6,074	Hormel Foods Corporation	274,909

4,677	JM Smucker Company	466,016

11,585	Kellogg Company	693,131

5,826	Keurig Green Mountain Inc.	694,925

26,901	Kraft Foods Inc.	1,441,490

5,917	McCormick & Company, Incorporated, (2)	389,220

9,098	Mead Johnson Nutrition Company, Class A	831,921

76,737	Mondelez International Inc., Class A	2,762,532

12,127	Tyson Foods, Inc., Class A	451,246
	Total Food Products	12,299,948

	Gas Utilities – 0.0%

5,075	AGL Resources Inc.	262,073

	Health Care Equipment & Supplies – 2.0%

69,614	Abbott Laboratories	2,932,142

24,506	Baxter International, Inc.	1,830,353

8,708	Becton, Dickinson and Company	1,012,218

59,739	Boston Scientific Corporation, (3)	763,464

3,500	C. R. Bard, Inc.	522,305

9,402	CareFusion Corporation, (3)	411,714

20,335	Covidien PLC	1,759,181

6,398	DENTSPLY International Inc.	296,995

4,839	Edwards Lifesciences Corporation, (3)	436,720

1,723	Intuitive Surgical, Inc., (3)	788,359

45,150	Medtronic, Inc., (2)	2,787,561

12,803	Saint Jude Medical Inc.	834,628

13,296	Stryker Corporation	1,060,622

4,671	Varian Medical Systems, Inc., (2), (3)	383,723

7,639	Zimmer Holdings, Inc.	764,435
	Total Health Care Equipment & Supplies	16,584,420

	Health Care Providers & Services – 2.0%

16,363	Aetna Inc.	1,268,623

10,340	AmerisourceBergen Corporation	795,249

Nuveen Investments	51

Nuveen Equity Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

15,470	Cardinal Health, Inc.	$1,108,426

12,342	CIGNA Corporation	1,111,274

7,983	Davita Inc., (3)	562,323

35,009	Express Scripts, Holding Company, (3)	2,438,377

6,949	Humana Inc.	817,550

3,848	Laboratory Corporation of America Holdings, (3)	398,999

10,381	McKesson HBOC Inc.	1,991,699

3,703	Patterson Companies, Inc.	144,454

6,510	Quest Diagnostics Incorporated, (2)	397,761

4,640	Tenet Healthcare Corporation, (3)	244,853

44,626	UnitedHealth Group Incorporated	3,616,937

12,743	Wellpoint Inc.	1,399,309
	Total Health Care Providers & Services	16,295,834

	Health Care Technology – 0.1%

13,807	Cerner Corporation, (3)	762,146

	Hotels, Restaurants & Leisure – 1.6%

19,772	Carnival Corporation	716,142

1,400	Chipotle Mexican Grill, (3)	941,500

6,106	Darden Restaurants, Inc., (2)	285,456

10,508	Marriott International, Inc., Class A, (2)	679,973

44,657	McDonald’s Corporation, (2)	4,222,766

34,101	Starbucks Corporation	2,648,966

8,957	Starwood Hotels & Resorts Worldwide, Inc.	688,256

6,368	Wyndham Worldwide Corporation	481,102

3,653	Wynn Resorts Ltd	778,820

19,982	YUM! Brands, Inc.	1,386,751
	Total Hotels, Restaurants & Leisure	12,829,732

	Household Durables – 0.4%

12,845	D.R. Horton, Inc.	265,892

5,547	Garmin Limited, (2)	305,307

3,159	Harman International Industries Inc.	342,909

6,266	Leggett and Platt Inc., (2)	205,525

8,820	Lennar Corporation, Class A, (2)	319,549

2,755	Mohawk Industries Inc., (3)	343,741

12,582	Newell Rubbermaid Inc.	408,663

16,124	Pulte Corporation	284,589

3,494	Whirlpool Corporation	498,384
	Total Household Durables	2,974,559

52	Nuveen Investments

Shares	Description (1)	Value

	Household Products – 1.8%

6,036	Clorox Company, (2)	$524,347

39,385	Colgate-Palmolive Company	2,497,009

17,116	Kimberly-Clark Corporation	1,777,839

122,322	Procter & Gamble Company	9,457,937
	Total Household Products	14,257,132

	Independent Power & Renewable Electricity Producers – 0.1%

29,476	AES Corporation	430,644

14,672	NRG Energy Inc.	454,245
	Total Independent Power & Renewable Electricity Producers	884,889

	Industrial Conglomerates – 2.2%

28,401	3M Co.	4,001,417

27,100	Danaher Corporation	2,002,148

452,634	General Electric Company	11,383,745

4,490	Roper Industries Inc.	646,874
	Total Industrial Conglomerates	18,034,184

	Insurance – 2.7%

15,187	Ace Limited	1,520,219

20,564	AFLAC Incorporated	1,228,493

20,170	Allstate Corporation	1,178,937

66,050	American International Group, Inc.	3,433,279

13,584	AON PLC, Class A	1,145,946

3,233	Assurant Inc.	204,843

11,080	Chubb Corporation	960,747

6,639	Cincinnati Financial Corporation	305,527

22,348	Genworth Financial Inc., Class A, (3)	292,759

20,136	Hartford Financial Services Group, Inc., (2)	687,846

11,896	Lincoln National Corporation	623,231

13,807	Loews Corporation	581,689

24,739	Marsh & McLennan Companies, Inc., (2)	1,255,999

50,688	MetLife, Inc.	2,666,189

12,399	Principal Financial Group, Inc.	615,982

24,707	Progressive Corporation	579,132

20,888	Prudential Financial, Inc.	1,816,629

5,992	Torchmark Corporation	316,018

15,894	Travelers Companies, Inc.	1,423,467

11,704	Unum Group	401,798

12,454	XL Capital Ltd, Class A	401,517
	Total Insurance	21,640,247

Nuveen Investments	53

Nuveen Equity Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Internet & Catalog Retail – 1.3%

16,782	Amazon.com, Inc., (3)	$5,252,598

4,637	Expedia, Inc.	368,271

2,699	NetFlix.com Inc., (3)	1,140,921

2,353	priceline.com Incorporated, (3)	2,923,485

5,182	TripAdvisor Inc., (3)	491,461
	Total Internet & Catalog Retail	10,176,736

	Internet Software & Services – 3.1%

8,055	Akamai Technologies, Inc., (3)	475,406

52,567	eBay Inc., (3)	2,775,538

77,069	Facebook Inc., Class A, (3)	5,599,063

12,735	Google Inc., Class A, (3)	7,380,569

12,735	Google Inc., Class C, (3)	7,279,326

5,668	VeriSign, Inc., (2), (3)	306,355

42,349	Yahoo! Inc., (3)	1,516,518
	Total Internet Software & Services	25,332,775

	IT Services – 3.3%

28,738	Accenture Limited, Class A, (2)	2,278,349

2,279	Alliance Data Systems Corporation, (2), (3)	597,759

21,738	Automatic Data Processing, Inc., (2)	1,767,517

27,403	Cognizant Technology Solutions Corporation, Class A, (3)	1,344,117

6,573	Computer Sciences Corporation	410,089

12,678	Fidelity National Information Services	715,039

11,481	Fiserv, Inc., (3)	708,033

44,160	International Business Machines Corporation (IBM)	8,464,147

46,036	MasterCard, Inc., Class A	3,413,569

15,201	Paychex, Inc.	623,393

7,183	Teradata Corporation, (2), (3)	302,835

7,458	Total System Services Inc.	238,656

22,868	Visa Inc., Class A, (2)	4,825,377

25,829	Western Union Company, (2)	451,233

50,250	Xerox Corporation	666,315
	Total IT Services	26,806,428

	Leisure Equipment & Products – 0.1%

5,258	Hasbro, Inc.	262,690

15,355	Mattel, Inc.	543,951
	Total Leisure Equipment & Products	806,641

	Life Sciences Tools & Services – 0.4%

15,042	Agilent Technologies, Inc.	843,706

5,092	Perkinelmer Inc.	235,352

54	Nuveen Investments

Shares	Description (1)	Value

	Life Sciences Tools & Services (continued)

16,901	Thermo Fisher Scientific, Inc.	$2,053,472

3,842	Waters Corporation, (2), (3)	397,416
	Total Life Sciences Tools & Services	3,529,946

	Machinery – 1.6%

28,775	Caterpillar Inc., (2)	2,899,081

7,833	Cummins Inc.	1,091,842

16,679	Deere & Company	1,419,550

7,671	Dover Corporation	657,865

6,216	Flowserve Corporation	460,233

17,634	Illinois Tool Works, Inc.	1,452,513

11,665	Ingersoll Rand Company Limited, Class A	685,785

4,518	Joy Global Inc.	267,737

16,560	PACCAR Inc., (2)	1,031,191

4,952	Pall Corporation	383,631

6,979	Parker Hannifin Corporation	802,236

8,903	Pentair Limited	570,415

2,622	Snap-on Incorporated	315,164

7,019	Stanley Black & Decker Inc.	613,812

8,332	Xylem Inc.	294,036
	Total Machinery	12,945,091

	Media – 3.5%

10,245	Cablevision Systems Corporation, (2)	196,909

23,976	CBS Corporation, Class B	1,362,556

117,592	Comcast Corporation, Class A, (2)	6,318,218

21,376	DirecTV, (2), (3)	1,839,405

10,034	Discovery Communications inc., Class A, (3)	854,997

10,658	Gannett Company Inc., (2)	348,730

19,467	Interpublic Group of Companies, Inc.	383,695

22,464	News Corporation, Class A, (3)	396,490

11,648	Omnicom Group, Inc.	815,244

4,272	Scripps Networks Interactive, Class A	352,056

12,517	Time Warner Cable, Class A	1,816,217

40,271	Time Warner Inc.	3,343,276

87,557	Twenty First Century Fox Inc., Class A, (2)	2,773,806

17,978	Viacom Inc., Class B	1,486,241

73,510	Walt Disney Company, (2)	6,313,039
	Total Media	28,600,879

	Metals & Mining – 0.5%

50,026	Alcoa Inc.	819,926

Nuveen Investments	55

Nuveen Equity Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Metals & Mining (continued)

4,870	Allegheny Technologies, Inc., (2)	$183,356

46,848	Freeport-McMoRan, Inc., Class B	1,743,683

22,463	Newmont Mining Corporation	559,553

14,882	Nucor Corporation	747,374
	Total Metals & Mining	4,053,892

	Multiline Retail – 0.6%

13,293	Dollar General Corporation, (3)	734,172

9,387	Dollar Tree Stores Inc., (3)	511,310

4,312	Family Dollar Stores, Inc.	322,322

9,081	Kohl’s Corporation, (2)	486,197

16,623	Macy’s, Inc., (2)	960,643

6,689	Nordstrom, Inc.	463,079

28,516	Target Corporation, (2)	1,699,268
	Total Multiline Retail	5,176,991

	Multi-Utilities – 1.1%

10,946	Ameren Corporation	420,874

19,346	CenterPoint Energy, Inc.	470,495

12,733	CMS Energy Corporation	368,366

13,214	Consolidated Edison, Inc.	741,173

26,233	Dominion Resources, Inc.	1,774,400

7,990	DTE Energy Company, (2)	589,822

3,607	Integrys Energy Group, Inc.	236,475

14,969	NiSource Inc.	564,032

20,646	PG&E Corporation	922,257

22,835	Public Service Enterprise Group Incorporated	803,107

6,367	Scana Corporation	323,953

10,254	Sempra Energy	1,022,426

9,553	TECO Energy, Inc.	166,795

10,193	Wisconsin Energy Corporation	444,211
	Total Multi-Utilities	8,848,386

	Oil, Gas & Consumable Fuels – 8.2%

22,727	Anadarko Petroleum Corporation	2,428,380

17,808	Apache Corporation	1,828,169

19,049	Cabot Oil & Gas Corporation	627,665

22,842	Chesapeake Energy Corporation	602,344

86,129	Chevron Corporation	11,131,312

1,466	Cimarex Energy Company	203,803

55,314	ConocoPhillips	4,563,405

10,339	CONSOL Energy Inc.	401,360

56	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

16,059	Denbury Resources Inc., (2)	$272,200

17,277	Devon Energy Corporation	1,304,414

24,644	EOG Resources, Inc., (2)	2,697,039

6,808	EQT Corporation	638,727

194,948	Exxon Mobil Corporation	19,288,155

12,328	Hess Corporation	1,220,225

31,356	Kinder Morgan, Inc.	1,128,189

31,441	Marathon Oil Corporation	1,218,339

13,288	Marathon Petroleum Corporation	1,109,282

7,768	Murphy Oil Corporation, (2)	482,626

6,149	Newfield Exploration Company, (3)	247,805

16,236	Noble Energy, Inc.	1,079,532

35,854	Occidental Petroleum Corporation	3,503,294

7,868	ONEOK, Inc.	506,935

12,923	Peabody Energy Corporation	196,042

26,509	Phillips 66	2,150,145

6,447	Pioneer Natural Resources Company	1,427,753

8,091	QEP Resources Inc.	267,408

7,641	Range Resources Corporation	577,583

15,921	Southwestern Energy Company, (3)	646,074

30,235	Spectra Energy Corporation	1,237,216

5,946	Tesoro Corporation	365,917

24,023	Valero Energy Corporation	1,220,356

30,876	Williams Companies, Inc.	1,748,508
	Total Oil, Gas & Consumable Fuels	66,320,202

	Paper & Forest Products – 0.1%

19,796	International Paper Company	940,310

	Personal Products – 0.1%

20,288	Avon Products, Inc.	267,802

11,530	Estee Lauder Companies Inc., Class A	846,994
	Total Personal Products	1,114,796

	Pharmaceuticals – 5.7%

71,664	AbbVie Inc., (2)	3,750,894

11,437	Actavis PLC, (2), (3)	2,450,425

13,466	Allergan, Inc.	2,233,471

74,170	Bristol-Myers Squibb Company	3,754,485

44,452	Eli Lilly and Company	2,714,239

7,510	Hospira Inc.	416,580

127,622	Johnson & Johnson	12,773,686

Nuveen Investments	57

Nuveen Equity Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals (continued)

132,662	Merck & Company Inc.	$7,527,242

16,778	Mylan Laboratories Inc., (2), (3)	828,330

6,033	Perrigo Company	907,665

287,958	Pfizer Inc.	8,264,395

21,570	Zoetis Incorporated, Class A	709,869
	Total Pharmaceuticals	46,331,281

	Professional Services – 0.2%

1,697	Dun and Bradstreet Inc.	186,721

5,506	Equifax Inc.	418,952

10,294	Nielsen Holdings N.V	474,656

6,201	Robert Half International Inc.	301,679
	Total Professional Services	1,382,008

	Real Estate Investment Trust – 2.1%

17,820	American Tower Corporation, REIT	1,682,030

6,987	Apartment Investment & Management Company, Class A	238,816

5,488	AvalonBay Communities, Inc.	812,663

7,526	Boston Properties, Inc.	898,981

15,172	Crown Castle International Corporation	1,125,459

15,899	Equity Residential	1,027,870

1,855	Essex Property Trust Inc.	351,652

14,495	General Growth Properties Inc.	338,748

20,625	Health Care Property Investors Inc.	856,556

13,499	Health Care REIT, Inc.	858,941

36,067	Host Hotels & Resorts Inc.	784,097

19,618	Kimco Realty Corporation	439,051

2,377	Macerich Company	154,529

8,400	Plum Creek Timber Company	347,508

24,508	Prologis Inc.	1,000,171

6,522	Public Storage, Inc.	1,119,240

14,177	Simon Property Group, Inc.	2,384,430

13,282	Ventas Inc.	843,407

8,407	Vornado Realty Trust	891,310

26,371	Weyerhaeuser Company	825,940
	Total Real Estate Investment Trust	16,981,399

	Real Estate Management & Development – 0.0%

12,581	CBRE Group Inc., Class A, (3)	387,998

	Road & Rail – 0.9%

45,457	CSX Corporation, (2)	1,360,073

5,154	Kansas City Southern Industries	562,095

58	Nuveen Investments

Shares	Description (1)	Value

	Road & Rail (continued)

13,972	Norfolk Southern Corporation	$1,420,394

2,505	Ryder System, Inc.	215,756

41,058	Union Pacific Corporation	4,036,412
	Total Road & Rail	7,594,730

	Semiconductors & Equipment – 2.3%

14,327	Altera Corporation	468,779

14,100	Analog Devices, Inc.	699,783

54,636	Applied Materials, Inc.	1,145,171

10,350	Avago Technologies Limited	718,083

24,900	Broadcom Corporation, Class A, (2)	952,674

3,188	First Solar Inc., (3)	201,195

224,306	Intel Corporation	7,601,730

7,794	KLA-Tencor Corporation	557,193

7,322	Lam Research Corporation, (2)	512,540

10,643	Linear Technology Corporation	469,729

8,983	Microchip Technology Incorporated, (2)	404,415

47,860	Micron Technology, Inc., (2), (3)	1,462,123

25,004	NVIDIA Corporation	437,570

48,913	Texas Instruments Incorporated	2,262,226

12,038	Xilinx, Inc.	495,123
	Total Semiconductors & Equipment	18,388,334

	Software – 3.5%

20,956	Adobe Systems Incorporated, (3)	1,448,269

10,680	Autodesk, Inc., (3)	569,778

14,545	CA Technologies	420,060

8,289	Citrix Systems, (3)	561,414

13,967	Electronic Arts Inc., (3)	469,291

12,781	Intuit, Inc.	1,047,659

340,774	Microsoft Corporation	14,707,806

156,229	Oracle Corporation	6,310,089

8,551	Red Hat, Inc., (3)	496,984

25,947	Salesforce.com, Inc., (2), (3)	1,407,625

31,198	Symantec Corporation	738,145
	Total Software	28,177,120

	Specialty Retail – 2.0%

1,921	AutoNation Inc., (3)	102,428

1,521	AutoZone, Inc., (3)	786,403

9,605	Bed Bath and Beyond Inc., (2), (3)	607,900

12,332	Best Buy Co., Inc.	366,630

Nuveen Investments	59

Nuveen Equity Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail (continued)

10,707	CarMax, Inc., (2), (3)	$522,609

5,225	GameStop Corporation, Class A, (2)	219,293

11,951	Gap, Inc.	479,355

63,531	Home Depot, Inc.	5,136,481

11,404	L Brands Inc.	661,090

47,181	Lowe’s Companies, Inc.	2,257,611

4,798	O’Reilly Automotive Inc., (2), (3)	719,700

4,679	PetSmart Inc.	318,827

9,695	Ross Stores, Inc.	624,358

29,356	Staples, Inc., (2)	340,236

4,967	Tiffany & Co.	484,829

32,084	TJX Companies, Inc.	1,709,756

4,622	Tractor Supply Company	287,350

4,917	Urban Outfitters, Inc., (3)	175,684
	Total Specialty Retail	15,800,540

	Textiles, Apparel & Luxury Goods – 0.8%

12,523	Coach, Inc., (2)	432,795

2,168	Fossil Group Inc., (3)	212,464

8,094	Michael Kors Holdings Limited, (3)	659,499

33,555	Nike, Inc., Class B	2,588,097

3,109	PVH Corporation	342,550

2,667	Ralph Lauren Corporation, Class A	415,679

7,547	Under Armour, Inc., Class A, (2), (3)	503,762

15,894	VF Corporation	973,825
	Total Textiles, Apparel & Luxury Goods	6,128,671

	Thrifts & Mortgage Finance – 0.1%

22,766	Hudson City Bancorp, Inc.	221,969

13,996	People’s United Financial, Inc.	203,222
	Total Thrifts & Mortgage Finance	425,191

	Tobacco – 1.4%

89,905	Altria Group, Inc.	3,650,143

16,340	Lorillard Inc.	988,243

71,515	Philip Morris International	5,864,945

14,050	Reynolds American Inc.	784,693
	Total Tobacco	11,288,024

	Trading Companies & Distributors – 0.1%

12,769	Fastenal Company, (2)	566,305

2,763	W.W. Grainger, Inc.	649,719
	Total Trading Companies & Distributors	1,216,024
	Total Long-Term Investments (cost $298,259,772)	776,027,279

60	Nuveen Investments

Shares	Description (1)					Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 10.3%

	Money Market Funds – 10.3%

83,022,536	Mount Vernon Securities Lending Prime Portfolio, 0.181%, (4), (5)					$83,022,536
	Total Investments Purchased with Collateral from Securities Lending (cost $83,022,536)					83,022,536

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (6)	Value

	SHORT-TERM INVESTMENTS – 4.0%

	Money Market Funds – 3.6%

29,317,215	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$29,317,215

	U.S. Government and Agency Obligations – 0.4%

$3,000	U.S. Treasury Bills, (7)	0.000%		1/15/15	AAA	2,999,268
	Total Short-Term Investments (cost $32,316,589)					32,316,483
	Total Investments (cost $413,598,897) – 110.3%					891,366,298
	Other Assets Less Liabilities – (10.3)%					(83,066,388)
	Net Assets – 100%					$808,299,910

Investments in Derivatives as of July 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Long	64	9/14	$30,796,800	$(56,257)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	61

Nuveen Equity Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$776,027,279	$—	$—	$776,027,279
Investments Purchased with Collateral from Securities Lending	83,022,536	—	—	83,022,536
Short-Term Investments:
Money Market Funds	29,317,215	—	—	29,317,215
U.S. Government and Agency Obligations	—	2,999,268	—	2,999,268
Investments in Derivatives:
Futures Contracts*	(56,257)	—	—	(56,257)
Total	$888,310,773	$2,999,268	$—	$891,310,041
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments (excluding investments in derivatives) was $427,361,533.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$485,224,161
Depreciation	(21,219,396)
Net unrealized appreciation (depreciation) of investments	$464,004,765

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $79,266,056.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

N/A	Not applicable.

REIT	Real Estate Investment Trust.

62	Nuveen Investments

Nuveen Mid Cap Index Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 91.2%

	COMMON STOCKS – 91.2%

	Aerospace & Defense – 1.6%

12,489	Alliant Techsystems Inc.	$1,622,696

40,642	BE Aerospace Inc., (2)	3,460,260

12,139	Esterline Technologies Corporation, (2)	1,317,688

73,007	Exelis Inc.	1,229,438

19,460	Huntington Ingalls Industries Inc.	1,769,303

20,019	Triumph Group Inc.	1,268,204
	Total Aerospace & Defense	10,667,589

	Airlines – 0.5%

54,518	Alaska Air Group, Inc.	2,397,156

87,586	JetBlue Airways Corporation, (2), (3)	938,922
	Total Airlines	3,336,078

	Auto Components – 0.2%

55,719	Gentex Corporation	1,610,279

	Automobiles – 0.1%

17,084	Thor Industries, Inc.	904,939

	Banks – 4.3%

65,082	Associated Banc-Corp., (3)	1,166,269

32,504	BancorpSouth Inc., (3)	678,358

17,402	Bank of Hawaii Corporation, (3)	995,046

28,951	Cathay General Bancorp.	740,856

18,492	City National Corporation	1,391,523

31,406	Commerce Bancshares Inc., (3)	1,415,154

21,597	Cullen/Frost Bankers, Inc., (3)	1,683,918

52,844	East West Bancorp Inc.	1,799,867

93,609	First Horizon National Corporation, (3)	1,102,714

137,351	First Niagara Financial Group Inc.	1,181,219

64,316	FirstMerit Corporation	1,131,962

75,728	Fulton Financial Corporation	858,756

32,939	Hancock Holding Company	1,068,541

22,348	International Bancshares Corporation	566,522

29,303	Pacwest Bancorp.	1,221,056

18,245	Prosperity Bancshares, Inc., (3)	1,060,582

18,340	Signature Bank, (2)	2,097,913

17,493	SVB Financial Group, (2)	1,907,087

Nuveen Investments	63

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

53,634	Synovus Financial Corp.	$1,263,095

63,567	TCF Financial Corporation	1,004,994

26,062	Trustmark Corporation	600,208

66,046	Umpqua Holdings Corporation, (3)	1,117,498

77,317	Valley National Bancorp., (3)	740,697

35,024	Webster Financial Corporation	1,004,138

10,470	Westamerica Bancorp., (3)	500,675
	Total Banks	28,298,648

	Biotechnology – 0.5%

28,582	Cubist Pharmaceuticals Inc., (2)	1,740,644

17,926	United Therapeutics Corporation, (2)	1,630,190
	Total Biotechnology	3,370,834

	Building Products – 0.8%

64,036	Fortune Brands Home & Security, (3)	2,419,920

17,795	Lennox International Inc., (3)	1,518,269

29,495	Smith AO Corporation	1,377,417
	Total Building Products	5,315,606

	Capital Markets – 1.4%

47,114	Eaton Vance Corporation	1,655,115

36,598	Federated Investors Inc., (3)	1,032,796

59,237	Janus Capital Group Inc., (3)	674,709

43,893	Raymond James Financial Inc.	2,236,348

52,183	SEI Investments Company	1,869,195

33,346	Waddell & Reed Financial, Inc., Class A	1,760,335
	Total Capital Markets	9,228,498

	Chemicals – 2.9%

31,560	Albemarle Corporation, (3)	1,935,890

28,519	Ashland Inc.	2,984,513

23,279	Cabot Corporation	1,219,587

14,168	Cytec Industries, Inc.	1,428,843

13,528	Minerals Technologies Inc.	785,571

4,138	NewMarket Corporation, (3)	1,601,406

31,158	Olin Corporation, (3)	827,868

30,322	PolyOne Corporation	1,150,720

16,301	Rayonier Advanced Materials Inc.	529,130

51,419	RPM International, Inc.	2,271,691

15,085	Scotts Miracle Gro Company, Class A	802,522

19,419	Sensient Technologies Corporation	1,019,498

31,715	Valspar Corporation	2,380,211
	Total Chemicals	18,937,450

64	Nuveen Investments

Shares	Description (1)	Value

	Commercial Services & Supplies – 1.7%

42,658	Civeo Corporation	$1,083,513

20,907	Clean Harbors, Inc., (2), (3)	1,204,870

41,377	Copart Inc., (2)	1,381,164

19,738	Deluxe Corporation	1,085,787

17,641	HNI Corporation, (3)	623,433

22,653	Miller (Herman) Inc.	662,374

12,107	MSA Safety Inc., (3)	626,900

76,467	R.R. Donnelley & Sons Company, (3)	1,327,467

25,543	Rollins Inc.	723,122

47,893	Waste Connections Inc.	2,267,255
	Total Commercial Services & Supplies	10,985,885

	Communications Equipment – 1.1%

23,001	ADTRAN, Inc., (3)	511,542

45,982	Arris Group Inc., (2)	1,571,205

39,397	Ciena Corporation, (2), (3)	769,423

15,969	Interdigital Inc., (3)	704,073

89,859	JDS Uniphase Corporation, (2)	1,066,626

16,797	Plantronics Inc.	788,955

46,884	Polycom Inc., (2)	601,053

63,417	Riverbed Technology, Inc., (2)	1,135,164
	Total Communications Equipment	7,148,041

	Computers & Peripherals – 0.9%

39,397	3D Systems Corporation, (2), (3)	1,974,972

24,703	Diebold Inc., (3)	930,809

24,452	Lexmark International, Inc., Class A, (3)	1,174,430

63,795	NCR Corporation, (2)	1,974,455
	Total Computers & Peripherals	6,054,666

	Construction & Engineering – 0.7%

40,002	AECOM Technology Corporation, (2), (3)	1,358,068

13,828	Granite Construction Inc.	450,101

57,359	KBR Inc.	1,185,037

29,452	URS Corporation	1,686,716
	Total Construction & Engineering	4,679,922

	Construction Materials – 0.3%

19,281	Eagle Materials Inc.	1,751,100

	Consumer Finance – 0.2%

157,800	SLM Corporation	1,398,108

	Containers & Packaging – 1.5%

25,881	AptarGroup Inc.	1,581,329

Nuveen Investments	65

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Containers & Packaging (continued)

11,808	Greif Inc., Class A	$592,525

38,066	Packaging Corp. of America	2,518,447

27,913	Rock-Tenn Company, Class A	2,775,390

17,563	Silgan Holdings, Inc.	864,451

39,281	Sonoco Products Company	1,537,458
	Total Containers & Packaging	9,869,600

	Distributors – 0.5%

115,876	LKQ Corporation, (2)	3,030,737

	Diversified Consumer Services – 0.7%

38,891	Apollo Group, Inc., (2)	1,086,226

21,964	DeVry Education Group Inc.	877,901

82,140	Service Corporation International	1,724,940

26,496	Sothebys Holdings Inc., (3)	1,050,566
	Total Diversified Consumer Services	4,739,633

	Diversified Financial Services – 0.6%

33,867	CBOE Holdings Inc.	1,641,533

46,846	MSCI Inc., Class A, (2)	2,119,782
	Total Diversified Financial Services	3,761,315

	Diversified Telecommunication Services – 0.4%

58,333	TW Telecom Inc., (2)	2,376,486

	Electric Utilities – 1.5%

23,456	Cleco Corporation	1,307,437

59,651	Great Plains Energy Incorporated	1,478,748

38,240	Hawaiian Electric Industries, (3)	903,229

19,494	IDACORP, INC, (3)	1,043,904

76,925	OGE Energy Corp.	2,765,454

30,910	PNM Resources Inc.	792,842

49,239	Westar Energy Inc., (3)	1,774,574
	Total Electric Utilities	10,066,188

	Electrical Equipment – 0.8%

16,623	Acuity Brands Inc., (3)	1,783,149

20,730	Hubbell Incorporated, Class B	2,424,166

17,457	Regal-Beloit Corporation	1,227,053
	Total Electrical Equipment	5,434,368

	Electronic Equipment & Instruments – 2.7%

40,618	Arrow Electronics, Inc., (2), (3)	2,353,813

53,184	Avnet Inc., (3)	2,251,279

16,962	Belden Inc.	1,151,720

66	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment & Instruments (continued)

16,360	FEI Company	$1,253,176

59,114	Ingram Micro, Inc., Class A, (2)	1,696,572

15,340	Itron Inc., (2)	551,933

32,864	Knowles Corporation, (2)	955,685

36,917	National Instruments Corporation	1,175,437

14,653	Tech Data Corporation, (2)	920,062

99,263	Trimble Navigation Limited, (2)	3,067,227

51,266	Vishay Intertechnology Inc., (3)	755,148

19,760	Zebra Technologies Corporation, Class A, (2)	1,582,183
	Total Electronic Equipment & Instruments	17,714,235

	Energy Equipment & Services – 2.5%

22,217	Atwood Oceanics Inc., (2), (3)	1,069,749

7,631	Carbo Ceramics Inc., (3)	950,365

29,557	Dresser Rand Group, Inc., (2)	1,758,937

14,175	Dril Quip Inc., (2)	1,428,415

38,405	Helix Energy Solutions Group, (2), (3)	976,639

41,986	Oceaneering International Inc.	2,851,269

21,329	Oil States International Inc., (2), (3)	1,307,254

56,821	Patterson-UTI Energy, Inc.	1,951,801

61,926	Superior Energy Services, Inc., (3)	2,080,714

19,203	Tidewater Inc.	907,726

16,952	Unit Corporation, (2)	1,073,909
	Total Energy Equipment & Services	16,356,778

	Food & Staples Retailing – 0.3%

77,838	SUPERVALU INC., (3)	713,774

19,136	United Natural Foods Inc., (2)	1,121,752
	Total Food & Staples Retailing	1,835,526

	Food Products – 1.9%

36,220	Dean Foods Company, (3)	554,890

66,785	Flowers Foods Inc.	1,274,926

18,454	Hain Celestial Group Inc., (2)	1,577,817

47,759	Hillshire Brands Company	2,997,832

30,062	Ingredion Inc., (3)	2,213,465

7,527	Lancaster Colony Corporation, (3)	657,483

16,939	Post Holdings Inc., (2)	760,900

8,497	Tootsie Roll Industries Inc., (3)	223,726

67,137	WhiteWave Foods Company, (2)	2,000,011
	Total Food Products	12,261,050

Nuveen Investments	67

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Gas Utilities – 1.3%

35,138	Atmos Energy Corporation	$1,697,868

32,421	National Fuel Gas Company, (3)	2,234,131

11,840	One Gas Inc.	426,240

67,930	Questar Corporation	1,510,763

44,176	UGI Corporation	2,144,303

20,063	WGL Holdings Inc.	782,056
	Total Gas Utilities	8,795,361

	Health Care Equipment & Supplies – 2.9%

27,370	Align Technology, Inc., (2)	1,483,728

18,882	Cooper Companies, Inc.	3,037,736

23,191	Hill Rom Holdings Inc., (3)	913,725

104,506	Hologic Inc., (2)	2,724,471

20,995	Idexx Labs Inc., (2), (3)	2,613,458

55,284	ResMed Inc., (3)	2,860,394

20,392	Sirona Dental Systems, Inc., (2)	1,635,438

22,873	Steris Corporation	1,163,778

15,953	Teleflex Inc.	1,718,776

22,247	Thoratec Corporation, (2)	723,028
	Total Health Care Equipment & Supplies	18,874,532

	Health Care Providers & Services – 3.1%

43,564	Community Health Systems, Inc., (2), (3)	2,078,003

30,790	Health Net Inc., (2)	1,268,240

33,812	Henry Schein Inc., (2)	3,930,645

18,390	Lifepoint Hospitals Inc., (2), (3)	1,318,931

38,820	Medax Inc., (2)	2,297,368

40,716	Omnicare, Inc.	2,544,750

24,573	Owens and Minor Inc., (3)	813,121

34,612	Universal Health Services, Inc., Class B	3,689,639

34,357	VCA Antech, Inc., (2)	1,281,173

16,866	Wellcare Health Plans Inc., (2)	1,052,101
	Total Health Care Providers & Services	20,273,971

	Health Care Technology – 0.2%

60,904	Allscripts Healthcare Solutions Inc., (2)	969,592

34,033	HMS Holdings Corporation, (2), (3)	626,548
	Total Health Care Technology	1,596,140

	Hotels, Restaurants & Leisure – 1.4%

14,989	Bally Technologies, Inc., (2), (3)	901,888

27,377	Brinker International Inc.	1,227,585

17,061	Cheesecake Factory Inc.	731,576

68	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

21,829	Dominos Pizza Inc.	$1,571,688

95,190	International Game Technology	1,611,567

9,909	Intl Speedway Corporation, Class A	300,441

15,369	Life Time Fitness Inc., (2), (3)	604,770

10,871	Panera Bread Company, Class A, (2)	1,601,298

109,907	The Wendy’s Company	895,742
	Total Hotels, Restaurants & Leisure	9,446,555

	Household Durables – 1.5%

43,947	Jarden Corporation	2,456,637

31,791	KB Home, (3)	518,193

15,171	MDC Holdings Inc., (3)	409,162

1,721	NVR Inc., (2)	1,938,638

23,419	Tempur Pedic International Inc., (2), (3)	1,281,253

61,339	Toll Brothers Inc., (2)	2,005,172

20,524	Tupperware Corporation, (3)	1,493,737
	Total Household Durables	10,102,792

	Household Products – 1.0%

53,626	Church & Dwight Company Inc., (3)	3,441,717

24,153	Energizer Holdings Inc.	2,771,798
	Total Household Products	6,213,515

	Industrial Conglomerates – 0.3%

24,692	Carlisle Companies Inc.	1,975,854

	Insurance – 4.3%

6,538	Alleghany Corporation, Term Loan, (2)	2,705,751

27,405	American Financial Group Inc.	1,534,406

49,188	Arthur J. Gallagher & Co.	2,213,460

26,433	Aspen Insurance Holdings Limited	1,057,584

45,831	Brown & Brown Inc.	1,410,678

19,392	Everest Reinsurance Group Ltd	3,023,407

41,981	First American Corporation, (3)	1,139,364

17,079	Hanover Insurance Group Inc.	987,337

38,960	HCC Insurance Holdings Inc.	1,818,653

20,946	Kemper Corporation	724,941

14,067	Mercury General Corporation	692,378

93,677	Old Republic International Corporation	1,348,012

17,913	Primerica Inc.	825,431

30,442	Protective Life Corporation	2,112,066

28,133	Reinsurance Group of America Inc.	2,257,955

11,882	RenaissanceRe Holdings, Limited, (3)	1,162,178

Nuveen Investments	69

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

17,180	StanCorp Financial Group Inc., (3)	$1,036,641

42,760	WR Berkley Corporation	1,907,524
	Total Insurance	27,957,766

	Internet & Catalog Retail – 0.1%

13,878	Hosting Site Network, Inc.	775,641

	Internet Software & Services – 1.1%

30,056	AOL Inc., (2)	1,158,659

27,801	Conversant Inc., (2), (3)	649,709

19,152	Equinix Inc., (2), (3)	4,108,487

44,247	Rackspace Hosting Inc., (2)	1,340,242
	Total Internet Software & Services	7,257,097

	IT Services – 2.6%

28,683	Acxiom Corporation, (2)	525,473

47,042	Broadridge Financial Solutions, Inc.	1,899,086

40,770	Convergys Corporation, (3)	790,530

37,057	CoreLogic Inc.	1,007,950

11,585	DST Systems Inc.	1,043,461

36,380	Gartner Inc., (2)	2,489,120

30,026	Global Payments Inc.	2,079,901

33,417	Henry Jack and Associates Inc.	1,949,882

27,679	Leidos Holdings Inc.	1,022,462

25,535	NeuStar, Inc., Class A, (2), (3)	711,405

16,106	Science Applications International Corporation	672,748

42,116	VeriFone Holdings Inc., (2)	1,411,307

15,057	WEX Inc., (2)	1,624,951
	Total IT Services	17,228,276

	Leisure Equipment & Products – 0.8%

35,100	Brunswick Corporation	1,415,583

24,807	Polaris Industries Inc.	3,660,025
	Total Leisure Equipment & Products	5,075,608

	Life Sciences Tools & Services – 1.2%

7,860	Bio-Rad Laboratories Inc., Class A, (2), (3)	903,821

19,026	Charles River Laboratories International, Inc., (2)	1,031,399

21,684	Covance, Inc., (2), (3)	1,819,721

11,713	Mettler-Toledo International Inc., (2)	3,011,881

12,729	Techne Corporation	1,187,870
	Total Life Sciences Tools & Services	7,954,692

70	Nuveen Investments

Shares	Description (1)	Value

	Machinery – 5.0%

37,763	AGCO Corporation	$1,839,436

19,281	CLARCOR, Inc.	1,143,556

18,853	Crane Company	1,293,504

52,463	Donaldson Company, Inc.	2,035,040

23,773	Graco Inc.	1,762,768

31,303	Harsco Corporation	791,027

31,911	IDEX Corporation	2,419,492

34,886	ITT Industries, Inc.	1,603,709

30,555	Kennametal Inc., (3)	1,291,865

32,187	Lincoln Electric Holdings Inc.	2,138,504

21,928	Nordson Corporation, (3)	1,648,328

34,144	Oshkosh Truck Corporation	1,578,136

18,158	SPX Corporation	1,800,003

43,151	Terex Corporation	1,489,141

30,969	Timken Company	1,371,927

61,470	Trinity Industries Inc., (3)	2,682,551

9,136	Valmont Industries, Inc., (3)	1,330,476

37,329	Wabtec Corporation	3,011,704

23,480	Woodward Governor Company	1,173,061
	Total Machinery	32,404,228

	Marine – 0.4%

22,024	Kirby Corporation, (2)	2,564,915

	Media – 1.4%

22,410	AMC Networks Inc., Class A, (2), (3)	1,341,687

39,481	Cinemark Holdings Inc.	1,294,977

27,601	Dreamworks Animation SKG Inc., Class A, (2)	552,020

17,946	John Wiley and Sons Inc., Class A	1,078,375

25,298	Lamar Advertising Company, Class A	1,268,695

54,846	Live Nation Inc., (2)	1,272,976

13,982	Meredith Corporation, (3)	642,053

47,373	New York Times, Class A, (3)	591,689

43,002	Time Inc., (2)	1,036,348
	Total Media	9,078,820

	Metals & Mining – 2.0%

17,185	Carpenter Technology Inc.	930,396

59,477	Cliffs Natural Resources Inc., (3)	1,037,874

45,355	Commercial Metals Company	781,920

Nuveen Investments	71

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Metals & Mining (continued)

12,925	Compass Minerals International, Inc., (3)	$1,111,809

29,760	Reliance Steel & Aluminum Company	2,031,120

25,239	Royal Gold, Inc., (3)	1,907,311

85,526	Steel Dynamics Inc.	1,814,006

15,484	TimkenSteel Corporation	673,709

55,815	United States Steel Corporation, (3)	1,869,244

20,693	Worthington Industries, Inc.	791,507
	Total Metals & Mining	12,948,896

	Multiline Retail – 0.3%

22,592	Big Lots, Inc., (3)	988,400

116,904	J.C. Penney Company, Inc., (3)	1,096,560
	Total Multiline Retail	2,084,960

	Multi-Utilities – 1.1%

43,043	Alliant Energy Corporation, (3)	2,431,930

17,247	Black Hills Corporation	909,089

73,276	MDU Resources Group Inc.	2,308,927

31,927	Vectren Corporation	1,216,099
	Total Multi-Utilities	6,866,045

	Oil, Gas & Consumable Fuels – 2.2%

18,929	Bill Barrett Corporation, (2), (3)	454,485

28,027	Energen Corporation	2,287,844

32,451	Gulfport Energy Corporation, (2)	1,733,208

78,903	HollyFrontier Company	3,709,230

23,706	Rosetta Resources, Inc., (2), (3)	1,210,665

25,718	SM Energy Company, (3)	2,019,892

28,182	World Fuel Services Corporation, (3)	1,210,417

77,992	WPX Energy Inc., (2)	1,604,295
	Total Oil, Gas & Consumable Fuels	14,230,036

	Paper & Forest Products – 0.3%

26,086	Domtar Corporation	937,009

54,079	Louisiana-Pacific Corporation, (2)	732,230
	Total Paper & Forest Products	1,669,239

	Pharmaceuticals – 1.3%

53,155	Endo International PLC, (2), (3)	3,565,637

22,821	Mallinckrodt PLC, (2), (3)	1,588,798

24,275	Salix Pharmaceuticals Limited, (2), (3)	3,202,115
	Total Pharmaceuticals	8,356,550

72	Nuveen Investments

Shares	Description (1)	Value

	Professional Services – 1.0%

13,044	Corporate Executive Board Company	$809,641

15,642	FTI Consulting Inc., (2), (3)	578,128

29,930	Manpower Inc.	2,331,248

24,913	Towers Watson & Company, Class A	2,541,624
	Total Professional Services	6,260,641

	Real Estate Investment Trust – 8.2%

27,333	Alexandria Real Estate Equities Inc.	2,148,374

40,660	American Campus Communities Inc.	1,582,487

72,300	BioMed Realty Trust Inc.	1,554,450

32,921	Camden Property Trust	2,382,164

33,283	Corporate Office Properties, (3)	944,239

44,709	Corrections Corporation of America, (3)	1,440,524

126,584	Duke Realty Corporation	2,277,246

24,030	Equity One Inc.	557,977

40,211	Extra Space Storage Inc.	2,080,115

25,319	Federal Realty Investment Trust, Class B, (3)	3,091,450

31,875	Highwoods Properties, Inc., (3)	1,340,981

21,765	Home Properties New York, Inc.	1,431,919

57,246	Hospitality Properties Trust	1,635,518

29,239	Kilroy Realty Corporation, (3)	1,808,140

40,482	LaSalle Hotel Properties	1,408,369

54,811	Liberty Property Trust	1,927,703

34,250	Mack-Cali Realty Corporation	722,675

28,983	Mid-America Apartment Communities	2,026,491

45,932	National Retail Properties, Inc., (3)	1,633,801

45,073	Omega Healthcare Investors Inc., (3)	1,646,967

15,712	Potlatch Corporation	648,906

48,904	Rayonier Inc., (3)	1,665,670

79,549	Realty Income Corporation, (3)	3,424,584

35,547	Regency Centers Corporation	1,932,335

72,984	Senior Housing Properties Trust	1,668,414

35,544	SL Green Realty Corporation	3,831,643

24,745	Taubman Centers Inc.	1,820,242

97,302	UDR Inc.	2,829,542

39,665	Washington Prime Group Inc.	749,279

43,488	Weingarten Realty Trust, (3)	1,431,190
	Total Real Estate Investment Trust	53,643,395

	Real Estate Management & Development – 0.4%

16,706	Alexander & Baldwin Inc.	637,668

Nuveen Investments	73

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Real Estate Management & Development (continued)

17,111	Jones Lang LaSalle Inc.	$2,116,631
	Total Real Estate Management & Development	2,754,299

	Road & Rail – 1.3%

21,863	Con-Way, Inc.	1,078,939

19,216	Genesee & Wyoming Inc., Class A, (2), (3)	1,916,412

35,134	J.B. Hunt Transports Services Inc., (3)	2,714,453

18,068	Landstar System	1,194,837

19,873	Old Dominion Freight Line, (2)	1,261,538

17,344	Werner Enterprises, Inc.	426,316
	Total Road & Rail	8,592,495

	Semiconductors & Equipment – 2.7%

236,520	Advanced Micro Devices, Inc., (2), (3)	924,793

166,330	Atmel Corporation, (2)	1,363,906

46,583	Cree, Inc., (2), (3)	2,200,115

52,495	Cypress Semiconductor Corporation, (3)	530,724

49,367	Fairchild Semiconductor International Inc., Class A, (2)	751,366

57,253	Integrated Device Technology, Inc., (2)	822,153

26,950	International Rectifier Corporation, (2)	669,438

49,355	Intersil Holding Corporation, Class A	633,225

109,141	RF Micro Devices, Inc., (2), (3)	1,218,014

26,192	Semtech Corporation, (2)	584,867

15,154	Silicon Laboratories Inc., (2)	617,222

74,194	Skyworks Solutions Inc.	3,766,087

97,419	SunEdison Inc., (2), (3)	1,948,380

73,950	Teradyne Inc., (3)	1,347,369
	Total Semiconductors & Equipment	17,377,659

	Software – 4.0%

46,389	ACI Worldwide, Inc., (2)	869,330

12,563	Advent Software Inc.	407,795

36,169	Ansys Inc., (2)	2,782,843

109,818	Cadence Design Systems, Inc., (2), (3)	1,848,237

16,775	CommVault Systems, Inc., (2)	805,536

82,822	Compuware Corporation	753,680

18,414	Concur Technologies, Inc., (2), (3)	1,711,765

15,701	FactSet Research Systems Inc., (3)	1,886,161

13,921	Fair Isaac Corporation	795,585

52,997	Fortinet Inc., (2)	1,301,076

41,941	Informatica Corporation, (2)	1,330,369

36,789	Mentor Graphics Corporation	726,583

74	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

30,523	Micros Systems, Inc., (2)	$2,064,270

46,392	Parametric Technology Corporation, (2)	1,668,256

40,114	Rovi Corporation, (2)	937,464

25,234	Solarwinds, Inc., (2)	1,038,127

26,735	Solera Holdings Inc.	1,711,040

59,668	Synopsys Inc., (2)	2,253,660

60,494	Tibco Software Inc., (2)	1,167,534
	Total Software	26,059,311

	Specialty Retail – 3.6%

27,358	Aaron Rents Inc., (3)	721,704

29,482	Abercrombie & Fitch Co., Class A, (3)	1,159,822

28,380	Advance Auto Parts, Inc.	3,437,102

68,037	American Eagle Outfitters, Inc.	725,274

18,293	Ann Inc., (2)	672,268

49,417	Ascena Retail Group Inc., (2)	793,637

18,038	Cabela’s Incorporated, (2), (3)	1,052,698

62,954	Chico’s FAS, Inc.	995,303

29,176	CST Brands Inc.	975,354

38,878	Dick’s Sporting Goods Inc.	1,653,481

58,258	Foot Locker, Inc., (3)	2,769,003

23,706	Guess Inc.	616,593

17,138	Murphy USA Inc., (2)	846,960

182,661	Office Depot, Inc., (2)	915,132

21,261	Rent-A-Center Inc., (3)	508,988

31,384	Signet Jewelers Limited	3,194,577

33,361	Williams-Sonoma Inc., (3)	2,237,522
	Total Specialty Retail	23,275,418

	Textiles, Apparel & Luxury Goods – 1.3%

19,773	Carter’s Inc.	1,513,821

13,369	Deckers Outdoor Corporation, (2), (3)	1,183,290

38,241	Hanesbrands Inc.	3,736,528

47,706	Kate Spade & Company, (2), (3)	1,804,718
	Total Textiles, Apparel & Luxury Goods	8,238,357

	Thrifts & Mortgage Finance – 0.6%

31,848	Astoria Financial Corporation, (3)	410,202

171,076	New York Community Bancorp Inc., (3)	2,716,687

40,431	Washington Federal Inc.	847,434
	Total Thrifts & Mortgage Finance	3,974,323

Nuveen Investments	75

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)					Value

	Tobacco – 0.1%

9,056	Universal Corporation, (3)					$470,278

	Trading Companies & Distributors – 1.3%

18,161	GATX Corporation					1,125,982

18,175	MSC Industrial Direct Inc., Class A, (3)					1,550,146

35,050	NOW Inc., (2)					1,128,260

37,486	United Rentals Inc., (2), (3)					3,969,767

11,520	Watsco Inc., (3)					1,031,846
	Total Trading Companies & Distributors					8,806,001

	Water Utilities – 0.2%

68,268	Aqua America Inc., (3)					1,623,413

	Wireless Telecommunication Services – 0.1%

39,003	Telephone and Data Systems Inc.					975,075
	Total Common Stocks (cost $419,216,392)					596,915,713

Shares	Description (1)					Value

	COMMON STOCK RIGHTS – 0.0%

100,634	Community Health Systems Inc.					$5,535
	Total Common Stock Rights (cost $ —)					5,535
	Total Long-Term Investments (cost $419,216,392)					596,921,248

Shares	Description (1)					Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 19.0%

	Money Market Funds – 19.0%

124,516,947	Mount Vernon Securities Lending Prime Portfolio, 0.181%, (4), (5)					$124,516,947
	Total Investments Purchased with Collateral from Securities Lending (cost $124,516,947)					124,516,947

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (6)	Value

	SHORT-TERM INVESTMENTS – 9.0%

	Money Market Funds – 8.5%

55,881,434	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$55,881,434

	U.S. Government and Agency Obligations – 0.5%

$3,000	U.S. Treasury Bills, (7)	0.000%		1/15/15	AAA	2,999,268
	Total Short-Term Investments (cost $58,880,808)					58,880,702
	Total Investments (cost $602,614,147) – 119.2%					780,318,897
	Other Assets Less Liabilities – (19.2)%					(125,648,621)
	Net Assets – 100%					$654,670,276

76	Nuveen Investments

Investments in Derivatives as of July 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index	Long	422	9/14	$57,721,160	$(1,454,564)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$596,915,713	$—	$—	$596,915,713
Common Stock Rights	5,535	—	—	5,535
Investments Purchased with Collateral from Securities Lending	124,516,947	—	—	124,516,947
Short-Term Investments:
Money Market Funds	55,881,434	—	—	55,881,434
U.S. Government and Agency Obligations	—	2,999,268	—	2,999,268
Investments in Derivatives:
Futures Contracts*	(1,454,564)	—	—	(1,454,564)
Total	$775,865,065	$2,999,268	$—	$778,864,333
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments (excluding investments in derivatives) was $603,317,447.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$189,335,968
Depreciation	(12,334,518)
Net unrealized appreciation (depreciation) of investments	$177,001,450

Nuveen Investments	77

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $117,944,500.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

N/A	Not applicable.

78	Nuveen Investments

Nuveen Small Cap Index Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.8%

	COMMON STOCKS – 97.8%

	Aerospace & Defense – 1.7%

3,312	AAR Corporation	$89,093

1,544	Aerovironment, Inc., (2)	48,621

680	American Science & Engineering Inc.	42,704

1,256	Astronics Corporation, (2)	72,848

1,654	Cubic Corporation	72,544

3,903	Curtiss Wright Corporation	247,880

6,208	DigitalGlobe Inc., (2)	162,339

884	Ducommon Inc.	24,443

1,430	Engility Holdings Inc., (2), (3)	49,421

489	Erickson Inc., (2), (3)	7,154

2,567	Esterline Technologies Corporation, (2)	278,648

4,824	GenCorp Inc., (2), (3)	85,626

5,364	Heico Corporation, (3)	263,694

2,657	Keyw Holding Corporation, (2), (3)	34,807

3,663	Kratos Defense & Security Solutions Inc., (2), (3)	26,740

864	LMI Aerospace, Inc., (2), (3)	11,310

3,589	Moog Inc., Class A, (2)	236,946

401	National Presto Industries Inc., (3)	25,704

4,999	Orbital Sciences Corporation, (2)	128,324

204	SIFCO Industries, Incorporated	5,710

852	Sparton Corporation, (2), (3)	23,549

4,268	Taser International, Inc., (2)	51,472

3,028	Teledyne Technologies Inc., (2)	276,154
	Total Aerospace & Defense	2,265,731

	Air Freight & Logistics – 0.5%

4,322	Air Transport Services Group Inc., (2)	33,150

2,035	Atlas Air Worldwide Holdings Inc., (2)	69,638

1,895	Echo Global Logistics, Inc., (2), (3)	41,709

2,515	Forward Air Corporation	112,597

2,967	Hub Group, Inc., (2)	137,016

722	Park Ohio Holdings Corporation	42,858

7,562	UTI Worldwide, Inc., (3)	71,537

4,293	XPO Logistics, Incorporated, (2)	132,611
	Total Air Freight & Logistics	641,116

Nuveen Investments	79

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Airlines – 0.4%

1,114	Allegiant Travel Company, (2)	$131,185

3,634	Hawaiian Holdings Inc., (2), (3)	50,622

20,324	JetBlue Airways Corporation, (2), (3)	217,873

4,095	Republic Airways Holdings, Inc., (2)	40,704

4,323	Skywest Inc.	46,213
	Total Airlines	486,597

	Auto Components – 1.2%

5,603	American Axle and Manufacturing Holdings Inc.	103,039

5,121	Cooper Tire & Rubber	147,946

1,104	Cooper-Standard Holdings Inc., (2)	68,448

12,646	Dana Holding Corporation, (3)	283,017

2,102	Dorman Products, Inc., (2), (3)	91,185

1,910	Drew Industries Inc., (2)	85,950

2,326	Federal Mogul Corporation, Class A, (2)	37,076

821	Fox Factory Holding Corporation, (2), (3)	12,216

1,171	Fuel Systems Solutions, Inc., (2)	12,296

2,785	Gentherm Inc., (2)	116,552

3,934	Modine Manufacturing Company	54,171

1,216	Motorcar Parts of America, Inc., (2)	27,068

1,168	Remy International Inc., (3)	25,906

669	Shiloh Industries, Inc., (2)	11,373

2,842	Spartan Motors, Inc.	12,221

1,651	Standard Motor Products Inc., (3)	59,519

2,374	Stoneridge Inc., (2)	26,043

279	Strattec Security Corporation	17,530

1,936	Superior Industries International Inc.	36,223

4,911	Tenneco Inc., (2)	312,831

1,662	Tower International Inc., (2)	52,353
	Total Auto Components	1,592,963

	Automobiles – 0.0%

2,198	Winnebago Industries Inc., (2)	51,653

	Banks – 7.3%

1,258	1st Source Corporation, (3)	35,715

2,491	1st United Bancorp Inc/North	20,800

655	American National Bankshares, Inc.	14,089

1,989	Ameris Bancorp.	43,440

775	Ames National Corporation, (3)	17,352

888	Arrow Financial Corporation, (3)	22,555

2,400	Banc of California Inc.	28,488

80	Nuveen Investments

Shares	Description (1)	Value

	Banks (continued)

590	BancFirst Corporation, (3)	$35,931

2,439	Banco Latinoamericano de Exportaciones S.A, (3)	72,414

2,738	Bancorp, Inc., (2)	26,011

7,747	BancorpSouth Inc., (3)	161,680

511	Bank of Kentucky Financial Corporation	17,655

453	Bank of Marin Bancorp California	20,303

6,425	Bank of the Ozarks, Inc., (3)	197,697

1,621	Banner Corporation	65,229

6,581	BBCN Bancorp Inc.	98,847

1,526	BNC Bancorp.	25,301

6,642	Boston Private Financial Holdings Inc.	82,892

931	Bridge Bancorp Inc.	22,251

744	Bridge Capital Holdings, (2)	15,870

1,126	Bryn Mawr Bank	33,217

636	Camden National Corporation	22,533

1,916	Capital Bank Financial Corporation, Class A, (3)	43,646

1,039	Capital City Bank	13,954

2,522	Cardinal Financial Corporation	44,539

2,498	Cascade Bancorp., (2)	13,539

6,569	Cathay General Bancorp.	168,101

2,509	Centerstate Banks of Florida, Inc.	26,144

1,381	Central Pacific Financial Corporation	24,720

284	Century Bancorp, Inc.	9,946

2,457	Chemical Financial Corporation	67,813

1,027	Citizens & Northern Corporation	19,503

1,305	City Holding Company, (3)	54,353

1,198	CNB Financial Corporation	19,803

2,954	Cobiz, Inc., (3)	33,439

4,252	Columbia Banking Systems Inc.	108,383

3,334	Community Bank System Inc., (3)	117,457

1,284	Community Trust Bancorp, Inc., (3)	44,927

876	CommunityOne Bancorp., (2)	8,068

1,358	ConnectOne Bancorp, Inc.	25,802

678	CU Bancorp., (2)	12,584

1,831	Customers Bancorp Inc., (2)	34,716

7,654	CVB Financial, (3)	117,030

1,858	Eagle Bancorp, Inc., (2), (3)	61,890

604	Enterprise Bancorp, Inc., (3)	11,844

1,509	Enterprise Financial Services Corporation	26,332

Nuveen Investments	81

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

12,519	F.N.B. Corporation PA, (3)	$153,984

1,221	Fidelity Southern Corporation, (3)	16,911

1,150	Financial Institutions, Inc.	25,530

797	First Bancorp Maine	13,079

1,640	First Bancorp of North Carolina, Inc., (3)	26,371

8,409	First Bancorp of Puerto Rico, (2)	43,222

6,038	First Busey Corporation	33,511

319	First Business Financial Services, Inc.	13,915

611	First Citizens Bancshs Inc.	135,856

8,158	First Commonwealth Financial Corporation, (3)	69,832

1,492	First Community Bancshares, Inc.	21,947

1,416	First Connecticut Bancorp.	21,070

4,822	First Financial Bancorp.	78,791

5,254	First Financial Bankshares, Inc., (3)	154,363

935	First Financial Corporation, (3)	28,667

1,462	First Interstate BancSystem Inc., Montana	38,158

2,911	First Merchants Corporation	58,016

6,257	First Midwest Bancorp, Inc.	101,363

1,204	First NBC Bank Holding Company, (2)	38,275

659	First of Long Island Corporation	23,184

13,339	FirstMerit Corporation	234,766

2,569	Flushing Financial Corporation	47,732

1,066	German American Bancorp, Inc.	27,556

6,003	Glacier Bancorp, Inc., (3)	158,959

859	Great Southern Bancorp.	26,784

1,226	Guaranty Bancorp.	15,938

2,812	Hampton Roads Bankshares, Inc., (2), (3)	4,640

6,637	Hancock Holding Company	215,304

2,632	Hanmi Financial Corporation	55,588

1,235	Heartland Financial USA, Inc.	29,430

1,735	Heritage Commerce Corporation	13,880

2,411	Heritage Financial Corporation	38,359

1,681	Heritage Oaks Bancorp	12,002

4,368	Home Bancshares, Inc.	131,302

1,609	HomeTrust Bancshares Inc., (2), (3)	24,473

724	Horizon Bancorp.	15,436

1,369	Hudson Valley Holding Corporation	23,807

2,474	IberiaBank Corporation, (3)	162,319

1,907	Independent Bank Corporation, (3)	69,625

82	Nuveen Investments

Shares	Description (1)	Value

	Banks (continued)

1,850	Independent Bank Corporation	$24,494

738	Independent Bank Group Inc.	35,431

4,442	International Bancshares Corporation	112,605

28,895	Investors Bancorp, Inc.	299,063

3,127	Lakeland Bancorp, Inc.	31,395

1,368	Lakeland Financial Corporation, (3)	49,782

1,977	Macatawa Bank Corporation	9,292

1,698	Mainsource Financial Group	27,728

4,566	MB Financial, Inc.	123,008

1,357	Mercantile Bank Corporation	25,946

468	Merchants Bancshares, Inc., (3)	13,600

1,178	Metro Bancorp, Inc., (2)	27,035

685	Midsouth Bancorp Inc., (3)	13,358

565	MidWestOne Financial Group Inc.	13,278

3,316	National Bank Holdings Corporation, Class A, (3)	65,690

579	National Bankshares, Inc.	16,866

9,752	National Penn Bancshares, Inc.	100,446

3,649	NBT Bancorp, Inc.	85,277

2,105	NewBridge Bancorp., (2)	15,766

542	Northrim Bancorp, Inc.	13,279

3,631	OFG Bancorp., (3)	57,951

675	Old Line Bancshares, Inc., (3)	9,457

8,447	Old National Bancorp., (3)	113,021

885	OmniAmerican Bancorp Inc.	21,868

1,490	Pacific Continental Corporation	20,026

1,386	Pacific Premier Bancorp, Inc., (2), (3)	19,820

372	Palmetto Bancshares Inc.	4,910

959	Park National Corporation	72,251

3,727	Park Sterling Bank Inc.	25,567

937	Peapack Gladstone Financial Corporation, (3)	17,335

401	Penns Woods Bancorp, Inc.	17,207

900	Peoples Bancorp, Inc.	20,997

609	Peoples Financial Services Corporation	28,489

2,920	Pinnacle Financial Partners, Inc.	108,040

972	Preferred Bank Los Angeles, (2)	21,569

5,409	Privatebancorp, Inc.	155,779

5,024	Prosperity Bancshares, Inc.	292,045

2,546	Renasant Corporation	72,306

807	Republic Bancorp, Inc.	18,771

Nuveen Investments	83

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

2,495	Republic First Bancorp, Inc., (2)	$10,978

2,476	S&T Bancorp, Inc.	60,241

2,080	Sandy Spring Bancorp, Inc.	48,693

1,222	Seacoast Banking Corporation of Florida, (2)	12,652

1,014	Sierra Bancorp.	16,021

1,375	Simmons First National Corporation	54,491

1,945	South State Corporation	113,024

1,560	Southside Bancshares, Inc., (3)	45,732

1,641	Southwest Bancorp, Inc.	25,304

2,661	State Bank Financial Corporation	43,933

6,954	Sterling Bancorp.	82,753

803	Stonegate Bank	19,127

963	Suffolk Bancorp.	19,501

3,370	Sun Bancorp, Inc., (2)	12,671

15,135	Susquehanna Bancshs Inc.	154,074

1,204	SY Bancorp, Inc., (3)	35,241

1,444	Talmer Bancorp Inc., Class A	19,335

1,440	Taylor Capital Group, Inc., (2)	30,701

3,399	Texas Capital BancShares, Inc., (2)	176,918

1,204	Tompkins Financial Corporation, (3)	53,554

2,383	Towne Bank	35,221

1,334	Trico Bancshares, (3)	29,842

1,781	Tristate Capital Holdings Inc., (2)	17,436

5,597	Trustmark Corporation	128,899

2,972	UMB Financial Corporation	168,304

13,439	Umpqua Holdings Corporation	227,388

3,618	Union Bankshares Corporation, (3)	86,398

5,417	United Bankshares, Inc., (3)	173,777

3,590	United Community Banks, Inc.	59,415

1,391	Univest Corporation of Pennsylvania	26,318

16,171	Valley National Bancorp., (3)	154,918

3,089	ViewPoint Financial Group	77,657

1,206	Washington Trust Bancorp, Inc.	41,486

7,285	Webster Financial Corporation	208,861

2,159	WesBanco, Inc., (3)	64,511

1,206	West Bancorp, Inc., (3)	17,559

2,123	Westamerica Bancorp., (3)	101,522

6,173	Western Alliance Bancorporation, (2)	141,362

5,160	Wilshire Bancorp, Inc.	48,607

84	Nuveen Investments

Shares	Description (1)	Value

	Banks (continued)

3,754	Wintrust Financial Corporation, (3)	$173,923

1,513	Yadkin Financial Inc., (2), (3)	28,081
	Total Banks	9,839,925

	Beverages – 0.1%

673	Boston Beer Company, (2), (3)	148,329

389	Coca-Cola Bottling Company Consolidated, (3)	27,160

880	Craft Brewers Alliance Inc., (2)	9,874

945	National Beverage Corporation, (2)	16,197
	Total Beverages	201,560

	Biotechnology – 4.9%

6,417	Acadia Pharmaceuticals, Inc., (2)	130,073

1,326	Acceleron Pharma Inc., (2)	39,276

7,798	Achillion Pharmaceuticals, Inc., (2)	53,416

3,381	Acorda Therapeutics, Inc., (2)	98,962

1,597	Actinium Pharmaceuticals Inc., (2), (3)	10,077

235	Adamas Pharmaceuticals Inc., (2)	3,739

2,402	Aegerion Pharmaceuticals Inc., (2)	80,731

5,021	Agenus Inc., (2)	16,569

1,095	Agios Pharmaceutical Inc., (2), (3)	44,129

631	Akebia Therapeutics Inc., (2)	13,970

645	Alder Biopharmaceuticals Inc., (2)	10,894

1,798	AMAG Pharmaceuticals Inc., (2)	34,324

2,658	Anacor Pharmaceuticals Inc., (2), (3)	44,256

391	Applied Genetic Technologies Corporation, (2)	6,256

17,719	Arena Pharmaceuticals, Inc., (2), (3)	82,039

13,297	Ariad Pharmaceuticals, Inc., (2), (3)	76,591

10,287	Array Biopharma, Inc., (2)	41,148

4,185	Arrowhead Research Corporation, (2), (3)	52,940

536	Asterias Biotherapeutics, Inc., (2)	1,207

669	Auspex Pharmaceuticals Inc., (2)	12,182

5,653	BioCryst Pharmaceuticals, Inc., (2)	70,776

4,198	BioTime Inc., (2), (3)	10,663

1,754	Bluebird Bio Inc., (2), (3)	58,584

447	Cara Therapeutics Inc., (2)	5,699

7,208	Celldex Therapeutics, Inc., (2), (3)	94,353

783	Cellular Dynamics International Inc., (2)	8,997

5,593	Cepheid, Inc., (2), (3)	210,521

2,049	ChemoCentryx Inc., (2), (3)	11,270

2,174	Chimerix Inc., (2)	49,393

Nuveen Investments	85

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Biotechnology (continued)

1,990	Clovis Oncology Inc., (2)	$72,536

10,800	CTI BioPharma Corp., (2), (3)	27,972

2,720	Cytokinetics, Inc., (2), (3)	11,506

5,265	Cytori Therapeutics, Inc., (2), (3)	10,793

4,500	CytRx Corporation, (2), (3)	14,670

13,134	Dendreon Corporation, (2), (3)	27,187

291	Dicerna Pharmaceuticals Inc., (2)	4,371

1,089	Durata Therapeutics Inc., (2), (3)	14,005

11,179	Dyax Corporation, (2)	105,306

21,841	Dynavax Technologies Corporation, (2), (3)	32,325

378	Eleven Biotherapeutics Inc., (2)	4,147

2,287	Emergent BioSolutions, Inc., (2), (3)	50,314

833	Enanta Pharmaceuticals Inc., (2)	31,329

1,033	Epizyme Inc., (2), (3)	32,354

381	Esperion Therapeutics Inc., (2), (3)	5,460

6,681	EXACT Sciences Corporation, (2), (3)	104,290

16,146	Exelixis, Inc., (2), (3)	65,230

1,390	Five Prime Therapeutics Inc., (2)	16,680

375	Flexion Therapeutics Inc., (2)	4,605

1,127	Foundation Medicine Inc., (2)	25,380

1,454	Galectin Therapeutics Inc., (2), (3)	8,928

9,796	Galena Biopharma Inc., (2), (3)	27,821

322	Genocea Biosciences Inc., (2)	5,606

1,395	Genomic Health, Inc., (2)	35,545

12,873	Geron Corporation, (2), (3)	30,960

8,341	Halozyme Therapeutics, Inc., (2), (3)	81,241

1,568	Heron Therapeutics Inc., (2)	13,783

1,099	Hyperion Therapeutics Inc., (2)	25,024

9,481	Idenix Pharmaceuticals Inc., (2)	231,526

4,857	Idera Pharmaceuticals, Inc., (2), (3)	12,288

7,045	Immunogen, Inc., (2), (3)	75,945

6,808	Immunomedics, Inc., (2), (3)	22,058

3,990	Infinity Pharmaceuticals, Inc., (2)	36,269

4,853	Inovio Pharmaceuticals Inc., (2), (3)	49,015

3,169	Insmed Incorporated, (2)	54,158

805	Insys Therapeutics Inc., (2), (3)	21,759

7,977	Intermune, Inc., (2), (3)	349,951

2,875	Intrexon Corporation, (2), (3)	63,509

9,640	Ironwood Pharmaceuticals Inc., (2), (3)	142,672

86	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

9,485	ISIS Pharmaceuticals, Inc., (2), (3)	$293,940

1,092	Karyopharm Therapeutics Inc., (2), (3)	37,881

7,418	Keryx Biopharmaceuticals, Inc., (2), (3)	111,641

872	Kindred Biosciences Inc., (2)	13,289

1,403	Kythera Biopharmaceuticals, Incorporated, (2), (3)	47,113

18,945	Lexicon Genetics, Inc., (2), (3)	27,849

1,671	Ligand Pharmaceuticals, Inc., (2)	82,163

1,611	MacroGenics Inc., (2)	32,703

18,396	MannKind Corporation, (2), (3)	153,791

8,053	Merrimack Pharmaceuticals, Incorporated, (2), (3)	47,593

7,550	MiMedx Group Inc., (2), (3)	52,171

579	Mirati Therapeutics, Inc., (2)	10,520

3,935	Momenta Pharmaceuticals, Inc., (2), (3)	41,868

3,234	NanoViricides, Inc., (2), (3)	13,130

12,159	Navidea Biopharmaceuticals Incorporated, (2), (3)	16,171

1,910	NeoStem Inc., (2), (3)	11,785

5,546	Neuralstem Inc., (2), (3)	15,862

6,261	Neurocrine Biosciences Inc., (2)	85,024

1,527	NewLink Genetics Corporation, (2), (3)	32,342

2,867	Northwest Biotherapeutics, Inc., (2)	18,922

19,177	Novavax, Inc., (2), (3)	83,036

8,576	NPS Pharmaceuticals, Inc., (2)	239,613

1,697	Ohr Pharmaceutical Inc., (2), (3)	15,273

1,019	Oncomed Pharmaceuticals Inc., (2)	22,000

5,708	Oncothyreon Inc., (2)	15,583

1,119	Ophthotech Corporation, (2)	43,708

15,733	Opko Health Inc., (2), (3)	138,765

9,269	Orexigen Therapeutics Inc., (2), (3)	46,252

5,041	Organovo Holdings Inc., (2), (3)	38,160

1,382	Osiris Therapeutics, Inc., (2), (3)	20,454

1,244	OvaScience Inc., (2)	12,204

12,954	PDL Biopahrma Inc., (3)	121,509

14,664	Peregrine Pharmaceuticals, Inc., (2), (3)	22,143

2,975	Portola Pharmaceuticals Inc., (2)	74,792

5,689	Progenics Pharmaceuticals, Inc., (2), (3)	27,193

2,147	Prothena Corporation PLC, (2)	37,272

1,792	PTC Therapeutics Inc., (2)	47,345

1,873	Puma Biotechnology Inc , (2)	415,282

4,971	Raptor Pharmaceuticals Corporation, (2), (3)	42,800

Nuveen Investments	87

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Biotechnology (continued)

1,493	Receptos Inc., (2)	$61,825

1,246	Regado Bioscience Inc., (2)	3,713

1,106	Regulus Therapeutics Incorporated, (2)	7,067

2,620	Repligen Corporation, (2), (3)	54,941

1,580	Retrophin Inc., (2), (3)	16,780

7,262	Rigel Pharmaceuticals, Inc., (2), (3)	23,747

5,542	Sangamo Biosciences, Inc., (2)	65,839

3,281	Sarepta Therapeutics Inc., (2), (3)	70,017

5,275	Spectrum Pharmaceuticals, Inc., (2)	37,136

932	Stemline Therapeutics Inc., (2), (3)	11,939

3,991	Sunesis Pharmaceuticals, Inc., (2)	26,261

1,714	Synageva BioPharma Corporation, (2), (3)	117,255

7,559	Synergy Pharmaceuticals Inc., (2), (3)	27,590

4,678	Synta Pharmaceuticals Corporation, (2), (3)	18,478

1,555	Tesaro Inc., (2)	44,722

1,893	TG Therapeutics Inc., (2), (3)	14,974

3,925	Threshold Pharmaceuticals, Inc., (2)	16,524

550	Ultragenyx Pharmaceutical Inc., (2)	24,035

2,764	Vanda Pharmaceuticals, Inc., (2), (3)	40,631

1,690	Verastem Inc., (2), (3)	12,489

560	Versartis Inc., (2)	11,424

418	Vital Therapies Inc., (2)	9,572

1,218	Xencor Inc., (2)	11,766

6,420	XOMA Limited, (2)	24,910

6,690	ZIOPHARM Oncology, Inc., (2), (3)	20,940
	Total Biotechnology	6,705,270

	Building Products – 0.7%

3,510	Aaon, Inc.	68,866

828	American Woodmark Company	24,343

2,395	Apogee Enterprises, Inc.	77,718

3,723	Builders FirstSource, Inc., (2)	22,115

1,126	Continental Building Products Inc., (2)	14,852

2,556	Gibraltar Industries Inc.	37,548

3,719	Griffon Corporation	40,054

1,502	Insteel Industries, Inc.	27,562

2,375	Masonite International Corporation, (2), (3)	116,399

2,263	NCI Building Systems Inc., (2), (3)	37,928

611	Norcraft Companies Inc., (2)	8,615

751	Nortek Inc., (2)	59,907

88	Nuveen Investments

Shares	Description (1)	Value

	Building Products (continued)

658	Patrick Industries, Inc., (2)	$27,406

3,811	PGT, Inc., (2)	35,290

1,722	Ply Gem Holdings Inc., (2)	14,344

3,089	Quanex Building Products Corporation	52,791

3,378	Simpson Manufacturing Company Inc.	102,725

2,710	Trex Company Inc., (2), (3)	76,287

1,655	Universal Forest Products Inc., (3)	72,456
	Total Building Products	917,206

	Capital Markets – 1.5%

1,579	Arlington Asset Investment Corporation	41,180

14,056	BGC Partners Inc., Class A	110,058

1,655	Calamos Asset Management, Inc., Class A, (3)	19,628

781	CIFC Corporation	6,670

1,569	Cohen & Steers Inc., (3)	65,129

8,139	Cowen Group, Inc, Class A, (2)	32,556

235	Diamond Hill Investment Group, Inc., (2)	30,028

2,635	Evercore Partners Inc.	143,766

729	FBR Capital Markets Corporation, (2)	20,383

4,076	Financial Engines Inc., (3)	158,760

3,675	FXCM Inc, Class A, (3)	50,054

503	GAMCO Investors Inc.	38,545

5,802	GFI Group, Inc., (3)	26,283

2,349	Greenhill & Co Inc., (3)	107,514

2,647	HFF Inc., Class A, (2)	89,892

3,168	ICG Group Inc., (2)	53,603

1,173	INTL FCStone Inc., (2), (3)	22,991

3,102	Investment Technology Group, (2)	56,736

12,061	Janus Capital Group Inc., (3)	137,375

4,257	KCG Holdings Inc., Class A, (2), (3)	48,615

8,581	Ladenburg Thalmann Financial Services Inc., (2), (3)	26,859

1,133	Manning & Napier Inc.	19,431

573	Marcus & Millichap Inc., (2)	14,079

594	Moelis & Company	20,232

826	Oppenheimer Holdings Inc., Class A	18,849

1,345	Piper Jaffray Companies, (2), (3)	69,402

946	Pzena Investments Management, Inc.	9,848

761	RCS Capital Corporation	15,692

1,748	Safeguard Scientifics Inc., (2), (3)	34,698

459	Silvercrest Asset Management Corporation, Class A	7,399

Nuveen Investments	89

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

5,297	Stifel Financial Corporation, (2)	$242,550

2,411	SWS Group Inc.	17,263

563	Virtus Investment Partners Inc.	115,443

3,075	Walter Investment Management Corporation, (3)	84,809

582	Westwood Holding Group Inc., (3)	31,317

8,371	WisdomTree Investments Inc., (2), (3)	85,886
	Total Capital Markets	2,073,523

	Chemicals – 2.3%

2,451	A Schulman, Inc.	97,403

1,787	Advanced Emissions Solutions Inc., (2)	38,224

2,386	American Vanguard Corp.	30,278

5,641	Axiall Corporation	241,604

2,474	Balchem Corporation	123,700

4,298	Calgon Carbon Corporation, (2)	91,118

537	Chase Corporation	18,124

7,750	Chemtura Corporation, (2)	180,265

6,037	Ferro Corporation	75,704

4,339	Flotek Industries Inc., (2), (3)	125,180

1,811	FutureFuel Corporation	28,541

4,042	H.B. Fuller Company	180,475

785	Hawkins Inc	26,886

1,770	Innophos Holdings, Inc.	106,961

1,958	Innospec, Inc.	78,731

4,560	Intrepid Potash Inc., (2), (3)	67,534

682	KMG Chemicals, Inc.	11,437

1,727	Koppers Holdings Inc.	62,224

2,711	Kraton Performance Polymers Inc., (2)	55,874

1,690	Kronos Worldwide Inc.	25,198

2,160	Landec Corporation, (2), (3)	26,374

1,594	LSB Industries Inc., (2), (3)	61,385

912	Marrone Bio Innovations Inc., (2), (3)	8,454

2,781	Minerals Technologies Inc.	161,493

6,374	Olin Corporation, (3)	169,357

2,664	OM Group Inc.	75,311

3,922	OMNOVA Solutions Inc., (2)	31,651

7,593	PolyOne Corporation	288,154

1,095	Quaker Chemical Corporation	77,318

18,824	Rentech, Inc., (2)	40,848

3,430	Senomyx, Inc., (2), (3)	24,199

90	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

3,990	Sensient Technologies Corporation	$209,475

1,570	Stepan Company, (3)	75,548

2,299	Taminco Corporation, (2)	48,049

1,657	Trecora Resources, (2)	19,917

2,051	Tredegar Corporation, (3)	40,077

4,958	Tronox Limited, Class A	131,585

1,887	Zep Inc.	29,418
	Total Chemicals	3,184,074

	Commercial Services & Supplies – 2.1%

4,555	ABM Industries Inc.	112,099

9,462	Acco Brands Corporation, (2), (3)	62,638

1,789	American Ecology Corporation	80,970

3,140	ARC Document Solutions, (2)	17,113

3,851	Brady Corporation	100,704

3,996	Brinks Company	107,253

3,219	Casella Waste Systems, Inc., (2)	15,194

1,467	CECO Environmental Corporation, (3)	19,922

4,490	Cenveo Inc., (2), (3)	15,131

7,574	Civeo Corporation	192,380

4,038	Deluxe Corporation	222,130

2,181	Ennis Inc.	30,927

1,630	G&K Services, Inc.	78,387

5,703	Healthcare Services Group, Inc., (3)	149,076

737	Heritage-Crystal Clean, Inc., (2), (3)	12,500

3,639	HNI Corporation	128,602

2,829	Innerworkings, Inc., (2), (3)	23,056

4,944	Interface, Inc.	78,362

2,703	Kimball International Inc., Class B, (3)	42,626

4,015	Knoll Inc.	67,492

2,100	McGrath Rentcorp., (3)	72,555

4,885	Miller (Herman) Inc.	142,837

3,769	Mobile Mini, Inc.	142,317

2,360	MSA Safety Inc.	122,201

1,021	Multi Color Corporation, (3)	40,197

562	NL Industries Inc.	4,889

2,401	Performant Financial Corporation, (2)	23,026

2,230	Quad Graphics Inc.	47,098

1,028	Quest Resource Holding Corporation, (2), (3)	4,297

1,285	SP Plus Corporation, (2)	25,186

Nuveen Investments	91

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

6,668	Steelcase Inc.	$100,687

1,715	Team, Inc., (2)	67,931

5,240	Tetra Tech, Inc.	127,227

1,191	UniFirst Corporation	115,777

3,177	United Stationers, Inc.	122,569

1,694	Viad Corporation	35,947

3,106	West Corporation	80,042
	Total Commercial Services & Supplies	2,831,345

	Communications Equipment – 1.6%

4,550	ADTRAN, Inc.	101,192

960	Alliance Fiber, (3)	12,845

1,192	Applied Optoelectronics Inc., (2)	21,456

8,613	Aruba Networks, Inc., (2), (3)	153,828

822	Bel Fuse, Inc., Class B, (3)	19,432

1,253	Black Box Corporation	25,937

2,922	CalAmp Corporation, (2)	49,703

3,337	Calix Inc., (2)	31,001

8,460	Ciena Corporation, (2), (3)	165,224

920	Clearfield Inc., (2)	11,840

1,237	Comtech Telecom Corporation	41,811

2,155	Digi International, Inc., (2)	17,800

6,689	Emulex Corporation, (2)	39,331

7,750	Extreme Networks Inc., (2)	36,425

7,787	Finisar Corporation, (2), (3)	153,638

7,645	Harmonic Inc., (2)	45,870

9,868	Infinera Corporation, (2)	90,786

3,264	Interdigital Inc., (3)	143,910

4,707	IXIA, (2)	50,365

1,292	KVH Industries, Inc., (2)	16,809

2,946	Netgear, Inc., (2)	92,239

1,165	Numerex Corporation, (2)	11,708

7,552	Oclaro Inc., (2)	14,047

1,587	Oplink Communications, Inc., (3)	30,248

7,377	Parkervision, Inc., (2), (3)	9,221

3,432	Plantronics Inc.	161,201

11,144	Polycom Inc., (2)	142,866

1,713	Procera Networks Inc., (2), (3)	17,147

5,229	Ruckus Wireless Incorporated, (2)	67,506

4,906	ShoreTel, Inc., (2)	30,319

92	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment (continued)

19,827	Sonus Networks, Inc., (2)	$69,989

456	Tessco Technologies Inc.	13,908

2,398	Ubiquiti Networks Inc., (2), (3)	91,676

3,297	ViaSat, Inc., (2), (3)	192,776
	Total Communications Equipment	2,174,054

	Computers & Peripherals – 0.4%

3,302	Cray, Inc., (2)	87,569

4,839	Dot Hill Systems Corporation, (2)	19,017

1,424	Eastman Kodak Company, (2)	33,663

3,757	Electronics For Imaging, (2)	165,571

2,325	Immersion Corporation, (2)	31,736

1,928	Intevac, Inc., (2)	12,224

746	Nimble Storage Inc., (2), (3)	19,306

7,034	QLogic Corporation, (2)	64,009

17,692	Quantum Corporation, (2), (3)	22,115

2,819	Silicon Graphics International Corporation, (2), (3)	26,809

2,815	Super Micro Computer Inc., (2)	73,669

6,466	Violin Memory Inc., (2), (3)	25,605
	Total Computers & Peripherals	581,293

	Construction & Engineering – 0.8%

3,064	Aegion Corporation, (2)	70,196

1,630	Ameresco Inc., Class A, (2)	12,258

1,010	Argan, Inc., (2)	34,239

3,099	Comfort Systems USA Inc.	46,175

2,756	Dycom Industries Inc., (2)	77,499

5,427	Emcor Group Inc.	222,127

3,117	Furmanite Corporation, (2)	28,521

3,235	Granite Construction Inc.	105,299

4,950	Great Lakes Dredge & Dock Corporation	35,739

1,651	Layne Christensen Company, (2), (3)	17,913

4,951	MasTec Inc., (2), (3)	134,618

1,749	MYR Group Inc., (2)	43,393

786	Northwest Pipe Company, (2), (3)	28,178

2,271	Orion Marine Group Inc., (2), (3)	24,550

2,162	Pike Electric Corporation, (2)	17,426

2,941	Primoris Services Corporation	70,231

1,385	Sterling Construction Company, Inc., (2)	12,285

3,089	Tutor Perini Corporation, (2)	84,113
	Total Construction & Engineering	1,064,760

Nuveen Investments	93

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Construction Materials – 0.1%

6,090	Headwater Inc., (2)	$65,102

162	United States Lime & Minerals, Inc.	9,334

1,180	US Concrete, Inc., (2)	30,196
	Total Construction Materials	104,632

	Consumer Finance – 0.7%

2,269	Cash America International, Inc.	100,721

1,507	Consumer Portfolio Services, Inc., (2), (3)	10,941

592	Credit Acceptance Corporation, (2)	67,325

2,084	Encore Capital Group, Inc., (2), (3)	88,528

4,254	EZCORP, Inc., (2)	41,647

2,336	First Cash Financial Services, Inc., (2)	131,774

2,511	Green Dot Corporation, Class A, (2)	45,173

932	JGWPT Holdings Inc., Class A, (2)	10,355

1,680	Nelnet Inc.	69,266

856	Nicholas Financial, Inc.	11,145

4,039	Portfolio Recovery Associates, Inc., (2), (3)	238,139

861	Regional Management Corporation, (2)	14,000

2,015	Springleaf Holdings Inc., (2), (3)	52,753

645	World Acceptance Corporation, (2), (3)	52,297
	Total Consumer Finance	934,064

	Containers & Packaging – 0.4%

338	AEP Industries, Inc., (2)	13,774

7,254	Berry Plastics Corporation, (2)	176,200

26,373	Graphic Packaging Holding Company, (2)	316,476

2,349	Myers Industries, Inc.	43,410

464	UFP Technologies, Inc., (2)	11,716
	Total Containers & Packaging	561,576

	Distributors – 0.2%

1,557	Audiovox Corporation, (2)	15,430

1,914	Core-Mark Holding Company, Inc.	90,341

3,639	Pool Corporation	199,272

542	Weyco Group, Inc.	14,070
	Total Distributors	319,113

	Diversified Consumer Services – 1.1%

827	2U Inc., (2)	11,628

1,468	American Public Education Inc., (2)	52,408

1,178	Ascent Media Corporation, (2)	73,012

1,225	Bridgepoint Education Inc., (2)	14,712

2,475	Bright Horizons Family Solutions Inc., (2)	102,886

94	Nuveen Investments

Shares	Description (1)	Value

	Diversified Consumer Services (continued)

922	Capella Education Company	$58,971

5,422	Career Education Corporation, (2), (3)	27,706

1,309	Carriage Services Inc., (3)	21,114

5,941	Chegg Inc., (2)	38,201

557	Collectors Universe, Inc.	11,151

2,013	Education Management Corporation, (2), (3)	2,597

3,784	Grand Canyon Education Inc., (2)	162,712

8,793	Houghton Mifflin Harcourt Company, (2)	153,965

1,883	ITT Educational Services, Inc., (2), (3)	26,795

2,774	K12, Inc., (2)	64,662

308	Liberty Tax Inc., Class A, (2)	10,814

6,493	LifeLock, Incorporated, (2), (3)	90,123

2,405	Matthews International Corporation, Class A, (3)	104,623

3,521	Regis Corporation	49,048

4,915	Sothebys Holdings Inc., (3)	194,880

1,222	Steiner Leisure Limited, (2)	48,770

900	Strayer Education Inc.	46,638

1,768	Universal Technical Institute Inc., (3)	21,163

2,234	Weight Watcher’s International Inc., (3)	48,455
	Total Diversified Consumer Services	1,437,034

	Diversified Financial Services – 0.3%

1,868	Gain Capital Holdings Inc.	11,880

3,043	Marketaxess	171,108

688	Marlin Business Services Corporation	12,659

2,188	Newstar Financial, Inc., (2), (3)	24,790

4,758	PHH Corporation, (2)	111,099

1,895	PICO Holdings, Inc., (2)	41,974

1,013	Resource America Inc.	9,542

633	Tiptree Financial Inc., Class A, (2)	4,501
	Total Diversified Financial Services	387,553

	Diversified Telecommunication Services – 0.7%

7,280	8X8, Inc., (2)	58,822

766	Atlantic Tele-Network, Inc., (3)	44,819

17,328	Cincinnati Bell Inc., (2)	66,020

3,759	Cogent Communications Group, Inc.	130,475

3,343	Consolidated Communications Holdings, Inc.	74,816

1,132	Enventis Corporation	18,542

1,730	FairPoint Communications Inc., (2)	25,258

2,622	General Communication, Inc., (2), (3)	28,947

Nuveen Investments	95

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

22,147	Globalstar, Inc., (2), (3)	$87,702

862	Hawaiian Telcom Holdco Inc., (2), (3)	24,308

1,281	IDT Corporation	19,971

4,447	inContact, Inc., (2), (3)	35,532

2,614	Inteliquent Inc.	27,735

2,207	Intelsat SA, (2)	40,918

6,476	Iridium Communications Inc., (2), (3)	52,974

1,517	Lumos Networks Corporation	23,271

3,454	Orbcomm, Inc., (2)	21,691

4,009	Premiere Global Services, Inc., (2)	52,518

1,436	VocalTec Communications Limited, (2), (3)	20,492

12,946	Vonage Holdings Corporation, (2)	45,052
	Total Diversified Telecommunication Services	899,863

	Electric Utilities – 1.4%

3,326	ALLETE Inc	156,056

4,607	Cleco Corporation	256,794

3,252	El Paso Electric Company	119,836

3,556	Empire District Electric Company, (3)	87,158

4,058	IDACORP, INC	217,306

2,797	MGE Energy, Inc., (3)	105,223

1,621	NRG Yield Inc., Class A, (3)	84,697

3,022	Otter Tail Power Corporation	84,495

6,426	PNM Resources Inc.	164,827

5,850	Portland General Electric Company, (3)	186,791

4,560	UIL Holdings Corporation	160,102

1,151	Unitil Corp.	36,832

3,152	UNS Energy Corporation	190,444
	Total Electric Utilities	1,850,561

	Electrical Equipment – 1.1%

2,123	AZZ Inc.	92,648

27,314	Capstone Turbine Corporation, (2), (3)	37,966

1,722	Encore Wire Corporation	72,221

3,785	EnerSys	240,083

1,331	Enphase Energy Incorporated, (2)	13,709

3,849	Franklin Electric Company, Inc.	141,066

17,816	Fuelcell Energy Inc., (2), (3)	44,184

5,553	Generac Holdings Inc., (2), (3)	241,000

3,925	General Cable Corporation	87,253

1,418	Global Power Equipment Group Inc., (3)	23,354

96	Nuveen Investments

Shares	Description (1)	Value

	Electrical Equipment (continued)

9,738	GrafTech International Ltd., (2)	$81,799

1,801	LSI Industries, Inc.	12,859

13,478	Plug Power Inc., (2), (3)	73,051

3,637	Polypore International Inc., (2), (3)	156,755

767	Powell Industries Inc.	44,800

362	Power Solutions International Inc., (2)	22,111

1,802	PowerSecure International, Inc., (2)	17,714

214	Preformed Line Products Company	11,597

2,471	Revolution Lighting Technologies Inc., (2), (3)	5,239

2,260	Thermon Group Holdings Inc., (2)	55,099

1,473	Vicor Corporation, (3)	11,607
	Total Electrical Equipment	1,486,115

	Electronic Equipment & Instruments – 2.7%

1,634	Aeroflex Holding Corporation, (2)	17,255

1,184	Agilysys Inc., (3)	15,570

2,192	Anixter International Inc., (2)	188,446

1,197	Badger Meter Inc., (3)	59,730

3,517	Belden Inc.	238,804

4,349	Benchmark Electronics Inc., (2)	105,028

3,419	Checkpoint Systems Inc., (2)	41,849

7,006	Cognex Corporation	287,106

2,029	Coherent Inc., (2)	119,528

921	Control4 Corporation, (2), (3)	15,482

2,794	CTS Corporation	48,588

1,664	CUI Global Inc., (2)	10,333

3,044	Daktronics Inc.	33,788

1,369	DTS, Inc., (2)	24,765

1,565	Electro Rent Corporation	23,866

1,986	Electro Scientific Industries Inc.	11,876

2,833	Fabrinet, (2)	52,694

1,424	FARO Technologies, Inc., (2), (3)	72,097

3,408	FEI Company	261,053

2,530	GSI Group, Inc., (2)	29,171

4,255	II VI Inc., (2)	58,379

3,301	Insight Enterprises Inc., (2)	86,717

5,734	InvenSense Incorporated, (2), (3)	131,939

3,172	Itron Inc., (2)	114,129

3,743	Kemet Corporation, (2)	18,453

1,842	Littelfuse Inc.	160,107

Nuveen Investments	97

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Electronic Equipment & Instruments (continued)

2,432	Maxwell Technologies, Inc., (2)	$26,460

1,287	Measurement Specialties, Inc., (2)	110,669

2,693	Mercury Computer Systems Inc., (2)	29,758

205	Mesa Laboratories, Inc.	15,676

3,089	Methode Electronics, Inc.	98,786

1,222	MTS Systems Corporation	80,652

732	Multi Fineline Electronix, Inc., (2)	7,144

3,256	Newport Corporation, (2)	56,361

1,608	OSI Systems Inc., (2)	106,610

1,736	Park Electrochemical Corporation	48,886

777	PC Connection, Inc., (2)	15,874

2,737	Plexus Corporation, (2)	107,646

3,373	RealD Inc., (2), (3)	35,653

2,356	Rofin Sinar Technologies Inc., (2)	51,431

1,422	Rogers Corporation, (2)	81,566

6,640	Sanmina-SCI Corporation, (2)	154,646

2,323	ScanSource, Inc., (2)	83,187

3,750	Speed Commerce Inc., (2)	11,663

2,200	SYNNEX Corporation, (2)	141,900

4,412	TTM Technologies, Inc., (2)	33,134

3,270	Universal Display Corporation, (2), (3)	100,258

304	Viasystems Group Inc., (2)	2,976

1,031	Vishay Precision Group Inc., (2), (3)	14,877
	Total Electronic Equipment & Instruments	3,642,566

	Energy Equipment & Services – 1.9%

2,493	Basic Energy Services, Inc., (2)	59,807

2,871	Bristow Group Inc.	204,903

3,755	C&J Energy Services Inc., (2)	112,500

1,592	Carbo Ceramics Inc., (3)	198,268

2,957	CHC Group Limited, (2), (3)	21,290

672	Dawson Geophysical Company	16,867

1,677	ERA Group Incorporated, (2)	44,944

4,725	Exterran Holdings, Inc.	199,631

4,808	Forum Energy Technologies Incorporated, (2)	160,058

1,075	Geospace Technologies Corporation, (2), (3)	43,258

982	Glori Energy Inc., (2)	7,954

1,204	Gulf Island Fabrication, Inc., (3)	23,478

2,224	Gulfmark Offshore Inc.	85,112

8,514	Helix Energy Solutions Group, (2), (3)	216,511

98	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

13,291	Hercules Offshore Inc., (2), (3)	$46,917

2,983	Hornbeck Offshore Services Inc., (2), (3)	130,357

10,423	ION Geophysical Corporation, (2), (3)	39,086

10,596	Key Energy Services Inc., (2)	65,059

2,173	Matrix Service Company, (2)	58,345

19,162	McDermott International Inc., (2), (3)	139,883

1,069	Mitcham Industries, Inc., (2)	13,865

1,031	Natural Gas Services Group, (2)	32,167

6,845	Newpark Resources Inc., (2)	83,714

5,944	North Atlantic Drilling Limited, (3)	57,954

1,188	Nuverra Environmental Solutions, (2), (3)	22,121

9,926	Parker Drilling Company, (2)	61,343

1,048	PHI Inc, (2)	41,344

5,181	Pioneer Energy Services Corporation, (2)	76,213

1,076	Profire Energy Inc., (2)	3,605

987	RigNet, Inc., (2), (3)	54,897

1,675	SeaCor Smit Inc., (2)	127,233

2,517	Tesco Corporation	49,132

6,522	TETRA Technologies, (2)	71,807

16,750	Vantage Drilling Company, (2), (3)	31,323

3,331	Willbros Group Inc., (2)	38,606
	Total Energy Equipment & Services	2,639,552

	Food & Staples Retailing – 1.0%

2,275	Andersons, Inc.	122,896

3,105	Casey’s General Stores, Inc., (3)	205,458

1,308	Fairway Group Holdings Inc., (2), (3)	7,691

3,455	Fresh Market Inc., (2), (3)	103,408

986	Ingles Markets, Inc.	24,177

2,541	Liberator Medical Holdings Inc., (3)	7,903

738	Natural Grocers by Vitamin Cottage Incorporated, (2)	16,738

1,963	Pantry, Inc., (2)	35,157

1,509	PriceSmart, Inc.	124,191

3,167	Roundy’s Inc.	15,297

2,962	SpartanNash Co	62,084

16,353	SUPERVALU INC., (3)	149,957

1,504	Susser Holdings Corporation, (2)	120,576

1,378	The Chef’s Warehouse Inc., (2), (3)	24,211

4,003	United Natural Foods Inc., (2), (3)	234,656

527	Village Super Market, Inc.	12,395

Nuveen Investments	99

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

917	Weis Markets Inc.	$39,119
	Total Food & Staples Retailing	1,305,914

	Food Products – 1.5%

241	Alico Inc.	8,895

1,141	Annie’s Incorporated, (2)	33,294

4,328	B&G Foods Inc.	121,487

4,959	Boulder Brands Inc., (2)	56,285

1,019	Calavo Growers, Inc.	35,145

1,148	Cal-Maine Foods, Inc.	81,738

3,871	Chiquita Brands International Inc., (2)	37,123

13,157	Darling International Inc., (2)	246,299

7,540	Dean Foods Company, (3)	115,513

1,757	Diamond Foods Inc.	47,193

503	Farmer Brothers Company	10,296

2,913	Fresh Del Monte Produce Inc., (3)	87,215

1,171	Inventure Group, (2)	14,111

1,155	J&K Snack Foods Corporation	104,054

681	John B Sanfillippo & Son, Inc., (2)	18,012

1,493	Lancaster Colony Corporation, (3)	130,414

384	Lifeway Foods, Inc.	4,796

834	Limoneira Company	18,390

1,659	Omega Protein Corporation, (2)	23,259

3,546	Post Holdings Inc., (2)	159,286

1,862	Sanderson Farms Inc., (3)	169,610

22	Seaboard Corporation	62,744

678	Seneca Foods Corporation, (2)	19,404

3,962	Snyders Lance Inc.	98,297

1,517	Tootsie Roll Industries Inc., (3)	39,943

3,269	Treehouse Foods Inc., (2)	240,272
	Total Food Products	1,983,075

	Gas Utilities – 1.0%

802	Chesapeake Utilities Corporation, (3)	52,202

2,783	Laclede Group Inc.	130,745

3,399	New Jersey Resources Corporation	173,621

2,083	Northwest Natural Gas Company, (3)	90,027

4,192	One Gas Inc.	150,912

6,293	Piedmont Natural Gas Company, (3)	218,304

2,663	South Jersey Industries Inc.	142,657

3,752	Southwest Gas Corporation	185,837

100	Nuveen Investments

Shares	Description (1)	Value

	Gas Utilities (continued)

4,186	WGL Holdings Inc.	$163,170
	Total Gas Utilities	1,307,475

	Health Care Equipment & Supplies – 3.1%

1,841	Abaxis, Inc., (3)	87,282

3,229	Abiomed, Inc., (2), (3)	82,662

6,177	Accuray, Inc., (2), (3)	48,613

947	Analogic Corporation	68,099

2,053	AngioDynamics, Inc., (2)	29,974

1,163	Anika Therapeutics, Inc., (2)	48,916

9,394	Antares Pharma Inc., (2), (3)	19,164

2,211	AtriCure, Inc., (2)	36,415

121	ATRION Corporation	34,001

2,732	Cantel Medical Corporation	91,604

2,231	Cardiovascular Systems, Inc., (2), (3)	60,237

5,809	Cerus Corporation, (2)	20,448

2,196	Conmed Corporation	85,644

2,289	CryoLife Inc.	22,547

2,164	Cyberonics, (2)	128,693

1,597	Cynosure, Inc., (2)	36,316

1,687	Derma Sciences Inc., (2), (3)	16,330

5,892	DexCom, Inc., (2)	222,011

5,233	Endologix, Inc., (2), (3)	74,047

778	Exactech, Inc., (2)	17,692

3,357	Genmark Diagnostics Inc., (2), (3)	35,920

5,306	Globus Medical Inc, Class A, (2)	118,324

1,992	Greatbatch, Inc., (2)	98,624

3,949	Haemonetics Corporation, (2)	140,466

1,363	Heartware International Inc., (2), (3)	114,778

1,001	ICU Medical, Inc., (2)	58,308

421	Inogen Inc., (2)	8,420

4,453	Insulet Corporation, (2), (3)	157,369

2,015	Integra Lifesciences Holdings Corporation, (2), (3)	95,551

2,668	Invacare Corporation	39,940

711	K2M Group Holdings Inc., (2)	12,066

1,341	LDR Holding Corporation, (2)	30,722

3,903	Masimo Corporation, (2), (3)	93,984

3,456	Meridian Bioscience, Inc., (3)	68,118

3,547	Merit Medical Systems, Inc., (2)	45,543

2,668	Natus Medical, Inc., (2)	76,758

Nuveen Investments	101

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

2,990	Neogen Corporation, (2)	$130,543

3,686	NuVasive, Inc., (2)	137,783

4,979	Nxstage Medical, Inc., (2)	66,470

4,628	OraSure Technologies, Inc., (2)	38,088

1,487	Orthofix International NV, (2)	49,160

1,048	Oxford Immunotec Global PLC, (2), (3)	16,663

1,170	PhotoMedex, Inc., (2), (3)	12,624

2,340	Quidel Corporation, (2), (3)	55,856

3,271	Rockwell Medical Technologies, Inc., (2), (3)	33,037

4,690	RTI Biologics Inc., (2)	21,433

3,362	Spectranetics Corporation, (2)	86,235

3,062	STAAR Surgical Company, (2)	39,408

4,767	Steris Corporation	242,545

1,208	Surmodics Inc., (2)	22,940

3,107	Symmetry Medical, Inc., (2)	27,373

765	Tandem Diabetes Care Inc., (2), (3)	9,555

4,581	Thoratec Corporation, (2)	148,883

2,868	Tornier N.V, (2)	59,454

2,313	TransEnterix Inc., (2)	9,183

599	TriVascular Technologies Inc., (2)	8,236

8,531	Unilife Corporation, (2), (3)	21,498

275	Utah Medical Products, Inc.	14,303

1,376	Vascular Solutions, Inc., (2)	33,946

419	Veracyte Inc., (2)	5,992

4,133	Volcano Corporation, (2)	68,236

5,764	West Pharmaceutical Services Inc.	234,883

4,026	Wright Medical Group, Inc., (2)	124,081

2,345	Zeltiq Aesthetics Inc, (2)	47,463
	Total Health Care Equipment & Supplies	4,191,457

	Health Care Providers & Services – 2.6%

3,446	Acadia Healthcare Company Inc., (2)	164,236

456	Addus HomeCare Corporation, (2)	10,096

3,159	Air Methods Corporation, (2), (3)	158,740

416	Alliance Imaging Inc., (2)	11,877

688	Almost Family, Inc., (2)	16,127

2,204	Amedisys, Inc., (2)	44,477

3,837	AMN Healthcare Services Inc., (2)	50,265

3,411	AmSurg Corporation, (2)	162,909

2,038	Bio-Reference Laboratories, Inc., (2), (3)	63,973

102	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

5,519	Bioscrip, Inc., (2), (3)	$41,337

2,130	BioTelemetry Inc., (2)	15,336

2,874	Brookdale Senior Living Inc., (2)	99,608

2,387	Capital Senior Living Corporation, (2)	58,816

1,415	Chemed Corporation, (3)	144,118

1,046	Chindex International, Inc., (2), (3)	24,487

951	Corvel Corporation, (2)	38,306

2,261	Cross Country Healthcare, Inc., (2)	16,257

1,621	Ensign Group Inc.	53,380

2,799	ExamWorks Group Inc., (2)	98,777

3,572	Five Star Quality Care Inc., (2)	16,324

2,610	Gentiva Health Services, Inc., (2)	47,241

2,890	Hanger Orthopedic Group Inc., (2)	91,469

7,107	HealthSouth Corporation	272,411

2,535	Healthways Inc., (2), (3)	43,830

1,398	IPC The Hospitalist Company, Inc., (2), (3)	68,754

5,197	Kindred Healthcare Inc.	124,208

793	Landauer Inc.	34,218

1,005	LHC Group, Inc., (2)	23,597

2,093	Magellan Health Services, Inc., (2)	120,557

2,362	Molina Healthcare Inc., (2), (3)	96,488

1,038	MWI Veterinary Supply, Inc., (2)	146,628

896	National Healthcare Corporation, (3)	49,244

817	National Research Corporation, (3)	10,793

5,090	Owens and Minor Inc., (3)	168,428

2,475	Pharmerica Corporation, (2)	66,800

884	Providence Service Corporation, (2)	35,015

2,638	RadNet, Inc., (2)	13,480

6,352	Select Medical Corporation	98,710

1,653	Skilled Healthcare Group Inc., (2)	9,835

935	Surgical Care Affiliates Inc., (2)	27,470

5,666	Team Health Holdings Inc., (2)	320,412

1,974	Triple-S Management Corporation, Class B, (2), (3)	34,111

3,201	Universal American Corporation, (2)	25,416

1,005	US Physical Therapy, Inc.	35,115

3,539	Wellcare Health Plans Inc., (2)	220,763
	Total Health Care Providers & Services	3,474,439

	Health Care Technology – 0.5%

1,044	Castlight Health Inc., Class B, (2), (3)	14,000

Nuveen Investments	103

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Technology (continued)

924	Computer Programs and Systems, Inc.	$60,818

1,678	Healthstream, Inc., (2), (3)	41,883

7,071	HMS Holdings Corporation, (2)	130,177

4,920	MedAssets Inc., (2)	104,501

4,432	Medidata Solutions, Inc., (2)	198,731

5,441	Merge Healthcare Incorporated, (2)	13,385

2,862	Omnicell, Inc., (2)	78,419

4,020	Quality Systems Inc.	62,350

1,757	Vocera Communications Incorporated, (2)	22,085
	Total Health Care Technology	726,349

	Hotels, Restaurants & Leisure – 2.7%

7,984	Belmond Limited, Class A, (2)	99,002

106	Biglari Holdings Inc., (2), (3)	45,051

1,910	BJ’s Restaurants, Inc., (2)	65,456

6,226	Bloomin Brands, (2)	121,967

1,992	Bob Evans Farms	94,640

6,255	Boyd Gaming Corporation, (2)	68,805

1,632	Bravo Brio Restaurant Group, (2), (3)	24,317

1,525	Buffalo Wild Wings, Inc., (2)	221,613

3,688	Caesars Acquisition Company, Class A, (2), (3)	42,412

4,136	Caesar’s Entertainment Corporation, (2)	66,176

2,925	Carrols Restaurant Group, Inc., (2), (3)	21,967

1,519	CBRL Group Inc.	147,282

4,029	Cheesecake Factory Inc., (3)	172,764

1,084	Churchill Downs Inc.	93,766

1,352	Chuy’s Holdings Inc., (2)	38,735

1,721	ClubCorp Holdings Inc., (3)	29,102

1,907	Del Friscos Restaurant Group, (2)	40,657

7,025	Denny’s Corporation, (2)	48,121

2,853	Diamond Resorts International Inc., (2)	71,211

1,378	DineEquity Inc., (3)	111,687

499	Einstein Noah Restaurant Group	7,550

1,216	Empire Resorts, Inc., (2), (3)	5,873

377	Famous Dave’s of America, Inc., (2)	9,399

2,161	Fiesta Restaurant Group, (2)	98,066

557	Ignite Restaurant Group, Incorporated, (2), (3)	7,157

3,282	Interval Leisure Group Inc.	69,513

2,320	Intl Speedway Corporation	70,342

1,495	Intrawest Resorts Holdings Inc., (2)	16,849

104	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

1,764	Isle of Capri Casinos, (2)	$13,953

3,230	Jack in the Box Inc.	184,724

1,392	Jamba, Inc., (2)	16,593

5,256	Krispy Kreme Doughnuts Inc., (2), (3)	80,469

3,571	La Quinta Holdings Inc., (2)	67,099

3,297	Life Time Fitness Inc., (2)	129,737

1,543	Marcus Corporation	27,265

2,286	Marriott Vacations World, (2)	131,559

715	Monarch Casino & Resort, Inc., (2)	8,923

2,220	Morgans Hotel Group Company, (2)	16,539

2,405	Multimedia Games, Inc., (2)	58,009

226	Nathan’s Famous, Inc., (2)	11,234

873	Noodles & Company, (2), (3)	24,531

2,469	Papa John’s International, Inc.	102,933

470	Papa Murphy’s Holdings Inc., (2), (3)	3,873

6,340	Penn National Gaming, Inc., (2)	66,443

4,866	Pinnacle Entertainment Inc., (2)	106,079

1,908	Popeye’s Louisiana Kitchen Inc., (2)	76,892

1,205	Potbelly Corporation, (2), (3)	13,966

1,180	Red Robin Gourmet Burgers, Inc., (2)	75,945

5,078	Ruby Tuesday, Inc., (2)	30,519

2,986	Ruth’s Chris Steak House, Inc.	33,891

3,978	Scientific Games Corporation, (2)	33,972

4,384	Sonic Corporation	90,530

969	Speedway Motorsports Inc.	16,899

4,826	Texas Roadhouse, Inc.	120,071

2,915	Vail Resorts, Inc.	220,083

470	Zoe’s Kitchen Inc., (2), (3)	13,635
	Total Hotels, Restaurants & Leisure	3,685,846

	Household Durables – 1.1%

2,090	Beazer Homes USA, Inc., (2), (3)	32,082

714	Cavco Industries, Inc., (2)	50,972

706	CSS Industries Inc.	17,431

2,068	Ethan Allen Interiors Inc., (3)	47,399

409	Flexsteel Industries, Inc.	12,376

2,348	Helen of Troy Limited, (2)	125,923

9,431	Hovnanian Enterprises Inc., Class A, (2), (3)	37,724

712	Installed Building Products Inc., (2)	7,889

2,356	Irobot Corporation, (2), (3)	76,264

Nuveen Investments	105

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Household Durables (continued)

6,963	KB Home, (3)	$113,497

4,363	La-Z-Boy Inc.	91,798

1,153	LGI Homes Inc., (2)	20,973

1,749	Libbey Inc.	45,544

852	Lifetime Brands, Inc.	14,484

2,014	M/I Homes, Inc., (2), (3)	41,448

3,150	MDC Holdings Inc., (3)	84,956

3,013	Meritage Corporation, (2)	115,398

412	Nacco Industries Inc.	19,648

748	New Home Company Inc., (2)	9,731

3,843	Ryland Group Inc., (3)	123,360

1,502	Skullcandy Inc., (2)	10,154

11,677	Standard Pacific Corporation, (2), (3)	88,045

1,208	The Dixie Group, Inc., (2)	10,135

11,806	Tri Pointe Homes, Incorporated, (2)	159,499

566	Turtle Beach Corporation, (2)	4,579

645	UCP Inc., Class A, (2)	8,043

1,249	Universal Electronics Inc., (2)	59,490

568	WCI Communities Inc., (2)	9,764

1,415	William Lyon Homes Inc, Class A, (2)	34,837
	Total Household Durables	1,473,443

	Household Products – 0.2%

3,488	Central Garden & Pet Company, (2), (3)	32,543

6,708	Harbinger Group Inc., (2)	78,685

402	Oil Dri Corporation	11,726

463	Orchids Paper Products Company	12,223

1,208	WD 40 Company	80,646
	Total Household Products	215,823

	Independent Power & Renewable Electricity Producers – 0.3%

9,986	Atlantic Power Corporation, (3)	37,647

8,094	Dynegy Inc., (2)	214,896

1,473	Ormat Technologies Inc.	37,989

3,183	Pattern Energy Group Inc.	98,641
	Total Independent Power & Renewable Electricity Producers	389,173

	Industrial Conglomerates – 0.1%

3,030	Raven Industries, Inc.	84,446

	Insurance – 2.4%

3,631	Ambac Financial Group, Inc., (2)	82,278

5,997	American Equity Investment Life Holding Company, (3)	132,774

106	Nuveen Investments

Shares	Description (1)	Value

	Insurance (continued)

1,532	Amerisafe, Inc.	$56,071

2,424	Amtrust Financial Services, Inc., (3)	103,359

2,112	Argo Group International Holdings Inc.	105,199

928	Atlas Financial Holdings Inc., (2)	13,233

770	Baldwin & Lyons, Class B, (3)	19,019

3,620	Citizens Inc., (2), (3)	24,399

17,574	CNO Financial Group Inc.	284,347

2,188	Crawford & Co	20,130

618	Donegal Group, Inc., Class B	9,319

1,535	eHealth, Inc., (2), (3)	31,775

376	EMC Insurance Group Inc.	11,066

2,580	Employers Holdings, Inc.	54,954

689	Enstar Group, Limited, (2), (3)	95,082

740	FBL Financial Group Inc.	31,657

913	Federated National Holding Company	18,415

952	Fidelity & Guaranty Life	20,573

8,619	First American Corporation, (3)	233,920

727	Global Indemnity PLC, (2)	18,124

2,351	Greenlight Capital Re, Ltd, (2)	76,078

1,184	Hallmark Financial Services, Inc., (2)	10,620

728	HCI Group Inc.	29,047

5,539	Hilltop Holdings Inc., (2)	113,550

3,308	Horace Mann Educators Corporation	94,774

657	Independence Holding Company	8,219

961	Infinity Property and Casualty Corporation	62,234

329	Kansas City Life Insurance Company	14,367

3,748	Kemper Corporation	129,718

4,153	Maiden Holdings, Ltd	47,676

4,157	Meadowbrook Insurance Group, Inc.	25,067

3,159	Montpelier Re Holdings Limited, (3)	93,285

2,863	National General Holdings Corporation	49,845

554	National Interstate Corporation	15,008

182	National Western Life Insurance Company	43,862

863	Navigators Group, Inc., (2)	52,470

1,881	OneBeacon Insurance Group Limited, Class A	27,839

484	Phoenix Companies Inc., (3)	26,818

1,456	Platinum Underwriters Holdings Limited	85,322

4,407	Primerica Inc.	203,075

3,468	RLI Corporation, (3)	148,222

Nuveen Investments	107

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

1,074	Safety Insurance Group, Inc.	$53,711

4,627	Selective Insurance Group Inc.	103,136

1,245	State Auto Financial Corporation, (3)	26,282

1,775	Stewart Information Services Corporation	52,309

6,080	Symetra Financial Corporation	138,624

4,580	Third Point Reinsurance Limited, (2)	66,685

1,714	United Fire Group Inc.	48,438

1,342	United Insurance Holdings Corporation	19,486

2,515	Universal Insurance Holdings Inc.	30,331
	Total Insurance	3,261,792

	Internet & Catalog Retail – 0.5%

2,149	1-800-FLOWERS.COM, Inc., (2)	11,003

1,033	Blue Nile Inc., (2)	26,600

974	Coupons.com Inc., (2), (3)	19,996

1,541	FTD Companies Inc., (2), (3)	50,761

1,210	Gaiam Inc.	7,962

2,678	Hosting Site Network, Inc.	149,673

1,329	Lands’ End Inc, (2), (3)	46,768

2,385	Nutri System Inc.	38,279

4,162	Orbitz Worldwide Inc., (2)	36,834

932	Overstock.com, Inc., (2)	15,145

1,675	PetMed Express, Inc., (3)	22,948

2,484	RetailMeNot Inc., (2), (3)	60,759

3,165	Shutterfly, Inc., (2), (3)	156,098

3,273	ValueVision Media Inc., (2), (3)	14,990

1,832	Vitacost.com, Inc., (2)	14,619
	Total Internet & Catalog Retail	672,435

	Internet Software & Services – 2.6%

768	Aerohive Networks Inc., (2)	6,451

719	Amber Road Inc., (2)	9,850

3,520	Angie’s List, (2), (3)	29,322

5,408	Bankrate Inc., (2)	91,179

4,218	Bazaarvoice Inc., (2)	31,255

422	BenefitFocus Inc., (2), (3)	16,264

3,416	Blucora Inc., (2), (3)	58,311

481	Borderfree Inc., (2)	6,402

2,344	Brightcove Inc., (2)	13,947

1,428	Carbonite Inc., (2)	13,894

547	CareCom Inc., (2)	5,191

108	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services (continued)

1,670	ChannelAdvisor Corporation, (2)	$38,293

2,796	ComScore Inc., (2)	101,187

2,560	Constant Contact Inc., (2)	79,693

5,405	Conversant Inc., (2), (3)	126,315

4,288	Cornerstone OnDemand Inc., (2)	179,410

1,447	Cvent Inc., (2)	39,518

4,322	DealerTrack Technologies Inc., (2)	162,378

3,016	Demand Media Inc., (2)	16,377

2,424	Demandware Incorporated, (2)	146,022

3,384	Dice Holdings Inc., (2)	30,997

2,634	Digital River, Inc., (2)	37,640

1,871	E2open Inc., (2), (3)	30,273

8,588	Earthlink Holdings Corporation	33,837

2,432	Endurance International Group Holdings Inc., (2), (3)	33,148

2,747	Envestnet Inc., (2)	119,797

610	Everyday Health Inc., (2)	10,138

984	Five9, Inc., (2)	7,164

3,077	Global Eagle Acquisition Corporation, (2)	31,385

4,507	Gogo Inc., (2), (3)	73,058

720	GrubHub Inc., (2)	26,129

1,137	GTT Communications Inc., (2)	11,552

4,466	Internap Network Services Corporation, (2)	32,200

3,200	Intralinks Holdings Inc., (2)	25,664

3,828	J2 Global Inc., (3)	187,266

4,452	Limelight Networks Inc., (2)	11,442

2,072	Liquidity Services, Inc., (2)	27,951

4,590	Liveperson, Inc., (2)	54,070

1,959	LogMeIn Inc., (2)	79,751

2,650	Marchex, Inc.	29,150

2,124	Marin Software Inc., (2)	19,477

2,068	Marketo Inc., (2)	56,560

6,081	Millennial Media Incorporated, (2), (3)	20,979

7,343	Monster Worldwide Inc., (2)	47,730

3,323	Move, Inc., (2)	48,516

5,406	NIC, Incorporated, (2)	91,199

626	OPOWER Inc., (2)	10,016

2,792	Perficient, Inc., (2)	47,436

797	Q2 Holdings Inc., (2)	10,496

2,613	QuinStreet, Inc., (2)	13,039

Nuveen Investments	109

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services (continued)

1,871	RealNetworks Inc., (2)	$14,070

600	Reis, Inc.	12,966

1,480	Rocket Fuel Inc., (2), (3)	39,087

2,127	SciQuest Inc., (2)	32,735

1,227	Shutterstock Incorporated, (2), (3)	95,632

1,332	SPS Commerce Inc., (2)	71,062

1,089	Stamps.com Inc., (2)	34,445

1,338	TechTarget Inc., (2)	10,169

1,503	Textura Corporation, (2), (3)	37,530

662	Travelzoo Inc., (2)	11,413

2,861	Tremor Video Inc., (2), (3)	10,643

628	TrueCar Inc., (2), (3)	8,522

2,978	Trulia Inc., (2), (3)	180,258

8,237	Unwired Planet Inc, (2), (3)	16,474

2,721	VistaPrint NV, (2), (3)	134,036

4,177	Web.com, Inc., (2)	110,899

3,126	WebMD Health Corporation, Class A, (2), (3)	155,769

1,118	Wix.com Limited, (2), (3)	18,950

2,232	XO Group, Incorporated, (2), (3)	24,931

2,494	Xoom Corporation, (2)	54,020

1,462	YuMe Inc., (2), (3)	8,728

5,157	Zix Corporation, (2)	17,895
	Total Internet Software & Services	3,529,553

	IT Services – 2.4%

6,160	Acxiom Corporation, (2)	112,851

4,245	Blackhawk Network Holdings Inc., (2), (3)	120,303

1,896	CACI International Inc., (2)	130,805

3,589	Cardtronics Inc., (2)	138,392

858	Cass Information Systems, Inc., (3)	38,722

6,217	Ciber, Inc., (2), (3)	21,697

1,291	Computer Task Group, Inc.	18,487

8,185	Convergys Corporation, (3)	158,707

2,823	CSG Systems International Inc.	73,511

1,594	Datalink Corporation, (2)	18,012

2,872	EPAM Systems Inc., (2)	111,032

4,153	Euronet Worldwide, Inc., (2)	207,816

5,298	Evertec Inc.	118,463

2,720	Exlservice Holdings, Inc., (2)	76,296

880	Forrester Research, Inc.	34,038

110	Nuveen Investments

Shares	Description (1)	Value

	IT Services (continued)

5,519	Global Cash Access Holdings, Inc., (2)	$46,194

2,007	Hackett Group, Inc.	12,042

2,891	Heartland Payment Systems Inc., (3)	137,323

2,614	Higher One Holdings Inc., (2)	10,927

2,902	IGATE Corporation	103,543

2,635	Information Services Group Inc., (2)	11,515

4,853	Lionbridge Technologies, Inc., (2)	27,808

632	Luxoft Holding Inc., (2)	20,091

1,987	ManTech International Corporation, Class A	53,649

5,460	Maximus Inc.	225,826

3,082	ModusLink Global Solutions Inc., (2), (3)	11,496

2,354	Moneygram International Inc., (2)	34,015

4,519	NeuStar, Inc., (2), (3)	125,899

2,403	PRG-Schultz International Inc., (2)	14,466

9,196	Sapient Corporation, (2)	135,733

3,390	Science Applications International Corporation	141,600

5,090	ServiceSource International Inc., (2)	22,549

3,272	Sykes Enterprises Inc., (2)	67,730

1,251	Syntel Inc.	108,049

1,415	TeleTech Holdings, Inc., (2)	38,955

4,249	Unisys Corporation, (2)	90,461

2,098	Virtusa Corporation, (2)	65,625

3,126	WEX Inc., (2)	337,358
	Total IT Services	3,221,986

	Leisure Equipment & Products – 0.5%

1,099	Arctic Cat, Inc.	39,124

1,752	Black Diamond Group Inc., (2), (3)	15,383

7,539	Brunswick Corporation	304,048

5,924	Callaway Golf Company	45,022

799	Escalade, Inc.	12,704

1,601	JAKKS Pacific Inc., (3)	9,990

413	Johnson Outdoors, Inc.	9,524

5,311	LeapFrog Enterprises Inc., (2)	38,345

682	Malibu Boats Inc., Class A, (2)	13,129

877	Marine Products Corporation	7,446

2,586	Nautilus Group, Inc., (2), (3)	25,757

4,433	Smith & Wesson Holding Corporation, (2), (3)	54,748

1,564	Sturm, Ruger & Company, (3)	78,137
	Total Leisure Equipment & Products	653,357

Nuveen Investments	111

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Life Sciences Tools & Services – 0.5%

1,832	Accelerate Diagnostics Inc., (2), (3)	$33,306

5,925	Affymetrix, Inc., (2), (3)	50,955

1,939	Albany Molecular Research Inc., (2)	36,919

2,503	Cambrex Corporation, (2)	52,738

2,757	Enzo Biochem Inc., (2)	13,234

2,264	Fluidigm Corporation, (2), (3)	64,818

3,113	Luminex Corporation, (2), (3)	56,657

810	NanoString Technologies, Inc., (2)	9,761

4,640	Pacific Biosciences of California Inc., (2)	21,205

4,588	Parexel International Corporation, (2)	245,733

9,597	Sequenom, Inc., (2), (3)	35,989
	Total Life Sciences Tools & Services	621,315

	Machinery – 3.2%

3,340	Accuride Corporation, (2)	16,700

5,729	Actuant Corporation	184,932

589	Alamo Group Inc.	27,995

2,330	Albany International Corporation, Class A	83,507

2,251	Altra Industrial Motion, Inc., (3)	70,569

788	American Railcar Industries, (3)	53,915

247	ARC Group Worldwide Inc., (2)	3,673

1,523	Astec Industries Inc.	59,199

4,373	Barnes Group Inc., (3)	149,775

4,102	Blount International Inc., (2)	53,572

3,770	Briggs & Stratton Corporation, (3)	69,104

2,457	Chart Industries, Inc., (2), (3)	186,855

1,464	CIRCOR International Inc.	105,218

4,067	CLARCOR, Inc.	241,214

1,625	Columbus McKinnon Corporation NY	37,781

1,998	Commercial Vehicle Group Inc., (2)	18,302

1,853	Douglas Dynamics Inc.	30,945

1,141	Dynamic Material Corporation	23,368

3,105	Energy Recovery, Inc., (2), (3)	13,910

1,741	EnPro Industries Inc., (2)	119,119

2,204	ESCO Technologies Inc.	73,944

800	ExOne Company, (2)	26,168

5,204	Federal Signal Corporation	75,250

1,003	Freightcar America Inc.	21,645

1,721	Global Brass & Copper Holdings Inc.	26,125

1,571	Gorman-Rupp Company	45,528

112	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

834	Graham Corporation	$25,153

2,225	Greenbrier Companies Inc., (3)	143,401

6,514	Harsco Corporation	164,609

4,580	Hillenbrand Inc.	137,629

538	Hurco Companies, Inc.	17,275

828	Hyster-Yale Materials Handling Inc.	66,323

2,411	John Bean Technologies Corporation	62,807

933	Kadant Inc., (3)	35,585

848	LB Foster Company	39,559

1,038	Lindsay Manufacturing Company, (3)	84,026

1,420	Lydall Inc., (2), (3)	35,827

1,147	Manitex International, Inc., (2)	15,852

8,121	Meritor Inc., (2)	102,081

936	Midwest Air Group Inc.	17,962

4,573	Mueller Industries Inc.	127,267

13,157	Mueller Water Products Inc.	101,967

1,425	NN, Incorporated	41,325

230	OmegaFlex, Inc., (2)	3,896

1,826	Proto Labs Incorporated, (2), (3)	147,906

1,917	RBC Bearings Inc., (2)	106,355

6,061	Rexnord Corporation, (2)	163,102

1,058	Standex International Corporation, (3)	69,775

1,788	Sun Hydraulics Corporation	65,226

1,533	Tennant Company, (3)	111,832

3,553	Titan International Inc.	53,011

3,649	TriMas Corporation, (2)	115,600

693	Twin Disc, Inc., (3)	19,986

5,706	Wabash National Corporation, (2), (3)	77,659

2,298	Watts Water Technologies, Inc.	134,341

5,349	Woodward Governor Company	267,236

910	Xerium Technologies, (2)	11,830
	Total Machinery	4,384,716

	Marine – 0.2%

3,969	Baltic Trading Limited, (3)	20,202

466	International Shipholding Corp., (3)	9,879

2,707	Knightsbridge Tankers Limited	30,860

3,557	Matson Incorporated	95,861

6,401	Navios Maritime Holdings Inc., (3)	51,016

3,139	Safe Bulkers Inc., (3)	22,883

Nuveen Investments	113

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Marine (continued)

10,981	Scorpio Bulkers Inc., (2), (3)	$84,444

1,781	Ultrapetrol Limited, (2)	5,806
	Total Marine	320,951

	Media – 1.4%

1,575	A.H. Belo Corporation, Class A, (3)	16,616

1,751	AMC Entertainment Holdings Inc.	39,643

1,921	Carmike Cinemas, Inc., (2), (3)	60,396

5,684	Central European Media Enterprises Limited, (2), (3)	14,892

6,173	Cinedigm Corporation, Class A, (2)	14,013

2,888	Crown Media Holdings, Inc., (2)	9,761

10,936	Cumulus Media, Inc., (2)	56,648

77	Daily Journal Corporation, (2)	12,986

1,200	Dex Media Inc., (2), (3)	15,348

2,605	E.W. Scripps Company, Class A	56,476

1,993	Entercom Communications Corporation, (2)	18,834

4,596	Entravision Communications Corporation	25,692

1,579	Eros International PLC, (2)	23,164

1,338	Global Sources, Limited, (2)	9,874

3,992	Gray Television Inc., (3)	48,623

3,582	Harte-Hanks Inc.	23,498

717	Hemisphere Media Group Inc., (2)	8,296

3,676	Journal Communications Inc.	39,995

4,324	Lee Enterprises Inc., (2)	16,431

1,056	Loral Space & Communications, Inc., (2)	76,349

2,421	Martha Stewart Living Omnimedia Inc., (2)	10,919

5,065	McClatchy Company	24,464

3,309	MDC Partners, Inc.	68,232

4,388	Media General Inc., (3)	88,462

2,898	Meredith Corporation, (3)	133,076

4,741	National CineMedia, Inc.	76,140

2,422	New Media Investment Group Inc.	36,475

10,751	New York Times, Class A, (3)	134,280

2,447	Nexstar Broadcasting Group, Inc., (3)	114,006

1,865	Radio One Inc., (2)	8,150

867	ReachLocal Inc., (2)	5,549

1,453	Reading International Inc., Class A, (2)	11,668

801	Rentrak Corporation, (2), (3)	39,762

291	Saga Communications Inc, Class A	10,476

866	Salem Communications Corporation	7,543

114	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

2,203	Scholastic Corporation, (3)	$78,030

3,564	SFX Entertainment Inc., (2), (3)	24,413

5,539	Sinclair Broadcast Group, Class A	178,965

1,774	Sizmek Inc., (2)	16,126

8,895	Time Inc., (2)	214,370

2,392	World Wrestling Entertainment Inc., (3)	29,852
	Total Media	1,898,493

	Metals & Mining – 1.4%

11,359	AK Steel Holding Corporation, (3)	103,367

8,658	Allied Nevada Gold Corporation, (2), (3)	27,100

1,459	AM Castle & Company, (3)	12,081

705	Ampco-Pittsburgh Corporation	14,220

4,285	Century Aluminum Company, (2)	80,558

8,457	Coeur d’Alene Mines Corporation, (2)	65,965

9,741	Commercial Metals Company	167,935

5,150	Globe Specialty Metals Inc.	98,005

2,764	Gold Resource Corp., (3)	14,594

455	Handy & Harman Limited, (2)	10,238

1,027	Haynes International Inc.	51,145

27,737	Hecla Mining Company, (3)	87,649

4,192	Horsehead Holding Corp., (2), (3)	78,516

1,462	Kaiser Aluminum Corporation	112,896

1,712	Materion Corporation	55,315

14,685	Molycorp Inc., (2), (3)	30,692

3,577	Noranda Aluminum Holdings Corporation	15,810

755	Olympic Steel Inc., (3)	16,557

2,477	RTI International Metals, Inc., (2)	61,578

2,144	Schnitzer Steel Industries, Inc., (3)	57,266

9,663	Stillwater Mining Company, (2), (3)	172,968

5,629	SunCoke Energy Inc., (2)	128,510

577	Universal Stainless & Alloy Products, Inc., (2), (3)	16,635

4,337	US Silica Holdings Inc., (3)	243,826

5,214	Walter Industries Inc., (3)	29,981

4,151	Worthington Industries, Inc.	158,776
	Total Metals & Mining	1,912,183

	Multiline Retail – 0.1%

1,126	Bon-Ton Stores, Inc., (3)	10,472

2,311	Burlington Store Inc., (2)	75,639

3,060	Freds Inc.	48,440

Nuveen Investments	115

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Multiline Retail (continued)

3,569	Tuesday Morning Corporation, (2)	$58,746
	Total Multiline Retail	193,297

	Multi-Utilities – 0.3%

4,853	Avista Corporation	150,589

3,601	Black Hills Corporation	189,809

2,928	Northwestern Corporation	135,332
	Total Multi-Utilities	475,730

	Oil, Gas & Consumable Fuels – 4.1%

6,845	Abraxas Petroleum Corporation, (2)	34,910

176	Adams Resources and Energy, Incorporated	11,500

1,940	Alon USA Energy, Inc.	24,929

18,401	Alpha Natural Resources Inc., (2), (3)	62,379

2,454	American Eagle Energy Corporation, (2)	15,779

2,185	Amyris Inc., (2), (3)	8,216

762	Apco Oil and Gas International Inc.	10,523

3,176	Approach Resources Inc., (2), (3)	66,823

17,688	Arch Coal Inc., (3)	52,533

1,456	Ardmore Shipping Corporation	19,117

4,064	Bill Barrett Corporation, (2), (3)	97,577

2,647	Bonanza Creek Energy Inc., (2)	148,391

9,818	BPZ Resources, Inc., (2), (3)	25,723

3,322	Callon Petroleum Company Del, (2)	32,821

3,669	Carrizo Oil & Gas, Inc., (2)	225,313

490	Clayton Williams Energy, (2)	52,141

5,677	Clean Energy Fuels Corporation, (2), (3)	56,543

5,070	Cloud Peak Energy Inc., (2)	78,484

3,859	Comstock Resources Inc., (3)	91,304

1,405	Contango Oil & Gas Company, (2)	56,523

4,788	Delek US Holdings Inc.	139,905

5,600	DHT Maritime Inc.	37,072

3,375	Diamondback Energy, (2)	277,526

590	Dorian LPG Limited, (2)	11,841

4,721	Emerald Oil Inc., (2), (3)	34,652

7,562	Energy XXI Limited Bermuda	150,938

1,412	Evolution Petroleum Corporation	14,981

12,249	Exco Resources Inc., (3)	56,468

9,942	Forest Oil Corporation, (2)	20,282

5,349	Frontline Limited, (3)	12,891

4,451	FX Energy, Inc., (2), (3)	13,754

116	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

3,397	GasLog Limited	$86,624

4,624	Gastar Exploration Inc., (2)	30,611

2,807	Goodrich Petroleum Corporation, (2), (3)	54,063

3,018	Green Plains Renewable Energy, Inc.	113,145

21,035	Halcon Resources Corporation, (2), (3)	125,158

672	Hallador Energy Company	9,421

3,396	Harvest Natural Resources Inc., (2), (3)	14,671

77	Isramco, Inc., (2)	9,660

928	Jones Energy Inc, Class A, (2)	17,465

21,499	Kodiak Oil & Gas Corporation, (2)	334,094

16,033	Magnum Hunter Resources Corporation, (2)	103,092

5,914	Matador Resources Company, (2)	159,915

2,766	Midstates Petroleum Company Incorporated, (2), (3)	17,647

2,543	Miller Energy Resources Inc., (2), (3)	12,435

6,632	Navios Maritime Acquisition Corporation	21,222

64	Nordic American Offshore Limited	1,175

7,411	Nordic American Tanker Shipping Ltd	63,809

4,925	Northern Oil and Gas Inc., (2), (3)	79,243

1,634	Pacific Ethanol, Inc., (2)	29,151

580	Panhandle Oil and Gas Inc., (3)	37,364

4,033	Parsley Energy Inc. Class A, (2)	91,025

2,888	PDC Energy Inc., (2)	156,703

5,292	Penn Virginia Corporation, (3)	68,902

4,753	Petroquest Energy Inc., (2)	30,467

10,383	Quicksilver Resources Inc., (2), (3)	19,520

2,786	Renewable Energy Group Inc., (2)	31,203

6,286	Resolute Energy Corporation, (2)	48,025

3,768	Rex Energy Inc., (2)	51,961

507	Rex Stores Corporation, (2)	42,765

1,503	Ring Energy Inc., (2), (3)	26,002

4,956	Rosetta Resources, Inc., (2)	253,103

1,767	RSP Permian Inc., (2)	52,215

4,104	Sanchez Energy Corporation, (2)	130,179

13,872	Scorpio Tankers Inc.	130,258

3,437	SemGroup Corporation, Class A	264,924

4,663	Ship Financial International Limited	84,867

6,129	Solazyme Inc., (2), (3)	59,329

4,602	Stone Energy Corporation, (2)	175,106

3,613	Swift Energy Company, (2), (3)	39,924

Nuveen Investments	117

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

5,371	Synergy Resources Corporation, (2), (3)	$56,503

5,186	Teekay Tankers Limited, Class A, (3)	20,640

1,826	TransAtlantic Petroleum Limited, (2)	19,063

6,102	Triangle Petroleum Corporation, (2), (3)	65,902

4,020	Vaalco Energy Inc., (2)	27,738

951	Vertex Energy Inc., (2)	7,817

2,888	W&T Offshore Inc.	38,728

6,073	Warren Resources Inc., (2)	35,770

4,292	Western Refining Inc.	175,800

1,208	Westmoreland Coal Company, (2)	52,053
	Total Oil, Gas & Consumable Fuels	5,518,296

	Paper & Forest Products – 0.7%

3,178	Boise Cascade Company, (2)	89,461

1,648	Clearwater Paper Corporation, (2)	111,405

928	Deltic Timber Corporation, (3)	56,701

3,577	Glatfelter	85,133

6,806	KapStone Paper and Packaging Corp., (2)	202,410

11,385	Louisiana-Pacific Corporation, (2)	154,153

1,332	Neenah Paper, Inc., (3)	66,094

5,261	Resolute Forest Products, (2)	80,967

2,457	Schweitzer-Mauduit International Inc.	100,319

3,404	Wausau Paper Corp.	34,278
	Total Paper & Forest Products	980,921

	Personal Products – 0.2%

2,135	Elizabeth Arden, Inc., (2)	44,045

1,680	Female Health Company, (3)	6,569

2,320	IGI Laboratories Inc., (2), (3)	12,226

1,367	Inter Parfums, Inc.	35,720

1,059	Medifast, Inc., (2)	30,404

909	Nature’s Sunshine Products, (3)	14,035

713	Nutraceutical International Corporation, (2)	16,456

945	Revlon Inc., (2), (3)	28,823

1,442	Synutra International Inc., (2)	8,782

500	USANA Health Sciences, Inc., (2), (3)	31,925
	Total Personal Products	228,985

	Pharmaceuticals – 1.5%

1,945	AcelRx Pharmaceuticals Inc., (2), (3)	13,537

556	Achaogen Inc., (2)	6,010

848	Aerie Pharmaceuticals Inc., (2)	15,035

118	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

4,851	Akorn, Inc., (2), (3)	$164,594

2,116	Alimera Sciences, Inc., (2), (3)	12,230

3,216	Ampio Pharmaceuticals Inc., (2), (3)	19,392

555	ANI Pharmaceuticals Inc., (2)	14,219

1,970	Aratana Therapeutics Inc., (2)	22,714

4,109	Auxilium Pharmaceuticals, Inc., (2), (3)	82,262

13,277	Avanir Pharmaceuticals, (2)	69,173

3,376	Biodelivery Sciences, Inc., (2), (3)	43,044

5,920	Bio-Path Holdings Inc., (2), (3)	13,498

1,647	Cempra Inc., (2), (3)	15,152

4,436	Corcept Therapeutics, Inc., (2)	10,602

4,708	DepoMed, Inc., (2), (3)	46,845

279	Egalet Corporation, (2)	3,376

2,909	Endocyte Inc., (2), (3)	19,301

5,250	Horizon Pharma Inc., (2), (3)	44,625

5,706	Impax Laboratories Inc., (2), (3)	133,463

1,379	Intra-Cellular Therapies Inc., (2), (3)	19,982

2,075	Lannett Company Inc., (2), (3)	69,741

5,272	Medicines Company, (2), (3)	123,207

10,392	Nektar Therapeutics, (2)	109,636

2,814	Omeros Corporation, (2), (3)	38,299

2,876	Pacira Pharmaceuticals, Inc., (2), (3)	264,592

3,069	Pain Therapeutics, Inc., (2)	12,920

2,683	Pernix Therapeutics Holdings, Incorporated, (2)	20,149

1,182	Phibro Animal Health Corporation, Class A	22,411

2,249	Pozen Inc., (2)	16,283

4,180	Prestige Brands Holdings Inc., (2)	128,744

1,364	Relypsa Inc., (2), (3)	30,840

1,913	Repros Therapeutics, Inc., (2)	26,820

573	Revance Therapeutics Inc., (2)	17,580

1,568	Sagent Pharmaceuticals Inc., (2)	39,953

4,149	SciClone Pharmaceuticals, Inc., (2)	19,998

1,142	Sucampo Pharmaceuticals, Inc., (2)	6,738

2,363	Supernus Pharmaceuticals Incorporated, (2)	20,464

1,779	Tetraphase Pharmaceuticals Inc., (2)	18,680

8,114	TherapeuticsMD, (2), (3)	37,649

1,897	Theravance Biopharma Inc., (2)	53,173

6,644	Theravance Inc., (3)	144,175

7,252	Vivus, Inc., (2), (3)	34,955

Nuveen Investments	119

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals (continued)

4,544	Xenoport, Inc., (2)	$19,494

9,910	Zogenix Inc., (2), (3)	13,081
	Total Pharmaceuticals	2,058,636

	Professional Services – 1.3%

4,099	Acacia Research, (3)	69,929

587	Barrett Business Services, Inc.	33,506

3,170	CBIZ Inc., (2)	25,867

1,176	CDI Corporation	16,311

2,727	Corporate Executive Board Company	169,265

1,416	Corporate Resource Services Inc., (2)	2,804

848	CRA International, Inc., (2)	20,250

1,099	Exponent, Inc.	78,117

758	Franklin Covey Company, (2)	14,296

3,360	FTI Consulting Inc., (2), (3)	124,186

1,223	GP Strategies Corporation, (2)	33,278

1,505	Heidrick & Struggles International, Inc.	28,098

1,944	Hill International, Inc., (2)	9,351

1,900	Huron Consulting Group, Inc., (2)	114,836

1,644	ICF International, Inc., (2)	56,833

1,871	Insperity Inc.	59,704

2,245	Kelly Services, Inc., (3)	35,785

2,256	KForce Inc.	44,872

4,057	Korn Ferry International, (2)	119,357

1,325	Mistras Group Inc., (2)	27,984

3,964	Navigant Consulting Inc., (2), (3)	64,692

4,382	On Assignment, Inc., (2)	118,358

675	Paylocity Holding Corporation, (2)	13,223

13,497	Pendrell Corporation, (2)	19,841

3,400	Resources Connection, Inc.	51,340

4,277	RPX Corporation, (2)	66,721

2,959	The Advisory Board Company, (2), (3)	148,364

1,269	TriNet Group Inc., (2)	29,695

3,390	TrueBlue Inc., (2)	91,496

343	VSE Corporation	20,433

2,832	WageWorks, Incorporated, (2)	118,208
	Total Professional Services	1,827,000

	Real Estate Investment Trust – 8.4%

4,589	Acadia Realty Trust, (3)	129,547

2,327	AG Mortgage Investment Trust Inc.	42,677

120	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

1,103	Agree Realty Corporation	$32,296

176	Alexander’s Inc.	63,888

4,699	Altisource Residential Corporation, (3)	108,970

2,800	American Assets Trust Inc	96,012

4,126	American Capital Mortgage Investment Corporation	82,231

13,656	American Realty Capital Healthcare Trust	145,710

2,595	American Residential Properties Inc., (2), (3)	47,021

1,635	AmREIT Inc., Class B	37,834

10,319	Anworth Mortgage Asset Corporation	52,421

2,851	Apollo Commercial Real Estate Finance, Inc.	47,241

2,669	Apollo Residential Mortgage Inc.	43,505

1,783	Ares Commercial Real Estate Corporation, (3)	21,788

1,583	Armada Hoffler Properties Inc., (3)	14,880

28,807	Armour Residential REIT Inc.	121,277

2,047	Ashford Hospitality Prime Inc.	34,083

5,606	Ashford Hospitality Trust Inc.	64,525

4,794	Associated Estates Realty Corp.	84,710

1,585	Aviv REIT Inc.	45,093

5,380	Campus Crest Communities Inc.	43,040

7,388	Capstead Mortgage Corporation, (3)	94,862

1,621	CareTrust REIT Inc., (2), (3)	27,654

1,007	CatchMark Timber Trust Inc., Class A	12,084

6,026	Cedar Shopping Centers Inc.	37,964

19,118	Chambers Street Properties, (3)	148,738

2,192	Chatham Lodging Trust	46,405

4,048	Chesapeake Lodging Trust	120,145

8,649	Colony Financial Inc.	191,575

1,729	Coresite Realty Corporation	56,469

14,011	Cousins Properties, Inc.	173,456

11,102	CubeSmart	202,167

2,649	CyrusOne Inc.	65,828

13,072	CYS Investments Inc.	116,079

24,227	DCT Industrial Trust Inc.	189,697

15,785	DiamondRock Hospitality Company	193,524

5,202	Dupont Fabros Technology Inc.	142,587

4,578	Dynex Capital, Inc.	37,997

2,522	EastGroup Properties Inc., (3)	157,272

11,240	Education Realty Trust Inc.	118,694

6,850	Empire State Realty Trust Inc., (3)	111,244

Nuveen Investments	121

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

4,304	Entertainment Properties Trust	$231,986

5,017	Equity One Inc.	116,495

3,987	Excel Trust Inc.	51,632

10,343	FelCor Lodging Trust Inc.	108,291

8,957	First Industrial Realty Trust, Inc.	161,674

4,896	First Potomac Realty Trust, (3)	64,578

7,502	Franklin Street Properties Corporation	91,074

5,855	Geo Group Inc.	201,471

2,135	Getty Realty Corporation, (3)	39,220

1,169	Gladstone Commercial Corporation	20,399

12,041	Glimcher Realty Trust	129,320

4,416	Government Properties Income Trust	103,114

9,487	Gramercy Property Trust Inc	56,068

1,612	Hannon Armstrong Sustainable Infrastructure Capital Inc.	22,101

7,786	Hatteras Financial Corp.	149,102

7,748	Healthcare Realty Trust, Inc.	191,376

16,184	Hersha Hospitality Trust	106,976

7,269	Highwoods Properties, Inc., (3)	305,807

3,612	Hudson Pacific Properties Inc.	92,467

7,110	Inland Real Estate Corporation	73,517

9,930	Invesco Mortgage Capital Inc.	168,611

8,406	Investors Real Estate Trust, (3)	71,619

7,089	iStar Financial Inc., (2)	101,940

10,866	Kite Realty Group Trust	66,283

8,394	LaSalle Hotel Properties	292,027

14,974	Lexington Corporate Properties Trust	163,816

2,808	LTC Properties Inc.	107,631

7,151	Mack-Cali Realty Corporation	150,886

13,465	Medical Properties Trust Inc.	181,239

3,536	Monmouth Real Estate Investment Corporation	36,350

2,667	National Health Investors Inc.	159,460

22,745	New Residential Investment	136,015

7,534	New York Mortgage Trust, Inc.	56,882

14,208	New York REIT, Inc., (3)	148,332

978	One Liberty Properties Inc.	20,264

868	Owens Realty Mortgage Inc.	13,897

5,741	Parkway Properties Inc., (3)	119,011

5,118	Pebblebrook Hotel Trust	186,295

5,667	Penn Real Estate Investment Trust	108,976

122	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

5,872	PennyMac Mortgage Investment Trust	$125,720

2,508	Physicians Realty Trust	35,313

3,275	Potlatch Corporation	135,258

1,411	PS Business Parks Inc.	116,408

966	QTS Realty Trust Inc., Class A, (3)	26,324

6,771	RAIT Investment Trust, (3)	52,137

5,534	Ramco-Gershenson Properties Trust	91,864

6,843	Redwood Trust Inc.	129,880

10,582	Resource Capital Corporation, (3)	58,307

5,988	Retail Opportunity Investments Corporation	92,395

1,410	Rexford Industrial Realty Inc.	19,500

10,307	RLJ Lodging Trust	289,008

2,996	Rouse Properties Inc.	50,782

3,505	Ryman Hospitalities Properties, (3)	167,364

3,812	Sabra Health Care Real Estate Investment Trust Inc.	105,592

654	Saul Centers Inc.	31,176

2,969	Select Income REIT	82,390

3,102	Silver Bay Realty Trust Corporation, (3)	50,128

2,617	Sovran Self Storage Inc.	200,776

4,184	STAG Industrial Inc.	95,563

3,155	Starwood Waypoint Residential Trust	82,945

19,946	Strategic Hotels & Resorts Inc., (2)	227,584

6,652	Summit Hotel Properties Inc.	68,316

3,354	Sun Communities Inc.	176,521

14,791	Sunstone Hotel Investors Inc.	209,884

2,083	Terreno Realty Corporation	38,952

1,498	Trade Street Residential Inc.	10,636

1,388	UMH Properties Inc.	13,755

991	Universal Health Realty Income Trust	41,681

2,078	Urstadt Biddle Properties Inc., (3)	42,578

5,541	Washington Real Estate Investment Trust, (3)	150,272

3,312	Western Asset Mortgage Capital Corporation	45,043

1,779	Whitestone Real Estate Investment Trust	26,614

2,665	Winthrop Realty Trust, Inc., (3)	40,118
	Total Real Estate Investment Trust	11,340,176

	Real Estate Management & Development – 0.5%

3,931	Alexander & Baldwin Inc.	150,046

113	Altisource Asset Management Corporation, (2)	69,271

1,177	Altisource Portfolio Solutions SA, (2)	127,563

Nuveen Investments	123

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Real Estate Management & Development (continued)

787	AV Homes Inc., (2), (3)	$12,269

346	Consolidated Tomoka Land Company, (3)	15,439

2,888	Forestar Real Estate Group Inc., (2), (3)	54,006

5,391	Kennedy-Wilson Holdings Inc.	126,149

858	ReMax Holdings Inc., (3)	25,139

5,099	St. Joe Company, (2), (3)	116,461

1,148	Tejon Ranch Company, (2)	32,833
	Total Real Estate Management & Development	729,176

	Road & Rail – 0.6%

2,142	ArcBest Corporation	67,966

1,674	Celadon Group, Inc.	35,556

3,318	Heartland Express, Inc., (3)	74,489

4,539	Knight Transportation Inc.	108,754

1,952	Marten Transport, Ltd.	39,508

260	PAM Transportation Services, Inc., (2)	9,038

546	Patriot Transportation Holding, Inc., (2), (3)	18,160

2,211	Quality Distribution, Inc., (2)	29,517

2,249	Roadrunner Transportation System Inc., (2)	56,540

2,024	Saia, Inc., (2)	92,396

6,987	Swift Transportation Company, (2), (3)	142,884

450	Universal Truckload Services, Inc.	10,931

505	USA Truck, Inc., (2)	9,343

3,275	Werner Enterprises, Inc.	80,500

2,597	YRC Worldwide Inc., (2)	67,989
	Total Road & Rail	843,571

	Semiconductors & Equipment – 3.5%

3,271	Advanced Energy Industries Inc., (2)	55,018

1,447	Alpha & Omega Semiconductor Limited, (2)	13,240

2,324	Ambarella, Incorporated, (2), (3)	66,490

6,883	Amkor Technology Inc., (2)	60,915

6,092	Applied Micro Circuits Corporation, (2)	50,868

801	Audience Incorporated, (2)	7,634

9,027	Axcelis Technologies Inc., (2)	15,797

5,541	Brooks Automation Inc.	56,407

1,940	Cabot Microelectronics Corporation, (2)	77,969

1,031	Cascade Microtech, Inc., (2), (3)	11,403

4,279	Cavium Networks Inc., (2), (3)	199,615

1,845	CEVA, Inc., (2), (3)	26,254

5,006	Cirrus Logic Inc., (2)	112,285

124	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

2,060	Cohu Inc.	$22,969

13,045	Cypress Semiconductor Corporation, (3)	131,885

2,991	Diodes Inc., (2)	76,271

1,647	DSP Group Inc., (2)	14,609

11,227	Entegris Inc., (2)	128,998

7,465	Entropic Communications Inc., (2)	20,827

3,189	Exar Corporation, (2)	30,710

10,078	Fairchild Semiconductor International Inc., Class A, (2)	153,387

4,496	FormFactor Inc., (2)	30,348

11,003	GT Advanced Technologies, Inc., (2), (3)	152,282

2,173	Inphi Corporation, (2)	33,160

10,775	Integrated Device Technology, Inc., (2)	154,729

2,343	Integrated Silicon Solution	34,255

5,788	International Rectifier Corporation, (2)	143,774

10,600	Intersil Holding Corporation, Class A	135,998

2,016	IXYS Corporation	23,023

5,526	Kopin Corporation, (2), (3)	18,954

9,637	Lattice Semiconductor Corporation, (2)	65,917

882	MA-COM Technology Solutions Holdings Incorporated, (2)	17,552

1,928	Maxlinear Inc., (2)	18,277

3,880	Micrel, Incorporated, (3)	40,585

7,744	Microsemi Corporation, (2), (3)	185,701

4,418	MKS Instruments Inc.	140,404

3,065	Monolithic Power Systems, Inc.	126,401

1,926	Nanometrics Inc., (2), (3)	29,969

375	NVE Corporation, (2)	24,881

4,499	Omnivision Technologies, Inc., (2)	100,778

2,463	PDF Solutions, Inc., (2)	47,191

2,202	Peregrine Semiconductor Corporation, (2), (3)	14,841

1,911	Pericom Semiconductor Corporation, (2)	16,874

5,064	Photronics Inc., (2)	40,360

3,279	PLX Technologies Inc., (2)	21,281

13,985	PMC-Sierra, Inc., (2)	94,119

2,415	Power Integrations Inc.	129,999

4,449	Quicklogic Corporation, (2), (3)	15,127

9,303	Rambus Inc., (2), (3)	107,078

23,082	RF Micro Devices, Inc., (2), (3)	257,595

2,110	Rubicon Technology Inc., (2)	15,888

2,722	Rudolph Technologies, (2)	25,070

Nuveen Investments	125

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

5,423	Semtech Corporation, (2)	$121,096

6,433	Silicon Image, Inc., (2)	32,101

3,506	Silicon Laboratories Inc., (2)	142,799

4,870	Spansion Inc., Class A, (2)	92,384

2,906	Synaptics, Inc., (2)	209,900

4,397	Tessera Technologies Inc.	111,728

13,606	TriQuint Semiconductor, Inc., (2)	244,636

1,991	Ultra Clean Holdings, Inc., (2)	17,262

2,310	Ultratech Stepper Inc., (2), (3)	54,701

3,263	Veeco Instruments Inc., (2), (3)	113,259

3,886	Vitesse Semiconductor Corporation, (2)	11,658

3,963	Xcerra Corporation, (2)	37,054
	Total Semiconductors & Equipment	4,784,540

	Software – 4.0%

1,026	A10 Networks Inc., (2)	11,081

9,180	ACI Worldwide, Inc., (2)	172,033

3,943	Actuate Corporation, (2)	16,639

4,151	Advent Software Inc.	134,741

2,000	American Software, Inc.	18,620

7,427	Aspen Technology Inc., (2), (3)	322,629

2,811	AVG Technologies NV, (2), (3)	47,787

639	Barracuda Networks Inc., (2)	17,745

3,805	Blackbaud, Inc.	139,682

3,153	Bottomline Technologies, Inc., (2)	89,261

2,337	Broadsoft Inc., (2)	57,023

3,708	Callidus Software, Inc., (2)	39,750

3,807	CommVault Systems, Inc., (2)	182,812

17,720	Compuware Corporation	161,252

1,715	Comverse Incorporated, (2), (3)	44,041

612	Covisint Corporation, (2), (3)	2,558

2,217	Cyan Inc., (2), (3)	8,535

526	Digimarc Corporation	13,339

2,591	Ebix, Inc., (3)	32,543

2,193	Ellie Mae Incorporated, (2), (3)	62,983

2,189	EnerNOC, Inc., (2)	39,227

2,621	EPIQ Systems, Inc.	37,795

313	ePlus, Inc., (2)	17,118

2,765	Fair Isaac Corporation	158,020

3,012	Fleetmatics Group Limited, (2), (3)	95,149

126	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

1,950	Gigamon Inc., (2), (3)	$22,503

7,251	Glu Mobile, Inc., (2), (3)	40,678

1,399	Guidance Software, Inc., (2), (3)	10,828

5,482	Guidewire Software Incorporated, (2), (3)	222,021

1,683	Imperva Incorporated, (2), (3)	37,312

4,405	Infoblox, Incorporated, (2)	53,389

1,291	Interactive Intelligence Group, (2)	58,573

3,468	Jive Software Inc., (2)	27,467

5,985	Kofax Limited, (2), (3)	42,972

6,113	Manhattan Associates Inc., (2)	179,478

779	Mavenir Systems Inc., (2)	8,795

7,948	Mentor Graphics Corporation	156,973

731	Microstrategy Inc., (2)	104,628

1,554	Model N Inc., (2)	15,291

3,186	Monotype Imaging Holdings Inc.	95,230

2,940	NetScout Systems, Inc., (2)	125,038

770	Park City Group Inc., (2)	8,093

525	Paycom Software Inc., (2)	6,710

2,898	Pegasystems, Inc.	61,930

4,144	Progress Software Corporation, (2)	96,058

2,984	Proofpoint, Incorporated, (2)	105,246

1,874	PROS Holdings, Inc., (2)	48,012

490	QAD Inc A	9,261

7,252	QLIK Technologies Inc., (2)	191,888

1,623	Qualys Incorporated, (2)	38,773

2,005	Rally Software Development Corporation, (2)	20,391

3,879	RealPage Inc., (2), (3)	62,471

1,713	Rosetta Stone Inc., (2)	16,513

1,412	Sapiens International Corporation NV	10,195

2,728	SeaChange International, Inc., (2)	20,433

2,825	Silver Springs Networks Inc., (2), (3)	30,171

5,495	SS&C Technologies Holdings Inc., (2)	237,988

2,846	Synchronoss Technologies, Inc., (2), (3)	115,007

7,983	Take-Two Interactive Software, Inc., (2), (3)	178,660

3,121	Tangoe Inc., (2), (3)	43,070

3,965	TeleCommunication Systems, (2)	12,490

1,479	TeleNav Inc., (2)	7,351

638	The Rubicon Project Inc., (2)	7,599

9,265	TiVo, Inc., (2)	124,707

Nuveen Investments	127

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Software (continued)

2,625	Tyler Technologies Inc., (2)	$238,166

2,303	Ultimate Software Group, Inc., (2)	310,698

440	Varonis Systems Inc., (2)	9,275

2,409	Vasco Data Security International, Inc., (2)	32,690

4,391	Verint Systems Inc., (2)	206,114

3,518	VirnetX Holding Corporation, (2), (3)	49,182

5,588	Vringo Inc., (2), (3)	18,217

916	Zendesk Inc., (2), (3)	15,929
	Total Software	5,456,827

	Specialty Retail – 3.1%

6,540	Aeropostale, Inc., (2)	21,713

15,682	American Eagle Outfitters, Inc.	167,170

670	America’s Car-Mart, Inc., (2), (3)	25,085

3,778	Ann Inc., (2)	138,842

2,474	Asbury Automotive Group, Inc., (2)	167,069

3,367	Barnes & Noble Inc.	70,101

2,899	Bebe stores, Inc.	8,146

1,401	Big 5 Sporting Goods Corporation	13,884

3,605	Brown Shoe Inc.	101,625

2,328	Buckle Inc., (3)	103,596

995	Build-A-Bear-Workshop, Inc., (2)	10,497

2,296	Cato Corporation	70,855

1,779	Childrens Place Retail Stores Inc., (3)	89,306

3,026	Christopher & Banks Corporation	25,872

1,288	Citi Trends, Inc., (2)	25,953

2,234	Conn’s, Inc., (2), (3)	89,360

1,195	Container Store Group Inc., (2), (3)	25,131

1,128	Destination Maternity Corporation	21,466

2,818	Destination XL Group Inc., (2), (3)	15,076

6,797	Express Inc., (2)	105,761

3,892	Finish Line, Inc.	102,321

4,378	Five Below, Incorporated, (2), (3)	160,322

3,406	Francescas Holdings Corporation, (2), (3)	43,529

1,935	Genesco Inc., (2)	147,582

1,812	Group 1 Automotive Inc., (3)	133,943

4,958	Guess Inc.	128,958

1,646	Haverty Furniture Companies Inc.	36,591

1,070	Hhgregg Inc., (2), (3)	7,608

2,090	Hibbett Sporting Goods, Inc., (2), (3)	104,312

128	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail (continued)

1,162	Kirkland’s, Inc., (2), (3)	$21,857

1,850	Lithia Motors Inc.	164,373

2,213	Lumber Liquidators Inc., (2), (3)	119,989

1,945	Marinemax Inc., (2)	32,423

1,120	Mattress Firm Holding Corporation, (2), (3)	52,192

3,868	Mens Wearhouse Inc.	194,638

2,542	Monro Muffler Brake, Inc., (3)	129,108

2,399	New York & Company Inc., (2)	8,085

43,137	Office Depot, Inc., (2)	216,116

1,644	Outerwall Inc., (2), (3)	90,453

3,848	Pacific Sunwear of California, Inc., (2)	7,811

4,431	Pep Boys – Manny, Moe & Jack	46,880

6,933	Pier 1 Imports, Inc.	104,411

4,120	Rent-A-Center Inc., (3)	98,633

2,514	Restoration Hardware Holdings Incorporated, (2)	205,620

936	Sears Hometown and Outlet Stores, (2)	17,747

4,379	Select Comfort Corporation, (2)	88,456

1,250	Shoe Carnival, Inc.	22,250

3,245	Sonic Automotive Inc.	78,918

785	Sportsman’s Warehouse Holdings Inc., (2)	4,545

2,556	Stage Stores Inc., (3)	46,059

2,306	Stein Mart, Inc.	29,932

908	Systemax Inc., (2)	12,412

2,262	Tile Shop Holdings Inc., (2), (3)	22,869

824	Tilly’s Inc, Class A, (2)	6,238

2,530	Vitamin Shoppe Inc., (2), (3)	107,905

1,415	West Marine, Inc., (2)	12,141

168	Winmark Corporation	10,999

1,673	Zumiez, Inc., (2)	46,593
	Total Specialty Retail	4,161,327

	Textiles, Apparel & Luxury Goods – 1.0%

1,076	Columbia Sportswear Company, (3)	80,442

7,061	Crocs, Inc., (2)	112,058

680	Culp Inc., (3)	12,322

1,399	G-III Apparel Group, Limited, (2)	108,660

3,695	Iconix Brand Group, Inc., (2), (3)	156,040

1,472	Movado Group Inc.	60,249

1,121	Oxford Industries Inc.	66,778

1,027	Perry Ellis International, Inc., (2)	18,897

Nuveen Investments	129

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods (continued)

11,047	Quiksilver Inc., (2)	$33,031

832	R.G. Barry Corporation	15,716

1,362	Sequential Brands Group Inc., (2), (3)	16,385

3,154	Skechers USA Inc., (2)	164,544

4,701	Steven Madden Limited, (2)	149,727

3,990	Tumi Holdings Inc., (2)	84,109

1,244	Unifi Inc., (2)	35,628

1,804	Vera Bradley Inc., (2), (3)	35,773

956	Vince Holding Company, (2)	32,303

8,182	Wolverine World Wide Inc., (3)	198,495
	Total Textiles, Apparel & Luxury Goods	1,381,157

	Thrifts & Mortgage Finance – 1.7%

7,359	Astoria Financial Corporation, (3)	94,784

3,869	Bank Mutual Corporation, (3)	23,330

1,757	BankFinancial Corporation	17,957

602	BBX Capital Corporation, (2)	10,884

2,472	Beneficial Mutual Bancorp Inc., (2)	32,334

2,090	Berkshire Hills Bancorp, Inc.	50,515

1,146	BofI Holdings, Inc., (2)	85,480

5,841	Brookline Bancorp, Inc.	52,744

11,546	Capitol Federal Financial Inc.	135,088

1,640	Charter Financial Corporation	17,958

701	Clifton Bancorp Inc.	8,664

2,653	Dime Community Bancshares, Inc.	40,113

1,070	ESB Financial Corporation	13,300

3,360	Essent Group Limited, (2)	61,186

7,351	Everbank Financial Corporation, (3)	139,669

858	Federal Agricultural Mortgage Corporation	25,011

814	First Defiance Financial Corporation	21,986

1,262	First Financial Northwest Inc.	13,276

1,654	Flagstar Bancorp Inc., (2)	30,268

942	Fox Chase Bancorp.	15,844

896	Franklin Financial Corporation, (2)	17,821

5,729	Home Loan Servicing Solutions Limited, (3)	122,601

1,080	HomeStreet Inc., (3)	18,835

1,195	Kearny Financial Corporation, (3)	18,009

1,242	Ladder Capital Corporation, (2)	21,859

1,701	Meridian Bancorp, Inc., (2)	18,480

497	Meta Financial Group, Inc.	18,290

130	Nuveen Investments

Shares	Description (1)	Value

	Thrifts & Mortgage Finance (continued)

27,020	MGIC Investment Corporation, (2), (3)	$199,678

349	NASB Financial, Inc.	7,853

4,076	NMI Holdings Inc., Class A, (2), (3)	40,719

4,194	Northfield Bancorp Inc.	53,515

7,811	Northwest Bancshares Inc., (3)	96,856

1,064	OceanFirst Financial Corporation	16,928

3,782	Oritani Financial Corporation	55,974

1,064	PennyMac Financial Services Inc., (2)	16,098

4,974	Provident Financial Services Inc.	83,116

15,407	Radian Group Inc., (3)	195,053

1,153	Stonegate Mortgage Corporation, (2), (3)	14,839

705	Territorial Bancorp Inc.	14,171

497	Tree.com Inc., (2)	12,683

7,850	TrustCo Bank Corporation NY, (3)	51,732

4,114	United Community Financial Corporation, (3)	17,690

4,185	United Financial Bancorp Inc.	53,066

1,372	Walker & Dunlop Inc., (2)	18,728

8,173	Washington Federal Inc.	171,306

2,776	Waterstone Financial Inc.	30,619

654	WSFS Financial Corporation	46,820
	Total Thrifts & Mortgage Finance	2,323,730

	Tobacco – 0.2%

3,315	22nd Century Group Inc., (2), (3)	7,923

7,303	Alliance One International, Inc., (2), (3)	16,578

1,874	Universal Corporation, (3)	97,317

5,306	Vector Group Ltd., (3)	108,932
	Total Tobacco	230,750

	Trading Companies & Distributors – 0.9%

2,283	Aceto Corporation	38,263

5,214	Aircastle LTD, (3)	93,591

3,370	Applied Industrial Technologies Inc.	163,310

3,978	Beacon Roofing Supply Company, (2)	109,952

1,431	CAI International Inc., (2), (3)	27,318

1,045	DXP Enterprises, Inc., (2)	74,226

893	General Finance Corporation, (2)	7,957

2,476	H&E Equipment Services, Inc.	89,582

1,493	Houston Wire & Cable Company	17,931

2,253	Kaman Corporation, (3)	90,143

2,770	Rush Enterprises, Class A, (2)	97,587

Nuveen Investments	131

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Trading Companies & Distributors (continued)

1,175	Stock Building Supply Holdings Inc., (2), (3)	$17,343

2,821	TAL International Group Inc., (3)	124,688

1,776	Textainer Group Holdings Limited, (3)	64,948

1,435	Titan Machinery, Inc., (2)	21,037

2,084	Watsco Inc.	186,664
	Total Trading Companies & Distributors	1,224,540

	Transportation Infrastructure – 0.1%

4,230	Wesco Aircraft Holdings Inc., (2)	80,159

	Water Utilities – 0.2%

3,214	American States Water Co	98,188

631	Artesian Resources Corporation	13,749

3,978	California Water Service Group	90,579

902	Connecticut Water Service, Inc., (3)	28,765

1,319	Middlesex Water Company, (3)	26,802

1,289	SJW Corporation	34,558

1,077	York Water Company, (3)	20,495
	Total Water Utilities	313,136

	Wireless Telecommunication Services – 0.1%

1,547	Boingo Wireless Inc., (2)	9,452

1,274	NTELOS Holdings Corporation, (3)	15,339

2,260	RingCentral Inc., Class A, (2)	33,742

1,999	Shenandoah Telecommunications Company	55,392

1,803	Spok Holdings, Inc.	26,991
	Total Wireless Telecommunication Services	140,916
	Total Common Stocks (cost $99,811,686)	132,480,790

Shares	Description (1), (4)	Value

	INVESTMENT COMPANIES – 0.0%

2,552	CorEnergy Infrastructure Trust Inc., (3)	$20,339
	Total Investment Companies (cost $19,007)	20,339

Shares	Description (1)	Value

	COMMON STOCK RIGHTS – 0.0%

6,523	Chelsea Therapeutics International Limited, (5)	$—

692	Clinical Data, Inc., (2), (5)	—

3,767	Cubist Pharmaceuticals Inc.	467

591	Furiex Pharmaceuticals, (5)	5,774

1,493	Gerber Scientific Inc., (5)	—

4,499	Leap Wireless International, Inc., (5)	11,338

132	Nuveen Investments

Shares	Description (1)					Value

	COMMON STOCK RIGHTS (continued)

424	Omthera Pharmaceuticals Inc., (5)					$—

2,878	Trius Therapeutics Inc., (5)					—
	Total Common Stock Rights (cost $6,958)					17,579

Shares	Description (1)					Value

	WARRANTS – 0.0%

1,328	Magnum Hunter Resources Corporation, (3), (5)					$1,425

157	Tejon Ranch Company					355
	Total Warrants (cost $855)					1,780
	Total Long-Term Investments (cost $99,838,506)					132,520,488

Shares	Description (1)					Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 24.6%

	Money Market Funds – 24.6%

33,330,762	Mount Vernon Securities Lending Prime Portfolio, 0.181%, (6), (7)					$33,330,762
	Total Investments Purchased with Collateral from Securities Lending (cost $33,330,762)					33,330,762

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (8)	Value

	SHORT-TERM INVESTMENTS – 2.6%

	Money Market Funds – 2.1%

2,876,253	First American Treasury Obligations Fund, Class Z	0.000%	(6)	N/A	N/A	$2,876,253

	U.S. Government and Agency Obligations – 0.5%

$600	U.S. Treasury Bills, (9)	0.000%		1/15/15	AAA	599,854
	Total Short-Term Investments (cost $3,476,128)					3,476,107
	Total Investments (cost $136,645,396) – 125.0%					169,327,357
	Other Assets Less Liabilities – (25.0)%					(33,860,173)
	Net Assets – 100%					$135,467,184

Investments in Derivatives as of July 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Long	27	9/14	$3,015,090	$(108,405)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

Nuveen Investments	133

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$132,480,790	$—	$—	$132,480,790
Investment Companies	20,339	—	—	20,339
Common Stock Rights	467	—	17,112	17,579
Warrants	355	—	1,425	1,780
Investments Purchased with Collateral from Securities Lending	33,330,762	—	—	33,330,762
Short-Term Investments:
Money Market Funds	2,876,253	—	—	2,876,253
U.S. Government and Agency Obligations	—	599,854	—	599,854
Investments in Derivatives:
Futures Contracts*	(108,405)	—	—	(108,405)
Total	$168,600,561	$599,854	$18,537	$169,218,952
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments (excluding investments in derivatives) was $137,063,205.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$39,796,040
Depreciation	(7,531,888)
Net unrealized appreciation (depreciation) of investments	$32,264,152

134	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $30,916,022.

(4)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained from the Securities and Exchange Commission on its website at http://www.sec.gov.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(8)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(9)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

N/A	Not applicable.

REIT	Real Estate Investment Trust

Nuveen Investments	135

Nuveen Tactical Market Opportunities Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Shares		Description (1), (2)					Value

		LONG-TERM INVESTMENTS – 54.7%

		EXCHANGE-TRADED FUNDS – 47.8%

		Equity Funds – 27.8%

60,800		Consumer Staples Select Sector SPDR Fund					$2,621,088

12,800		Energy Select Sector SPDR Fund					1,236,864

173,000		Financial Select Sector SPDR Fund					3,876,930

59,800		Health Care Select Sector SPDR Fund					3,643,016

43,800		Industrial Select Sector SPDR Fund					2,268,840

125,500		iShares® MSCI ACWI ETF					5,933,640

16,000		iShares® MSCI Frontier 100 ETF					615,840

29,500		iShares® U.S. Telecommunications ETF					906,535

15,000		Materials Select Sector SPDR Fund					729,750

138,400		Technology Select Sector SPDR Fund					5,396,216

12,000		Utilities Select Sector SPDR Fund					495,000
		Total Equity Funds (cost $25,071,485)					27,723,719

		Fixed Income Funds – 20.0%

18,500		iShares National AMT-Free Muni Bond Fund ETF					2,014,465

357,000		iShares® Mortgage Real Estate Capped ETF					4,412,520

249,460		Market Vectors High-Yield Municipal Index ETF					7,518,724

39,670		PowerShares CEF Income Composite Portfolio					983,816

83,000		PowerShares Emerging Markets Sovereign Debt Portfolio					2,401,190

116,325		PowerShares Financial Preferred Portfolio					2,093,850

23,000		Powershares S&P 500 BuyWrite Portfolio					489,670
		Total Fixed Income Funds (cost $20,577,267)					19,914,235
		Total Exchange Traded Funds (cost $45,648,752)					47,637,954

Principal Amount (000) (4)		Description (1)	Coupon		Maturity	Ratings (3)	Value

		SOVEREIGN DEBT – 6.9%

		Mexico – 6.9%

30,000	MXN	Mexico Bonos	8.000%		6/11/20	A	$2,598,188

54,000	MXN	Mexico Bonos	6.500%		6/09/22	A	4,307,129
84,000	MXN	Total Sovereign Debt (cost $7,442,818)					6,905,317
		Total Long-Term Investments (cost $53,091,570)					54,543,271

Shares/ Principal Amount (000)		Description (1)	Coupon		Maturity	Ratings (3)	Value

		SHORT-TERM INVESTMENTS – 44.9%

		Money Market Funds – 37.3%

37,113,708		First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$37,113,708

136	Nuveen Investments

Shares/ Principal Amount (000)	Description	Coupon	Maturity	Ratings (3)	Value

	U.S. Government and Agency Obligations – 7.6%

$7,600	U.S. Treasury Bills, (6)	0.000%	1/15/15	AAA	$7,598,146
	Total Short-Term Investments (cost $44,712,121)				44,711,854
	Total Investments (cost $97,803,691) – 99.6%				99,255,125
	Other Assets Less Liabilities – 0.4%				396,039
	Net Assets – 100%				$99,651,164

Investments in Derivatives as of July 31 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond	Long	139	9/14	$12,464,505	$358,365
Australian Dollar	Short	(13)	9/14	(1,204,450)	5,536
CAC 40 Index	Short	(17)	9/14	(966,437)	62,890
DAX Index	Long	3	9/14	945,886	(50,827)
EAFE Mini Index	Short	(10)	9/14	(957,600)	20,628
Euro-Bund	Short	(78)	9/14	(15,456,909)	(272,723)
Euro STOXX 50	Long	33	9/14	1,378,241	(63,288)
Japanese Yen	Long	16	9/14	1,944,800	(30,467)
Long Gilt	Short	(11)	9/14	(2,055,478)	(13,768)
Mexican Peso	Short	(90)	9/14	(3,394,350)	36,525
MSCI Taiwan Index	Short	(32)	8/14	(1,063,680)	28,303
Russell 2000 Mini Index	Short	(32)	9/14	(3,573,440)	128,847
S&P 500 E-Mini	Short	(224)	9/14	(21,557,760)	64,399
Singapore Index	Long	18	8/14	1,103,230	6,825
SPI 200	Long	8	9/14	1,035,239	9,983
U.S. 2-Year Treasury Note	Short	(20)	9/14	(4,388,438)	2,763
U.S. 5-Year Treasury Note	Short	(124)	9/14	(14,735,656)	89,787
U.S. 10-Year Treasury Note	Long	45	9/14	5,607,422	(19,799)
U.S. Dollar Index	Long	180	9/14	14,674,140	128,051
				$(30,200,735)	$492,030
*	The aggregate Notional Amount at Value of long and short positions is $39,153,463 and $(69,354,198), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	137

Nuveen Tactical Market Opportunities Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$47,637,954	$—	$—	$47,637,954
Sovereign Debt	—	6,905,317	—	6,905,317
Short-Term Investments:			—
Money Market Funds	37,113,708	—	—	37,113,708
U.S. Government and Agency Obligations	—	7,598,146	—	7,598,146
Investments in Derivatives:
Futures Contracts	492,030	—	—	492,030
Total	$85,243,692	$14,503,463	$—	$99,747,155

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $97,948,274.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$2,803,545
Depreciation	(1,496,694)
Net unrealized appreciation (depreciation) of investments	$1,306,851

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

N/A	Not applicable.

ACWI	All Country World Index

CAC	Cotation Assistée en Continu

CEF	Closed-End Fund

EAFE	Europe, Australasia and Far East

DAX	Deutsher Aktien Index

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International Inc.

MXN	Mexican Peso

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depositary Receipts

SPI	Share Price Index

138	Nuveen Investments

Nuveen International Select Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.3%

	COMMON STOCKS – 95.5%

	Australia – 1.9%

316,865	G8 Education Limited, (3)	$1,446,546

107,226	Lend Lease Group, (3)	1,338,093

46,368	Ramsay Health Care Limited, (3)	2,065,725
	Total Australia	4,850,364

	Austria – 0.7%

20,827	Flughafen Wien AG, (3)	1,953,837

	Brazil – 1.0%

66,777	Empresa Brasileira de Aeronautica S.A	2,540,197

	Canada – 10.1%

95,300	Alimentation Couche Tard B Shares	2,608,109

53,000	Amaya Gaming Group, Inc., (2)	1,414,500

40,200	Black Diamond Group Limited	1,080,627

17,446	Canadian Pacific Railway Limited	3,313,868

83,200	Canyon Services Group Inc.	1,196,475

250,700	DeeThree Exploration Limited, (2)	2,634,954

222,800	Element Financial Corporation, (2)	2,893,427

45,000	Gildan Activewear Inc.	2,636,814

46,952	Imax Corporation, (2)	1,234,368

744,500	NeuLion Inc., (2)	785,230

32,100	Pembina Pipeline Corporation	1,344,823

219,500	Precision Drilling Corporation	2,735,823

21,922	Valeant Pharmaceuticals International	2,573,424
	Total Canada	26,452,442

	China – 10.0%

13,679	Baidu Inc., ADR, (2)	2,955,348

3,364,000	Beijing Enterprises Water Group, (3)	2,199,315

2,915,000	China Animal Healthcare Limited, (3)	1,914,382

3,538,500	China CNR Corp Limited, (2)	2,967,755

1,699,500	China Galaxy Securities Company, (3)	1,280,473

3,356,500	China Minsheng Banking Corporation, (3)	3,467,213

3,805,000	China Railway Group Limited, Class H, (3)	2,025,226

1,106,000	Jiangxi Copper Company Limited, (3)	2,105,799

46,600	Jumei International Holding Limited, (2)	1,329,964

1,941,000	Sinotrans Limited, (3)	1,202,123

3,199,000	SITC International Holdings Company Limited, (3)	1,406,399

Nuveen Investments	139

Nuveen International Select Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	China (continued)

942,000	Sunny Optical Technology Group Company, Limited, (3)	$1,234,079

9,335	Vipshop Holdings Limited, (2)	1,918,716
	Total China	26,006,792

	Denmark – 1.7%

47,469	Novo Nordisk AS, Class B, (3)	2,185,100

49,972	Vesta Wind Systems A/S, (2), (3)	2,253,098
	Total Denmark	4,438,198

	Finland – 3.7%

33,038	BasWare Oyj, (3)	1,465,651

163,491	Nokia Oyj	1,296,484

64,213	Accor SA, (3)	3,109,682

4,117	Eurofins Scientific, (3)	1,227,516

199,853	Groupe Eurotunnel SA, (3)	2,644,812
	Total Finland	9,744,145

	Germany – 2.7%

17,515	Bayer AG, (3)	2,310,342

53,398	SLM Solutions Group AG, (2)	1,383,575

65,544	Stabilus GmbH, (2)	2,185,391

31,746	WireCard AG, (3)	1,177,534
	Total Germany	7,056,842

	Hong Kong – 3.8%

4,113,000	Agricultural Bank of China, (3)	1,992,544

1,631,000	New World Development Company, Limited, (3)	2,056,752

83,300	Nord Anglia Education Inc., (2)	1,566,040

1,991,000	PAX Global Technology Limited, (2), (3)	1,526,188

1,255,500	Shimao Prpoerty Holdings Limited, (3)	2,886,696
	Total Hong Kong	10,028,220

	India – 0.5%

28,057	ICICI Bank Limited	1,403,411

	Indonesia – 0.8%

17,691,500	Summarecon Agung Tbk PT, WI/DD, (3)	2,029,934

	Ireland – 1.4%

291,020	Greencore Group PLC	1,298,582

32,910	Kerry Group PLC, Class A Shares, (3)	2,440,788
	Total Ireland	3,739,370

	Italy – 2.5%

50,200	Brembo SpA, (3)	1,844,495

21,823	EI Towers SPA, (3)	1,174,859

140	Nuveen Investments

Shares	Description (1)	Value

	Italy (continued)

679,020	IntesaSanpaolo SpA, (3)	$2,016,433

28,715	Luxottica Group SpA	1,576,454
	Total Italy	6,612,241

	Japan – 18.8%

33,500	Asahi Intecc Company Limited, (3)	1,389,360

353,000	Clarion Co., Limited, (2), (3)	1,405,986

12,400	COSMOS Pharmaceutical Corporation, (3)	1,519,575

48,141	CyberAgent Inc., (3)	1,613,748

30,000	CYBERDYNE Inc., (2), (3)	1,063,956

32,800	Dentsu Inc., (3)	1,299,079

33,600	Don Quijote Company Limited, (3)	1,815,538

58,900	F@N Communications Inc., (3)	903,457

44,100	H.I.S. Company Limited, (3)	1,384,657

126,200	INPEX Corporation, (3)	1,870,366

39,100	Jafco Company Limited, (3)	1,509,381

322,000	Kajima Corporation, (3)	1,497,320

139,500	Kakaku.Com Inc., (3)	2,360,900

119,300	Komatsu, Ltd, (3)	2,645,753

16,400	Mabuchi Motor Company Limited, (3)	1,293,420

112,000	Minebea Company Limited, (3)	1,332,493

439,900	Mitsubishi UFJ Financial Group Inc., (3)	2,594,222

111,000	Mitsui Fudosan Co., Ltd, (3)	3,665,642

45,200	Nidec Corporation, (3)	2,943,725

332,500	Orix Corporation, (3)	5,373,620

6,000	Shimano Inc., (3)	700,444

77,000	Sumitomo Metal Mining Company, Limited, (3)	1,282,761

420,000	Taiheiyo Cement Corporation, (3)	1,626,155

87,500	Temp Holdings Co., Ltd, (3)	2,775,001

145,300	Topcon Corporation, (3)	3,320,200
	Total Japan	49,186,759

	Luxembourg – 0.5%

40,635	APERAM, (2), (3)	1,367,505

	Mexico – 0.9%

834,800	Genomma Lab Internacional SAB de CV, (2)	2,232,238

	Netherlands – 1.9%

85,004	Constellium N.V., Class A Shares, (2)	2,463,416

41,793	NXP Semiconductors NV, (2)	2,605,794
	Total Netherlands	5,069,210

Nuveen Investments	141

Nuveen International Select Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Norway – 3.8%

144,816	BW LPG Limited, (3)	$1,863,184

44,059	Golar LNG, Limited	2,714,475

218,811	Hexagon Composites ASA, (3)	1,276,830

451,663	Norsk Hydro ASA, (3)	2,677,718

111,412	Opera Software ASA, (3)	1,305,923
	Total Norway	9,838,130

	Philippines – 0.6%

5,918,100	D&L Industries, Incorporated, (3)	1,478,060

	Singapore – 0.1%

36,890	Epic Gas Limited, (2), (3)	293,414

	South Africa – 1.0%

22,045	Naspers Limited, (3)	2,711,028

	South Korea – 1.7%

56,896	Hynix Semiconductor Inc., (3)	2,475,520

2,786	NHN Corporation, (3)	1,989,333
	Total South Korea	4,464,853

	Spain – 1.9%

510,272	Abengoa SA, Class B, (3)	2,712,834

63,751	Grifols SA	2,337,749
	Total Spain	5,050,583

	Sweden – 2.5%

57,033	Arcam AB, (2), (3)	1,563,859

183,791	CybAero AB, (2), (3)	1,010,948

198,464	Scandi Standard AB, (2)	1,323,439

104,454	Svenska Cellulosa AB, B Shares, (3)	2,572,287
	Total Sweden	6,470,533

	Switzerland – 6.2%

35,252	Aryzta AG, (3)	3,188,561

9,592	Leonteq AG	1,919,983

103,314	Meyer Burger Technology AG, (2), (3)	1,214,856

14,453	Roche Holdings AG, Sponsored ADR, (3)	4,194,341

651	Sika AG, (3)	2,532,400

50,033	TE Connectivity Limited	3,096,542
	Total Switzerland	16,146,683

	Taiwan – 4.6%

496,000	Delta Electronics Inc., (3)	3,370,539

1,038,000	Epistar Corporation, (3)	2,259,929

34,000	Hermes Microvision., Inc.	1,343,470

142	Nuveen Investments

Shares	Description (1)			Value

	Taiwan (continued)

761,000	Hota Industrial Manufacturing Company Limited, (3)			$1,275,090

340,546	MPI Corporation, (3)			1,065,804

112,576	Silicon Motion Technology Corporation			2,596,003
	Total Taiwan			11,910,835

	United Kingdom – 10.2%

71,929	Abengoa Yield PLC, (2)			2,602,391

88,070	Ashtead Group PLC, (3)			1,321,107

18,138	AstraZeneca PLC, (3)			1,324,372

121,464	Avance Gas Holdings Limited			2,743,705

329,299	B&M European Value Retail SA, (2)			1,509,419

104,408	Bellway PLC, (3)			2,650,181

151,695	Big Yellow Group PLC, (3)			1,281,448

112,778	Britvic PLC, (3)			1,332,695

63,172	Go-Ahead Group PLC, (3)			2,342,984

23,630	Intercontinental Hotels Group			954,440

73,544	London Stock Exchange Group, (3)			2,398,926

265,163	Poundland Group Holdings Limited, (2), (3)			1,440,258

35,396	Rio Tinto PLC, Sponsored ADR			2,027,837

30,999	Rotork PLC, (3)			1,442,718

18,416	Whitbread PLC, (3)			1,333,601
	Total United Kingdom			26,706,082
	Total Common Stocks (cost $246,100,170)			249,781,906

Shares	Description (1), (4)			Value

	EXCHANGE-TRADED FUNDS – 1.8%

	United States – 1.8%

55,169	Market Vectors India Small-Cap Index ETF			$2,530,602

96,338	WisdomTree India Earnings Fund			2,111,729
	Total Exchange-Traded Funds (cost $4,912,351)			4,642,331
	Total Long-Term Investments (cost $251,012,521)			254,424,237

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.6%

	Repurchase Agreements – 0.6%

$1,693	Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/14, repurchase price $1,693,152, collateralized by $1,735,000 U.S. Treasury Notes, 2.125%, due 6/30/21, value $1,727,314	0.000%	8/01/14	$1,693,152
	Total Short-Term Investments (cost $1,693,152)			1,693,152
	Total Investments (cost $252,705,673) – 97.9%			256,117,389
	Other Assets Less Liabilities – 2.1%			5,428,163
	Net Assets – 100%			$261,545,552

Nuveen Investments	143

Nuveen International Select Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$81,345,260	$168,436,646	$—	$249,781,906
Exchange-Traded Funds	4,642,331	—	—	4,642,331
Short-Term Investments:
Repurchase Agreements	—	1,693,152	—	1,693,152
Total	$85,987,591	$170,129,798	$—	$256,117,389

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $259,593,676.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$10,446,949
Depreciation	(13,923,236)
Net unrealized appreciation (depreciation) of investments	$(3,476,287)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

144	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 29, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2014